ALPS ETF Trust

Schedules of Investments

(Unaudited)

August 31, 2025

Alerian Energy Infrastructure ETF

Schedule of Investments

As of August 31, 2025 (Unaudited)

Security Description	Shares	Value
CANADIAN ENERGY INFRASTRUCTURE COMPANIES (29.51%)
Gathering + Processing (4.91%)
Keyera Corp.	482,804	$15,556,178

Pipeline Transportation | Natural Gas (5.21%)
TC Energy Corp.(a)	316,822	16,499,151

Pipeline Transportation | Petroleum (17.28%)
Enbridge, Inc.	549,496	26,587,548
Pembina Pipeline Corp.	415,952	15,710,074
South Bow Corp.(a)	450,091	12,473,487
Total Pipeline Transportation | Petroleum		54,771,109

Storage (2.11%)
Gibson Energy, Inc.(a)	352,661	6,684,215

TOTAL CANADIAN ENERGY INFRASTRUCTURE COMPANIES
(Cost $81,794,648)		93,510,653

Security Description	Shares	Value
EXCHANGE TRADED FUND (0.14%)
Exchange Traded Fund (0.14%)
Energy Select Sector SPDR Fund	5,000	451,950

TOTAL EXCHANGE TRADED FUND
(Cost $451,987)		451,950

Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE COMPANIES (27.17%)
Gathering + Processing (5.50%)
Aris Water Solutions, Inc.	53,283	1,293,178
Summit Midstream Corp.(b)	23,227	534,686
Targa Resources Corp.	92,923	15,588,762
Total Gathering + Processing		17,416,626

Liquefaction (6.05%)
Cheniere Energy, Inc.	67,454	16,311,726
NextDecade Corp.(a)(b)	267,622	2,868,908
Total Liquefaction		19,180,634

Pipeline Transportation | Natural Gas (15.62%)
DT Midstream, Inc.	149,225	15,546,261
Kinder Morgan, Inc.	573,054	15,460,997
Kinetik Holdings, Inc.(a)	91,299	3,819,037
Security Description	Shares	Value
Pipeline Transportation | Natural Gas (continued)
ONEOK, Inc.	191,814	$14,650,753
Total Pipeline Transportation | Natural Gas		49,477,048

TOTAL U.S. ENERGY INFRASTRUCTURE COMPANIES
(Cost $63,293,637)		86,074,308

Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE MLPS (28.31%)
Gathering + Processing (6.74%)
Delek Logistics Partners LP	20,120	881,659
Hess Midstream LP, Class A	282,097	11,622,396
Western Midstream Partners LP	226,153	8,867,459
Total Gathering + Processing		21,371,514

Pipeline Transportation | Natural Gas (16.06%)
Energy Transfer LP	1,548,097	27,432,279
Enterprise Products Partners LP	730,250	23,470,235
Total Pipeline Transportation | Natural Gas		50,902,514

Pipeline Transportation | Petroleum (5.51%)
Genesis Energy LP	111,857	1,900,450
MPLX LP	305,538	15,542,718
Total Pipeline Transportation | Petroleum		17,443,168

TOTAL U.S. ENERGY INFRASTRUCTURE MLPS
(Cost $78,127,372)		89,717,196

Security Description	Shares	Value
U.S. GENERAL PARTNERS (14.77%)
Gathering + Processing (9.69%)
Antero Midstream Corp.	727,024	12,933,757
The Williams Cos., Inc.	306,915	17,764,240
Total Gathering + Processing		30,697,997

Pipeline Transportation | Petroleum (5.08%)
Plains GP Holdings LP, Class A	834,432	16,104,538

TOTAL U.S. GENERAL PARTNERS
(Cost $34,389,871)		46,802,535

TOTAL INVESTMENTS (99.90%)
(Cost $258,057,515)		$316,556,642
OTHER ASSETS IN EXCESS OF LIABILITIES (0.10%)		324,104
NET ASSETS - 100.00%		$316,880,746

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $21,943,333.
(b)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Alerian MLP ETF

Schedule of Investments

As of August 31, 2025 (Unaudited)

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (105.32%)
Compression (3.60%)
USA Compression Partners LP(a)	15,957,027	$383,926,070

Gathering + Processing (24.15%)
Hess Midstream LP, Class A(a)	29,143,304	1,200,704,125
Western Midstream Partners LP(a)	35,096,607	1,376,137,960
Total Gathering + Processing		2,576,842,085

Liquefaction (4.65%)
Cheniere Energy Partners LP	8,984,559	496,307,039

Marketing & Distribution (17.04%)
Global Partners LP(a)	5,569,594	295,801,137
Suburban Propane Partners LP(a)	14,206,345	265,942,778
Sunoco LP(a)	24,010,532	1,255,750,824
Total Marketing & Distribution		1,817,494,739

Pipeline Transportation | Natural Gas (25.02%)
Energy Transfer LP	73,584,551	1,303,918,244
Enterprise Products Partners LP	42,468,673	1,364,943,150
Total Pipeline Transportation | Natural Gas		2,668,861,394

Pipeline Transportation | Petroleum (30.86%)
Delek Logistics Partners LP(a)	4,286,014	187,813,134
Genesis Energy LP(a)	23,818,024	404,668,228
MPLX LP	26,188,912	1,332,229,953
Plains All American Pipeline LP(a)	76,005,339	1,368,096,102
Total Pipeline Transportation | Petroleum		3,292,807,417

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $5,436,285,805)		11,236,238,744
	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.00%)(b)
Money Market Fund (0.00%)(b)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.22%	169,953	$169,953

TOTAL SHORT TERM INVESTMENTS

(Cost $169,953)			169,953

TOTAL INVESTMENTS (105.32%)
(Cost $5,436,455,758)			$11,236,408,697
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.32%)			(567,112,288)
NET ASSETS - 100.00%			$10,669,296,409

(a)	Affiliated Company. See Note 6 in Notes to Quarterly Schedule of Investments.
(b)	Less than 0.005%

See Notes to Quarterly Schedule of Investments.

ALPS Active Equity Opportunity ETF

Schedule of Investments

As of August 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.21%)
Communication Services (9.84%)
Alphabet, Inc., Class A	3,616	$769,883
AT&T, Inc.	9,807	287,247
Meta Platforms, Inc., Class A	1,092	806,660
Walt Disney Co.	2,375	281,153
Total Communication Services		2,144,943

Consumer Discretionary (11.46%)
Amazon.com, Inc.(a)	4,193	960,197
Lowe's Cos., Inc.	1,115	287,737
Marriott International, Inc., Class A	791	211,877
McDonald's Corp.	927	290,652
O'Reilly Automotive, Inc.(a)	3,038	314,980
Tesla, Inc.(a)	538	179,622
Volkswagen AG, ADR	21,316	253,873
Total Consumer Discretionary		2,498,938

Consumer Staples (3.06%)
Costco Wholesale Corp.	312	294,316
Walmart, Inc.	3,841	372,500
Total Consumer Staples		666,816

Energy (4.80%)
Baker Hughes Co.	4,591	208,431
ConocoPhillips	4,452	440,615
Enbridge, Inc.	8,238	398,225
Total Energy		1,047,271

Financials (15.14%)
American Express Co.	1,660	549,925
Aon PLC, Class A	763	280,021
Goldman Sachs Group, Inc.	605	450,876
Intercontinental Exchange, Inc.	1,897	335,010
JPMorgan Chase & Co.	2,095	631,475
Mastercard, Inc., Class A	793	472,065
S&P Global, Inc.	581	318,644
Wells Fargo & Co.	3,213	264,044
Total Financials		3,302,060

Health Care (9.60%)
Boston Scientific Corp.(a)	2,367	249,719
Gilead Sciences, Inc.	2,226	251,471
HCA Healthcare, Inc.	664	268,229
IQVIA Holdings, Inc.(a)	1,294	246,908
Johnson & Johnson	1,717	304,201
Thermo Fisher Scientific, Inc.	870	428,666
Vertex Pharmaceuticals, Inc.(a)	879	343,707
Total Health Care		2,092,901

Industrials (9.78%)
Caterpillar, Inc.	1,109	464,715
Deere & Co.	692	331,219
Old Dominion Freight Line, Inc.	1,697	256,196
RTX Corp.	1,871	296,741
Security Description	Shares	Value
Industrials (continued)
Schneider Electric SE, ADR	4,949	$243,182
Trane Technologies PLC	555	230,658
Waste Management, Inc.	1,372	310,607
Total Industrials		2,133,318

Information Technology (26.54%)
Amphenol Corp., Class A	4,067	442,734
Apple, Inc.	2,595	602,403
Atlassian Corp., Class A(a)	1,242	220,803
Corning, Inc.	1,652	110,734
International Business Machines Corp.	898	218,654
KLA Corp.	117	102,024
Lam Research Corp.	2,471	247,471
Microsoft Corp.	1,729	876,067
Motorola Solutions, Inc.	599	283,003
NVIDIA Corp.	5,365	934,476
QUALCOMM, Inc.	653	104,957
Salesforce.com, Inc.	777	199,106
ServiceNow, Inc.(a)	203	186,244
Synopsys, Inc.(a)	389	234,769
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,210	741,093
TE Connectivity PLC	1,369	282,698
Total Information Technology		5,787,236

Materials (2.16%)
Freeport-McMoRan, Inc.	4,291	190,520
Linde PLC	585	279,800
Total Materials		470,320

Real Estate (2.29%)
Equity LifeStyle Properties, Inc.	3,787	228,318
Welltower, Inc.	1,615	271,772
Total Real Estate		500,090

Utilities (3.54%)
Duke Energy Corp.	2,089	255,881
NRG Energy, Inc.	1,473	214,410
PPL Corp.	8,276	301,826
Total Utilities		772,117

TOTAL COMMON STOCKS
(Cost $18,091,229)		21,416,010

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.71%)
Money Market Fund (1.71%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.22%	372,863	$372,863

TOTAL SHORT TERM INVESTMENTS

(Cost $372,863)			372,863

TOTAL INVESTMENTS (99.92%)

(Cost $18,464,092)			$21,788,873
OTHER ASSETS IN EXCESS OF LIABILITIES (0.08%)			17,009
NET ASSETS - 100.00%			$21,805,882

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS Active REIT ETF

Schedule of Investments

As of August 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.09%)
Data Center REITs (13.95%)
Digital Realty Trust, Inc.	12,190	$2,043,532
Equinix, Inc.	5,327	4,188,033
Total Data Center REITs		6,231,565

Diversified REITs (4.65%)
Broadstone Net Lease, Inc.	49,025	911,375
Essential Properties Realty Trust, Inc.	37,280	1,167,610
Total Diversified REITs		2,078,985

Health Care REITs (17.40%)
Alexandria Real Estate Equities, Inc.	11,083	913,683
Omega Healthcare Investors, Inc.	25,471	1,084,300
Ventas, Inc.	32,092	2,184,823
Welltower, Inc.	21,385	3,598,667
Total Health Care REITs		7,781,473

Hotel & Resort REITs (2.48%)
Host Hotels & Resorts, Inc.	64,551	1,110,923

Industrial REITs (12.74%)
Americold Realty Trust, Inc.	34,800	502,512
First Industrial Realty Trust, Inc.	35,063	1,844,314
Prologis, Inc.	29,450	3,350,821
Total Industrial REITs		5,697,647

Multi-Family Residential REITs (8.79%)
Camden Property Trust	7,718	864,262
Essex Property Trust, Inc.	6,370	1,721,238
UDR, Inc.	34,021	1,346,211
Total Multi-Family Residential REITs		3,931,711

Office REITs (2.06%)
BXP, Inc.	12,683	919,644

Other Specialized REITs (4.84%)
VICI Properties, Inc.	64,034	2,163,068

Retail REITs (14.54%)
Curbline Properties Corp.	39,402	887,727
Federal Realty Investment Trust	6,326	636,079
InvenTrust Properties Corp.	20,027	596,204
Macerich Co.	63,135	1,161,684
Realty Income Corp.	22,540	1,324,450
Security Description		Shares	Value
Retail REITs (continued)
Simon Property Group, Inc.		10,495	$1,896,027
Total Retail REITs			6,502,171

Self-Storage REITs (7.03%)
Extra Space Storage, Inc.		9,627	1,382,245
Smartstop Self Storage REIT, Inc.		48,366	1,760,039
Total Self-Storage REITs			3,142,284

Single-Family Residential REITs (5.69%)
Equity LifeStyle Properties, Inc.		18,079	1,089,983
Invitation Homes, Inc.		46,408	1,452,106
Total Single-Family Residential REITs			2,542,089

Specialized REITs (1.78%)
Gaming and Leisure Properties, Inc.		16,610	797,446

Telecom Tower REITs (2.14%)
American Tower Corp.		4,695	957,076

TOTAL COMMON STOCKS
(Cost $42,287,037)			43,856,082

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (1.89%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.22%	846,111	$846,111

TOTAL SHORT TERM INVESTMENTS

(Cost $846,111)			846,111

TOTAL INVESTMENTS (99.98%)
(Cost $43,133,148)			$44,702,193
OTHER ASSETS IN EXCESS OF LIABILITIES (0.02%)			9,751
NET ASSETS - 100.00%			$44,711,944

See Notes to Quarterly Schedule of Investments.

ALPS Clean Energy ETF
Schedule of Investments

As of August 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (93.62%)
Consumer Discretionary (14.09%)
EVgo, Inc.(a)	205,919	$796,907
Lucid Group, Inc.(a)(b)	1,956,304	3,873,482
Rivian Automotive, Inc.(a)(b)	302,968	4,111,276
Tesla, Inc.(a)	14,632	4,885,185
Total Consumer Discretionary		13,666,850

Consumer Staples (2.21%)
Andersons, Inc.	52,418	2,143,896

Energy (4.02%)
Clean Energy Fuels Corp.(a)(b)	266,534	700,984
Gevo, Inc.(a)(b)	359,421	621,798
Green Plains, Inc.(a)	103,102	1,145,463
REX American Resources Corp.(a)	22,928	1,434,606
Total Energy		3,902,851

Financials (4.88%)
HA Sustainable Infrastructure Capital, Inc.(b)	167,706	4,736,017

Industrials (30.33%)
Ameresco, Inc., Class A(a)(b)	51,637	1,313,129
American Superconductor Corp.(a)	60,907	3,039,258
Array Technologies, Inc.(a)(b)	246,323	2,219,370
Ballard Power Systems, Inc.(a)(b)	402,955	813,969
ChargePoint Holdings, Inc.(a)(b)	33,849	381,478
Eos Energy Enterprises, Inc.(a)(b)	389,036	2,684,348
Fluence Energy, Inc.(a)(b)	103,664	767,114
Microvast Holdings, Inc.(a)(b)	288,053	769,102
NEXTracker, Inc.(a)	72,323	4,864,445
Plug Power, Inc.(a)(b)	1,733,286	2,721,259
Shoals Technologies Group, Inc., Class A(a)	266,264	1,733,379
Sunrun, Inc.(a)(b)	358,523	5,725,613
Willdan Group, Inc.(a)	21,903	2,406,264
Total Industrials		29,438,728

Information Technology (13.47%)
Enphase Energy, Inc.(a)	101,059	3,809,924
First Solar, Inc.(a)	25,440	4,965,634
Itron, Inc.(a)	34,924	4,293,557
Total Information Technology		13,069,115
Security Description	Shares	Value
Materials (7.14%)
Albemarle Corp.(b)	71,147	$6,041,803
Aspen Aerogels, Inc.(a)(b)	130,466	892,387
Total Materials		6,934,190

Utilities (17.48%)
Boralex, Inc., Class A(b)	164,748	3,464,464
Clearway Energy, Inc., Class C	132,278	3,943,207
Northland Power, Inc.(b)	274,825	4,452,512
Ormat Technologies, Inc.	55,542	5,103,754
Total Utilities		16,963,937

TOTAL COMMON STOCKS
(Cost $205,343,796)		90,855,584

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (6.24%)
Utilities (6.24%)
Brookfield Renewable Partners LP	175,381	4,449,175
XPLR Infrastructure LP	151,776	1,608,826
Total Utilities		6,058,001

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $12,808,673)		6,058,001

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (10.68%)
Money Market Fund (0.05%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $47,566)	4.22%	47,566	$47,566

Investments Purchased with Collateral from Securities Loaned (10.63%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.31%
(Cost $10,321,251)		10,321,251	10,321,251
TOTAL SHORT TERM INVESTMENTS

(Cost $10,368,817)			10,368,817

TOTAL INVESTMENTS (110.72%)
(Cost $228,521,286)			$107,282,402
LIABILITIES IN EXCESS OF OTHER ASSETS (-10.72%)			(10,230,123)
NET ASSETS - 100.00%			$97,052,279

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $29,462,375.

See Notes to Quarterly Schedule of Investments.

ALPS Disruptive Technologies ETF
Schedule of Investments

As of August 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.82%)
Communication Services (0.96%)
Netflix, Inc.(a)	686	$828,860

Consumer Discretionary (3.13%)
ADT, Inc.	101,833	886,965
Garmin, Ltd.	4,011	969,940
Tesla, Inc.(a)	2,578	860,717
Total Consumer Discretionary		2,717,622

Financials (16.06%)
Adyen NV(a)(b)(c)	421	706,486
American Express Co.	2,843	941,829
Block, Inc.(a)	13,108	1,043,922
Corpay, Inc.(a)	2,406	783,562
Fidelity National Information Services, Inc.	10,338	721,696
Fiserv, Inc.(a)	4,990	689,518
Global Payments, Inc.	10,527	935,008
GMO Payment Gateway, Inc.(d)	12,805	740,303
Jack Henry & Associates, Inc.	4,667	761,934
LendingTree, Inc.(a)	22,997	1,562,646
Mastercard, Inc., Class A	1,439	856,622
Moody's Corp.	1,726	879,846
Pagseguro Digital, Ltd., Class A	92,112	825,324
PayPal Holdings, Inc.(a)	11,255	789,988
S&P Global, Inc.	1,639	898,893
Visa, Inc., Class A	2,252	792,209
Total Financials		13,929,786

Health Care (11.21%)
Align Technology, Inc.(a)	4,544	645,066
Boston Scientific Corp.(a)	8,444	890,842
Dexcom, Inc.(a)	10,092	760,331
DiaSorin SpA(d)	7,715	777,845
Globus Medical, Inc.(a)	13,801	845,587
HealthEquity, Inc.(a)	8,003	714,908
Hologic, Inc.(a)	12,967	870,345
Insulet Corp.(a)	2,779	944,528
Intuitive Surgical, Inc.(a)	1,622	767,684
PROCEPT BioRobotics Corp.(a)(d)	13,523	543,219
ResMed, Inc.	3,351	919,883
Smith & Nephew PLC, Sponsored ADR(d)	27,809	1,041,447
Total Health Care		9,721,685

Industrials (16.57%)
AeroVironment, Inc.(a)(d)	4,420	1,066,767
AutoStore Holdings, Ltd.(a)(b)(c)	1,495,186	1,254,646
Experian PLC	16,246	841,439
FANUC Corp.(d)	31,527	896,327
Security Description	Shares	Value
Industrials (continued)
Goldwind Science & Technology Co., Ltd., Class H	953,400	$1,079,921
Proto Labs, Inc.(a)	21,318	1,061,849
RELX PLC, Sponsored ADR	15,832	738,879
Schneider Electric SE	3,240	796,193
Sensata Technologies Holding PLC	29,203	950,266
SS&C Technologies Holdings, Inc.	10,312	914,262
Stratasys, Ltd.(a)	78,786	839,071
Thomson Reuters Corp.(d)	4,299	763,512
TransUnion	9,617	850,143
Verisk Analytics, Inc.	2,693	722,047
Vestas Wind Systems A/S	49,100	977,275
Wolters Kluwer NV	4,794	603,477
Total Industrials		14,356,074

Information Technology (47.71%)
Adobe, Inc.(a)	2,023	721,604
Alarm.com Holdings, Inc.(a)	14,299	838,350
Allegro MicroSystems, Inc.(a)	27,883	860,191
Autodesk, Inc.(a)	2,828	889,972
Cadence Design Systems, Inc.(a)	2,744	961,580
Check Point Software Technologies, Ltd.(a)	3,747	723,696
Cognex Corp.	27,179	1,194,245
Crowdstrike Holdings, Inc., Class A(a)	1,763	746,983
CyberArk Software, Ltd.(a)	2,136	968,163
Dassault Systemes SE	22,657	705,074
Datadog, Inc., Class A(a)	7,059	964,824
Dynatrace, Inc.(a)	15,508	784,705
First Solar, Inc.(a)	5,005	976,926
Fortinet, Inc.(a)	8,226	647,962
Gen Digital, Inc.	28,479	860,066
Guidewire Software, Inc.(a)	3,356	728,319
Intuit, Inc.	1,099	733,033
Itron, Inc.(a)	6,836	840,418
Keyence Corp.	2,015	778,549
Klaviyo, Inc.(a)	24,661	800,003
Nemetschek SE	5,737	791,986
Okta, Inc.(a)	8,337	773,423
Omron Corp.(d)	31,350	808,950
Open Text Corp.(d)	29,168	964,586
Palo Alto Networks, Inc.(a)	4,325	823,999
PTC, Inc.(a)	4,906	1,047,431
Qorvo, Inc.(a)	10,153	920,877
Qualys, Inc.(a)	5,985	812,823
Renishaw PLC	22,035	961,980
Salesforce, Inc.	3,159	809,494
Samsara, Inc., Class A(a)	19,819	716,259
SAP SE, Sponsored ADR	2,805	763,409
SenseTime Group, Inc.(a)(b)(c)(d)	4,474,000	1,228,190
ServiceNow, Inc.(a)	829	760,574
Silicon Laboratories, Inc.(a)	6,160	827,596
Skyworks Solutions, Inc.	11,518	863,159
Snowflake, Inc., Class A(a)	4,000	954,640

Security Description	Shares	Value
Information Technology (continued)
SolarEdge Technologies, Inc.(a)	40,483	$1,369,135
SoundHound AI, Inc.(a)(d)	86,126	1,121,361
Synopsys, Inc.(a)	2,510	1,514,836
Temenos AG(d)	10,658	947,052
Trend Micro, Inc.	11,212	598,996
Workday, Inc., Class A(a)	3,348	772,785
Xero, Ltd.(a)	6,823	730,481
Xinyi Solar Holdings, Ltd.(d)	2,550,000	1,102,367
Zoom Communications, Inc., Class A(a)	10,695	870,787
Zscaler, Inc.(a)	2,808	777,956
Total Information Technology		41,359,795

Real Estate (0.85%)
Equinix, Inc.	939	738,232

Utilities (2.33%)
China Longyuan Power Group Corp., Ltd., Class H	959,000	826,692
Enlight Renewable Energy, Ltd.(a)	42,200	1,197,839
Total Utilities		2,024,531

TOTAL COMMON STOCKS
(Cost $72,773,059)		85,676,585

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (0.95%)
Utilities (0.95%)
Brookfield Renewable Partners LP	32,312	819,711

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $904,635)		819,711
	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (4.52%)
Money Market Fund (0.17%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $150,272)	4.22%	150,272	$150,272

Investments Purchased with Collateral from Securities Loaned (4.35%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.31%
(Cost $3,769,241)		3,769,241	$3,769,241
TOTAL SHORT TERM INVESTMENTS

(Cost $3,919,513)			3,919,513

TOTAL INVESTMENTS (104.29%)
(Cost $77,597,207)			$90,415,809
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.29%)			(3,715,467)
NET ASSETS - 100.00%			$86,700,342

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,189,322, representing 3.68% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2025, the market value of those securities was $3,189,322, representing 3.68% of net assets.
(d)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $7,609,284.

See Notes to Quarterly Schedule of Investments.

ALPS Electrification Infrastructure ETF
Schedule of Investments

As of August 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.76%)
Energy (12.83%)
Antero Midstream Corp.	38,875	$691,586
Cameco Corp.	10,732	830,548
Cheniere Energy, Inc.	3,014	728,846
DT Midstream, Inc.	6,690	696,964
Enbridge, Inc.(a)	15,158	732,738
Kinder Morgan, Inc.	25,661	692,334
ONEOK, Inc.	8,602	657,021
Pembina Pipeline Corp.(a)	18,641	704,071
South Bow Corp.	25,998	721,185
Targa Resources Corp.	4,192	703,250
TC Energy Corp.	14,185	738,471
Williams Cos., Inc.	11,813	683,736
Total Energy		8,580,750

Industrials (30.54%)
Acuity, Inc.	2,620	855,351
AECOM	6,326	790,054
AMETEK, Inc.	3,944	728,851
Comfort Systems USA, Inc.	1,420	998,799
Dycom Industries, Inc.(b)	3,012	760,440
Eaton Corp. PLC	2,144	748,556
EMCOR Group, Inc.	1,500	930,000
Emerson Electric Co.	5,604	739,728
Fluor Corp.(b)	14,673	601,886
GE Vernova, Inc.	1,441	883,290
Generac Holdings, Inc.(b)	5,522	1,022,951
Hubbell, Inc.	1,812	780,954
IES Holdings, Inc.(b)	2,602	908,905
Jacobs Solutions, Inc.	5,555	812,307
MasTec, Inc.(b)	4,340	788,535
NEXTracker, Inc.(b)	11,937	802,883
nVent Electric PLC	10,174	919,628
Parsons Corp.(b)	10,097	808,770
Quanta Services, Inc.	1,974	746,093
Regal Rexnord Corp.	5,006	747,546
Rockwell Automation, Inc.	2,198	754,859
Sterling Infrastructure, Inc.(b)	3,476	968,170
Tetra Tech, Inc.	19,572	712,812
Valmont Industries, Inc.	2,192	804,727
Vertiv Holdings Co.	6,195	790,172
Total Industrials		20,406,267

Information Technology (15.27%)
Amphenol Corp., Class A	7,496	816,015
Badger Meter, Inc.	2,914	533,029

Security Description	Shares	Value
Information Technology (continued)
Cognex Corp.	23,193	$1,019,101
Coherent Corp.(b)	8,767	793,150
Corning, Inc.	13,968	936,275
Enphase Energy, Inc.(b)	15,870	598,299
First Solar, Inc.(b)	4,240	827,606
Itron, Inc.(b)	5,772	709,610
Keysight Technologies, Inc.(b)	4,379	715,660
Littelfuse, Inc.	3,140	815,866
TE Connectivity PLC	4,274	882,581
Trimble, Inc.(b)	9,798	791,874
Zebra Technologies Corp.(b)	2,438	773,065
Total Information Technology		10,212,131

Materials (2.10%)
Freeport-McMoRan, Inc.	17,230	765,012
Teck Resources, Ltd., Class B	18,694	639,148
Total Materials		1,404,160

Utilities (39.02%)
AES Corp.	61,496	832,656
Alliant Energy Corp.	11,524	749,867
Ameren Corp.	7,303	728,693
American Electric Power Co., Inc.	6,880	763,818
CenterPoint Energy, Inc.	19,492	735,043
CMS Energy Corp.	10,019	717,060
Consolidated Edison, Inc.	6,856	673,465
Constellation Energy Corp.	2,369	729,605
Dominion Energy, Inc.	12,704	760,970
DTE Energy Co.	5,218	713,040
Duke Energy Corp.	6,060	742,289
Edison International	14,091	790,927
Entergy Corp.	8,522	750,703
Evergy, Inc.	10,447	744,453
Eversource Energy	10,795	691,636
Exelon Corp.	16,266	710,499
FirstEnergy Corp.	17,448	761,082
Fortis, Inc.	14,785	735,406
IDACORP, Inc.	6,140	768,114
NextEra Energy, Inc.	9,623	693,337
NiSource, Inc.	17,775	751,349
NRG Energy, Inc.	4,703	684,569
OGE Energy Corp.	15,901	710,139
Oklo, Inc.(a)(b)	11,008	810,628
PG&E Corp.	49,629	758,331
Pinnacle West Capital Corp.	7,819	698,706
PPL Corp.	20,641	752,777
Public Service Enterprise Group, Inc.	8,693	715,695
Sempra	9,310	768,633
Southern Co.	7,847	724,278

Security Description	Shares	Value
Utilities (continued)
Talen Energy Corp.(b)	2,594	$982,919
TXNM Energy, Inc.	12,505	708,283
Vistra Corp.	4,094	774,216
WEC Energy Group, Inc.	6,662	709,570
Xcel Energy, Inc.	10,270	743,445
Total Utilities		26,086,201

TOTAL COMMON STOCKS
(Cost $60,912,370)		66,689,509

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.05%)
Money Market Fund (0.11%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $70,685)	4.22%	70,685	$70,685

Investments Purchased with Collateral from Securities Loaned (1.94%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.31%
(Cost $1,295,877)		1,295,877	1,295,877
TOTAL SHORT TERM INVESTMENTS
(Cost $1,366,562)			1,366,562

TOTAL INVESTMENTS (101.81%)
(Cost $62,278,932)			$68,056,071
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.81%)			(1,212,149)
NET ASSETS - 100.00%			$66,843,922

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,326,988.
(b)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS Emerging Sector Dividend Dogs ETF
Schedule of Investments

As of August 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.67%)
Brazil (6.35%)
Engie Brasil Energia SA	71,800	$528,914
JBS NV(a)	37,940	610,604
Vale SA, ADR	57,226	588,283
Total Brazil		1,727,801

Chile (1.94%)
Empresas CMPC SA	336,319	527,346

China (10.01%)
China CITIC Bank Corp., Ltd.	550,100	491,142
China Minsheng Banking Corp., Ltd.	877,200	499,617
COSCO SHIPPING Energy Transportation Co., Ltd., Class H(b)	602,000	538,252
Sinotrans, Ltd.	1,071,100	630,665
Yankuang Energy Group Co., Ltd., Class H(b)	487,400	565,835
Total China		2,725,511

Colombia (6.62%)
Cementos Argos SA	228,158	566,242
Grupo Cibest SA, ADR	12,350	623,181
Interconexion Electrica SA ESP	112,862	612,456
Total Colombia		1,801,879

Czech Republic (4.14%)
CEZ AS	9,202	575,300
Komercni banka A.S.	11,317	552,705
Total Czech Republic		1,128,005

Hungary (2.02%)
Richter Gedeon Nyrt	18,132	549,615

India (8.88%)
Infosys, Ltd., Sponsored ADR(b)	71,287	1,199,047
Wipro, Ltd., ADR(b)	441,851	1,219,509
Total India		2,418,556

Indonesia (7.06%)
Alamtri Resources Indonesia Tbk PT	4,280,900	455,608
Indofood Sukses Makmur Tbk PT	1,025,900	463,490
Kalbe Farma Tbk PT	5,582,000	411,288
Telkom Indonesia Persero Tbk PT	3,116,900	591,625
Total Indonesia		1,922,011

Security Description	Shares	Value
Malaysia (10.45%)
Genting Malaysia Bhd	1,171,100	$565,454
MISC Bhd	296,700	521,068
Petronas Gas Bhd	124,700	550,156
Sime Darby Bhd	1,324,500	648,927
Telekom Malaysia Bhd	337,100	560,105
Total Malaysia		2,845,710

Mexico (8.16%)
Banco del Bajio SA(c)(d)	213,794	509,958
Fresnillo PLC	26,800	647,668
Grupo Aeroportuario del Centro Norte SAB de CV(b)	40,265	514,970
Kimberly-Clark de Mexico SAB de CV, Class A(b)	292,800	549,848
Total Mexico		2,222,444

Philippines (8.71%)
Aboitiz Equity Ventures, Inc.	854,000	434,883
Globe Telecom, Inc.	16,570	436,976
Manila Electric Co.	54,340	508,739
PLDT, Inc.	24,010	486,965
Universal Robina Corp.	356,460	505,263
Total Philippines		2,372,826

Russia (0.00%)(e)
Mobile TeleSystems PJSC, Sponsored ADR(a)(f)(g)	64,600	646
Novolipetsk Steel PJSC, GDR(a)(d)(f)(g)	17,594	176
Severstal PAO, GDR(a)(d)(f)(g)	23,283	233
X5 Retail Group NV, GDR(a)(d)(f)(g)	17,785	178
Total Russia		1,233

South Africa (7.85%)
Aspen Pharmacare Holdings, Ltd.	78,690	472,274
Valterra Platinum, Ltd.	12,369	566,527
Vodacom Group, Ltd.	69,509	560,209
Woolworths Holdings, Ltd.(b)	183,285	539,673
Total South Africa		2,138,683

Thailand (10.57%)
Bangkok Dusit Medical Services PCL	811,300	518,411
Bumrungrad Hospital Pcl	124,100	681,889
Home Product Center PCL	2,504,200	548,845
PTT Exploration & Production PCL	150,800	521,364
PTT Oil & Retail Business PCL(c)(d)	1,480,400	607,789
Total Thailand		2,878,298

Turkey (4.91%)
Tofas Turk Otomobil Fabrikasi A.S.	111,543	678,380

Security Description	Shares	Value
Turkey (continued)
Turkiye Petrol Rafinerileri AS	157,124	$657,555
Total Turkey		1,335,935

TOTAL COMMON STOCKS
(Cost $26,571,127)		26,595,853

Security Description	Shares	Value
PREFERRED STOCK (1.81%)
Chile (1.81%)
Embotelladora Andina SA, Series B	124,342	492,563

TOTAL PREFERRED STOCK
(Cost $395,754)		492,563

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (5.99%)
Money Market Fund (0.20%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $54,694)	4.22%	54,694	$54,694

Investments Purchased with Collateral from Securities Loaned (5.79%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.31%
(Cost $1,576,710)		1,576,710	1,576,710
TOTAL SHORT TERM INVESTMENTS
(Cost $1,631,404)			1,631,404

TOTAL INVESTMENTS (105.47%)
(Cost $28,598,285)			$28,719,820
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.47%)			(1,488,802)
NET ASSETS - 100.00%			$27,231,018

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $3,145,503.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was 1,117,747, representing 4.10% of net assets.

(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2025, the market value of those securities was $1,118,334, representing 4.11% of net assets.
(e)	Less than 0.005%.
(f)	Security deemed to be illiquid under the procedures utilized by the Valuation Designee. As of August 31, 2025, the fair value of illiquid securities in the aggregate was $1,233, representing less than 0.005% of the Fund’s net assets.
(g)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

See Notes to Quarterly Schedule of Investments.

ALPS Equal Sector Weight ETF

Schedule of Investments

As of August 31, 2025 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (99.99%)(a)
Communication Services (9.35%)
Communication Services Select Sector SPDR Fund	461,125	$51,364,713

Consumer Discretionary (9.49%)
Consumer Discretionary Select Sector SPDR Fund	225,083	52,160,734

Consumer Staples (8.60%)
Consumer Staples Select Sector SPDR Fund(b)	585,295	47,280,130

Energy (8.77%)
Energy Select Sector SPDR Fund(b)	532,938	48,172,266

Financials (9.25%)
Financial Select Sector SPDR Fund	941,639	50,839,090

Healthcare (8.94%)
Health Care Select Sector SPDR Fund	357,628	49,148,816

Industrials (9.21%)
Industrial Select Sector SPDR Fund	333,083	50,631,947

Materials (9.22%)
Materials Select Sector SPDR Fund(b)	548,741	50,637,820

Real Estate (8.73%)
Real Estate Select Sector SPDR Fund	1,133,673	47,965,705

Technology (9.42%)
Technology Select Sector SPDR Fund	197,152	51,742,542

Utilities (9.01%)
Utilities Select Sector SPDR Fund(b)	587,041	49,499,297

TOTAL EXCHANGE TRADED FUNDS
(Cost $451,104,832)		549,443,060
7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.08%)
Money Market Fund (0.02%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $98,663)	4.22%	98,663	$98,663

Investments Purchased with Collateral from Securities Loaned (0.06%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.31%
(Cost $321,125)		321,125	$321,125
TOTAL SHORT TERM INVESTMENTS
(Cost $419,788)			419,788

TOTAL INVESTMENTS (100.07%)
(Cost $451,524,620)			$549,862,848
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.07%)			(390,983)
NET ASSETS - 100.00%			$549,471,865

(a)	The financial statements of the Underlying Sector ETFs, including the portfolio of investments, are included in The Select Sector SPDR Trust's N-CSRS filing dated June 2, 2025, available at www.sec.gov or can be found at www.ssga.com and should be read in conjunction with the Fund's financial statements.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $24,638,854.

Common Abbreviations:

SPDR® - Standard & Poor's Depositary Receipts

See Notes to Quarterly Schedule of Investments.

ALPS Intermediate Municipal Bond ETF

Schedule of Investments

As of August 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
GOVERNMENT BONDS (0.25%)
United States Treasury Bill
4.41%, 09/09/2025	$100,000	$99,917

Total		99,917

TOTAL GOVERNMENT BONDS
(Cost $99,906)		99,917

Security Description	Principal Amount	Value
MUNICIPAL BONDS (101.24%)
General Obligation Limited (1.24%)
Pennsylvania (1.24%)
School District of Philadelphia
5.00%, 09/01/2034	500,000	506,605
Total Pennsylvania		506,605

Total General Obligation Limited		506,605

General Obligation Unlimited (15.22%)
California (4.91%)
Allan Hancock Joint Community College District
0.00%, 08/01/2042(a)	350,000	286,380
Antelope Valley Community College District
5.00%, 08/01/2036(b)	295,000	321,042
Chaffey Joint Union High School District
0.00%, 08/01/2044(a)	250,000	100,155
Chino Valley Unified School District
0.00%, 08/01/2035(a)	245,000	165,623
Lake Tahoe Unified School District
0.00%, 08/01/2045(a)	150,000	120,042
Mount San Antonio Community College District
0.00%, 08/01/2043(a)	365,000	350,725
San Mateo County Community College District
0.00%, 09/01/2035(a)	110,000	78,404
San Mateo Union High School District
0.00%, 09/01/2041(a)	570,000	581,800
Total California		2,004,171

Minnesota (2.15%)
Morris Area Schools Independent School District No 2769
0.00%, 02/01/2033(a)	750,000	586,844
Security Description	Principal Amount	Value
General Obligation Unlimited (continued)
St Cloud Independent School District No 742
0.00%, 02/01/2038(a)	$500,000	$291,735
Total Minnesota		878,579

Oregon (4.33%)
Clackamas & Washington Counties School District No 3
0.00%, 06/15/2036(a)	600,000	374,711
Multnomah County School District No 40
0.00%, 06/15/2043(a)	1,000,000	406,339
Oregon Coast Community College District
5.00%, 06/15/2040	400,000	429,446
Washington & Multnomah Counties School District No 48J Beaverton
0.00%, 06/15/2034(a)	200,000	138,811
0.00%, 06/15/2041(a)	150,000	72,744
0.00%, 06/15/2042(a)	750,000	337,675
Total Oregon		1,759,726

Texas (2.80%)
Cedar Hill Independent School District
5.00%, 02/15/2037	200,000	216,734
Fort Bend Independent School District
0.72%, 08/01/2051	65,000	63,373
4.00%, 08/01/2054	150,000	153,428
3.80%, 08/01/2055	300,000	307,069
North East Independent School District
3.75%, 08/01/2049	395,000	401,472
Total Texas		1,142,076

Washington (1.03%)
Washington Clackamas & Yamhill Counties School District No 88J
0.00%, 06/15/2037(a)	150,000	86,061
0.00%, 06/15/2039(a)	255,000	129,407
0.00%, 06/15/2040(a)	200,000	95,692
0.00%, 06/15/2041(a)	250,000	110,423
Total Washington		421,583

Total General Obligation Unlimited		6,206,135

Revenue Bonds (84.78%)
Alabama (1.26%)
Black Belt Energy Gas District
7D US MUNI + 0.65%, 04/01/2053(c)	100,000	97,935
Industrial Development Board of the City of Mobile Alabama
3.92%, 06/01/2034	65,000	65,319

Security Description	Principal Amount	Value
Revenue Bonds (continued)
Southeast Energy Authority A Cooperative District
5.25%, 03/01/2055	$170,000	$178,201
5.00%, 10/01/2055	160,000	170,694
Total Alabama		512,149

Arizona (3.75%)
Maricopa County & Phoenix Industrial Development Authorities
6.00%, 09/01/2056	300,000	333,279
Salt Verde Financial Corp.
5.00%, 12/01/2032	675,000	728,865
5.00%, 12/01/2037	450,000	470,757
Total Arizona		1,532,901

California (7.27%)
California Community Choice Financing Authority
7D US MUNI + 0.45%, 02/01/2052(c)	210,000	197,672
City of Los Angeles Department of Airports
5.00%, 05/15/2033	405,000	443,390
Long Beach Bond Finance Authority
3M US SOFR + 1.45%, 11/15/2027(c)	430,000	435,526
Los Angeles Department of Water & Power
5.00%, 07/01/2032	225,000	229,926
5.00%, 07/01/2035	175,000	194,864
5.25%, 07/01/2044	200,000	208,811
Modesto Irrigation District
3M US SOFR + 0.63%, 09/01/2037(c)	615,000	586,834
Northern California Energy Authority
5.00%, 12/01/2054	300,000	320,058
Northern California Gas Authority No 1
3M US SOFR + 0.72%, 07/01/2027(c)	125,000	125,020
San Diego County Regional Airport Authority
5.00%, 07/01/2034	105,000	115,068
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2037	100,000	105,742
Total California		2,962,911

Colorado (3.11%)
City & County of Denver Co. Airport System Revenue
5.25%, 11/15/2035	250,000	274,509
5.75%, 11/15/2036	250,000	289,554
Security Description	Principal Amount	Value
Revenue Bonds (continued)
Colorado Health Facilities Authority
5.00%, 05/15/2036	$155,000	$166,791
5.00%, 11/15/2039	75,000	78,088
E-470 Public Highway Authority
0.00%, 09/01/2035(a)	300,000	183,655
0.00%, 09/01/2037(a)	500,000	275,718
Total Colorado		1,268,315

Connecticut (1.14%)
Connecticut Housing Finance Authority
4.00%, 11/15/2047	140,000	140,515
6.00%, 11/15/2054	295,000	326,935
Total Connecticut		467,450

District of Columbia (1.13%)
District of Columbia
5.00%, 07/15/2040	200,000	200,275
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2037	250,000	260,029
Total District of Columbia		460,304

Florida (4.44%)
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2042	350,000	350,670
County of Broward FL Airport System Revenue
5.00%, 10/01/2031	200,000	211,518
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2036	250,000	265,421
Florida Housing Finance Corp.
5.50%, 01/01/2054	125,000	131,654
Greater Orlando Aviation Authority
5.00%, 10/01/2033	300,000	313,770
5.00%, 10/01/2037	300,000	318,062
5.25%, 10/01/2044	125,000	128,250
Hillsborough County Aviation Authority
5.00%, 10/01/2039	90,000	92,948
Total Florida		1,812,293

Georgia (1.21%)
Main Street Natural Gas, Inc.
5.00%, 12/01/2053	300,000	321,311
5.00%, 04/01/2054	160,000	170,562
Total Georgia		491,873

Security Description	Principal Amount	Value
Revenue Bonds (continued)
Illinois (4.82%)
Illinois Finance Authority
5.00%, 07/01/2029(b)	$300,000	$326,862
5.00%, 08/15/2035	225,000	239,217
5.00%, 02/15/2036	400,000	407,241
3.95%, 08/15/2057	800,000	800,000
Illinois Housing Development Authority
6.25%, 04/01/2054	175,000	191,373
Total Illinois		1,964,693

Indiana (0.37%)
Indiana Finance Authority
5.00%, 11/01/2043	150,000	150,517
Total Indiana		150,517

Kansas (1.07%)
State of Kansas Department of Transportation
5.00%, 09/01/2033	385,000	437,521
Total Kansas		437,521

Kentucky (1.87%)
County of Trimble KY
4.70%, 06/01/2054	300,000	303,844
Kentucky Public Energy Authority
1D US SOFR + 1.20%, 08/01/2052(c)	460,000	459,917
Total Kentucky		763,761

Louisiana (0.16%)
Louisiana Public Facilities Authority
3M US SOFR + 0.70%, 02/15/2036(c)	65,000	63,510
Total Louisiana		63,510

Massachusetts (0.27%)
Massachusetts Housing Finance Agency
3.00%, 12/01/2050	110,000	109,357
Total Massachusetts		109,357

Michigan (0.91%)
Gerald R Ford International Airport Authority
5.00%, 01/01/2046	100,000	99,039
Michigan Finance Authority
7D US MUNI + 0.75%, 04/15/2047(c)	275,000	274,159
Total Michigan		373,198
Security Description	Principal Amount	Value
Revenue Bonds (continued)
Minnesota (1.91%)
Minnesota Housing Finance Agency
2.47%, 01/01/2050	$206,300	$168,082
3.50%, 07/01/2050	610,000	612,431
Total Minnesota		780,513

Missouri (0.83%)
Missouri Housing Development Commission
4.00%, 05/01/2050	170,000	171,447
6.00%, 05/01/2055	150,000	166,295
Total Missouri		337,742

Nebraska (2.92%)
Central Plains Energy Project
5.00%, 05/01/2053	165,000	173,754
Nebraska Investment Finance Authority
3.50%, 09/01/2046	110,000	110,151
3.00%, 09/01/2050	350,000	347,860
6.25%, 09/01/2055	500,000	559,494
Total Nebraska		1,191,259

Nevada (0.68%)
County of Clark NV
3.75%, 01/01/2036	275,000	275,511
Total Nevada		275,511

New Jersey (3.18%)
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2031(a)	725,000	588,973
0.00%, 12/15/2034(a)	200,000	140,447
5.25%, 06/15/2041	300,000	316,802
5.00%, 06/15/2042	250,000	256,254
Total New Jersey		1,302,476

New Mexico (1.75%)
City of Farmington NM
1.80%, 04/01/2029	180,000	170,350
New Mexico Mortgage Finance Authority
5.25%, 03/01/2053	230,000	241,836
6.00%, 03/01/2055	275,000	303,704
Total New Mexico		715,890

New York (9.39%)
Metropolitan Transportation Authority
1D US SOFR + 0.43%, 11/01/2026(c)	40,000	40,002
1D US SOFR + 0.80%, 11/01/2032(c)	460,000	460,595

Security Description	Principal Amount	Value
Revenue Bonds (continued)
New York City Transitional Finance Authority
5.00%, 05/01/2038	$100,000	$108,407
5.00%, 05/01/2040	115,000	121,608
5.00%, 05/01/2042	300,000	313,209
5.00%, 05/01/2042	100,000	104,403
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 02/01/2044	145,000	147,973
New York State Dormitory Authority
4.00%, 07/01/2038	100,000	98,916
New York State Housing Finance Agency
3.60%, 11/01/2044	200,000	202,386
3.95%, 11/01/2050	175,000	172,058
New York State Thruway Authority
5.00%, 03/15/2042	100,000	103,273
Port Authority of New York & New Jersey
5.00%, 11/01/2030	1,100,000	1,172,693
Triborough Bridge & Tunnel Authority
1D US SOFR + 1.05%, 04/01/2026(c)	250,000	249,972
0.00%, 11/15/2039(a)	1,000,000	527,155
Total New York		3,822,650

North Carolina (3.64%)
North Carolina Housing Finance Agency
6.25%, 01/01/2055	715,000	779,016
University of North Carolina at Chapel Hill
1D US SOFR + 1.05%, 12/01/2041(c)	700,000	703,851
Total North Carolina		1,482,867

North Dakota (1.29%)
North Dakota Housing Finance Agency
4.25%, 01/01/2049	245,000	247,093
5.75%, 07/01/2053	260,000	277,520
Total North Dakota		524,613

Ohio (3.91%)
Lancaster Port Authority
5.00%, 02/01/2055	390,000	414,741
Ohio Higher Educational Facility Commission
3.80%, 01/01/2043	800,000	800,000
Ohio Housing Finance Agency
6.50%, 03/01/2056	335,000	379,256
Total Ohio		1,593,997
Security Description	Principal Amount	Value
Revenue Bonds (continued)
Oklahoma (1.04%)
Oklahoma Housing Finance Agency
5.00%, 03/01/2052	$410,000	$425,918
Total Oklahoma		425,918

Oregon (1.23%)
Port of Portland OR Airport Revenue
5.00%, 07/01/2036	200,000	212,231
4.00%, 07/01/2038	305,000	288,557
Total Oregon		500,788

Pennslyvania (2.60%)
Butler County General Authority
3M US SOFR + 0.70%, 10/01/2034(c)	350,000	336,974
Pennsylvania Turnpike Commission
0.00%, 12/01/2037(a)	750,000	721,345
Total Pennslyvania		1,058,319

South Carolina (2.78%)
South Carolina State Housing Finance & Development Authority
5.75%, 01/01/2054	145,000	158,002
6.00%, 01/01/2054	880,000	968,610
Total South Carolina		1,126,612

South Dakota (0.35%)
South Dakota Housing Development Authority
6.00%, 05/01/2054	135,000	144,562
Total South Dakota		144,562

Tennessee (0.85%)
New Memphis Arena Public Building Authority
0.00%, 04/01/2030(a)	350,000	345,718
Total Tennessee		345,718

Texas (6.16%)
City of Austin TX Airport System Revenue
5.00%, 11/15/2036	200,000	209,912
City of Houston TX Airport System Revenue
5.00%, 07/01/2036	135,000	142,423
5.25%, 07/01/2048	250,000	253,585
North Texas Tollway Authority
0.00%, 01/01/2038(a)	100,000	59,395

Security Description	Principal Amount	Value
Revenue Bonds (continued)
Texas Department of Housing & Community Affairs
2.15%, 07/01/2037	$215,000	$164,680
4.30%, 09/01/2038	100,000	98,838
3.50%, 07/01/2052	390,000	391,155
Texas Municipal Gas Acquisition & Supply Corp. V
5.00%, 01/01/2055	320,000	340,651
Texas Municipal Gas Acquisition and Supply Corp. I
3M US SOFR + 0.70%, 12/15/2026(c)	330,000	330,091
6.25%, 12/15/2026	25,000	25,609
Texas Municipal Gas Acquisition and Supply Corp. II
3M US SOFR + 1.06%, 09/15/2027(c)	330,000	331,325
3M US SOFR + 0.86%, 09/15/2027(c)	165,000	165,253
Total Texas		2,512,917

Virginia (1.21%)
City of Norfolk VA Water Revenue
5.00%, 11/01/2033	300,000	343,474
Freddie Mac Multifamily ML Certificates
4.68%, 10/25/2040	148,600	151,337
Total Virginia		494,811

Washington (1.03%)
County of King WA Sewer Revenue
7D US MUNI + 0.23%, 01/01/2040(c)	115,000	113,761
Port of Seattle WA
5.00%, 04/01/2037	300,000	306,220
Total Washington		419,981

Wisconsin (2.27%)
Public Finance Authority
3.70%, 10/01/2046	455,000	462,892
3.95%, 10/01/2055	300,000	300,000
Wisconsin Health & Educational Facilities Authority
4.00%, 11/15/2043	180,000	159,797
Total Wisconsin		922,689

Wyoming (2.98%)
Wyoming Community Development Authority
3.50%, 06/01/2052	815,000	819,728
6.25%, 12/01/2055(b)	350,000	392,851
Total Wyoming		1,212,579
Security Description		Principal Amount	Value
Revenue Bonds (continued)
Total Revenue Bonds			$34,563,165

TOTAL MUNICIPAL BONDS
(Cost $40,883,632)			41,275,905

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.26%)
Money Market Fund
State Street Institutional US Government Money Market Fund (Premier Class)	4.237%	104,718	$104,718

TOTAL SHORT TERM INVESTMENTS
(Cost $104,718)			104,718

TOTAL INVESTMENTS (101.75%)
(Cost $41,088,256)			$41,480,540
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.75%)			(713,986)
NET ASSETS - 100.00%			$40,766,554

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

Reference Rates:

1D US SOFR - 1 Day SOFR as of August 31, 2025 was 4.34%

7D US MUNI- SIFMA Municipal Swap Index Yield as of August 31, 2025 was 2.73%

3M US SOFR - 3 Month SOFR as of August 31, 2025 was 4.36%

(a)	Zero coupon bond.
(b)	Represents a security purchased on a when-issued basis.
(c)	Floating or variable rate security. Interest rate resets periodically on specific dates. The rate shown represents the coupon or interest rate in effect as of August 31, 2025. Security description includes the reference rate and spread if published and available.

See Notes to Quarterly Schedule of Investments.

ALPS International Sector Dividend Dogs ETF

Schedule of Investments

As of August 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.27%)
Australia (8.60%)
BHP Group, Ltd.	295,302	$8,346,920
Fortescue, Ltd.(a)	701,301	8,858,056
Origin Energy, Ltd.	962,771	8,140,708
Woodside Energy Group, Ltd.	436,869	7,550,857
Total Australia		32,896,541

Finland (10.16%)
Fortum Oyj	387,075	6,697,520
Neste Oyj(a)	596,094	10,941,791
Nokia Oyj(a)	1,380,520	5,941,871
Nordea Bank Abp	498,941	7,611,628
UPM-Kymmene Oyj(a)	268,525	7,643,241
Total Finland		38,836,051

France (17.49%)
BNP Paribas SA	82,325	7,399,686
Bouygues SA	163,922	7,026,571
Cap Gemini SA	41,169	5,849,498
Carrefour SA	483,568	6,995,236
Credit Agricole SA	391,082	7,151,177
Kering SA	35,949	9,637,345
Orange SA	486,228	7,906,886
Pernod Ricard SA	69,023	7,848,937
Sanofi SA	71,393	7,056,863
Total France		66,872,199

Germany (10.09%)
BASF SE	147,221	7,812,563
Bayerische Motoren Werke AG	82,296	8,613,077
Daimler Truck Holding AG	162,425	7,633,179
Deutsche Post AG	151,978	6,912,859
Mercedes-Benz Group AG	122,074	7,619,182
Total Germany		38,590,860

Hong Kong (3.62%)
China Resources Power Holdings Co., Ltd.	2,803,500	6,455,369
Hong Kong & China Gas Co., Ltd.	8,230,796	7,401,434
Total Hong Kong		13,856,803

Italy (3.99%)
Enel SpA	776,264	7,159,897
Security Description	Shares	Value
Italy (continued)
Intesa Sanpaolo SpA	1,286,093	$8,087,263
Total Italy		15,247,160

Japan (13.97%)
Astellas Pharma, Inc.	742,200	8,181,852
Canon, Inc.(a)	245,363	7,262,965
Honda Motor Co., Ltd.	739,600	8,263,912
Japan Tobacco, Inc.	237,800	7,586,039
Kyocera Corp.	609,700	8,202,354
Mitsui OSK Lines, Ltd.(a)	209,900	6,783,131
Takeda Pharmaceutical Co., Ltd.	237,100	7,132,926
Total Japan		53,413,179

Netherlands (1.83%)
Stellantis NV(a)	730,728	6,996,359

Norway (3.73%)
Aker BP ASA	258,844	6,537,954
Telenor ASA	463,240	7,723,624
Total Norway		14,261,578

Poland (3.99%)
ORLEN SA	344,574	7,355,426
Santander Bank Polska SA	56,929	7,905,721
Total Poland		15,261,147

Singapore (3.82%)
Singapore Airlines, Ltd.(a)	1,325,923	6,799,605
Singapore Telecommunications, Ltd.	2,324,200	7,807,110
Total Singapore		14,606,715

Spain (2.25%)
Repsol SA	525,945	8,620,435

Sweden (3.64%)
Telefonaktiebolaget LM Ericsson, Class B	849,811	6,761,135
Telia Co. AB	1,920,736	7,163,821
Total Sweden		13,924,956

Switzerland (1.84%)
Roche Holding AG	21,571	7,017,348

United Kingdom (10.25%)
British American Tobacco PLC	147,044	8,317,508
GSK PLC	351,047	6,891,787
Imperial Brands PLC	181,388	7,654,061
Rio Tinto PLC	123,922	7,775,064

Security Description		Shares	Value
United Kingdom (continued)
Vodafone Group PLC		7,162,693	$8,554,261
Total United Kingdom			39,192,681

TOTAL COMMON STOCKS
(Cost $318,919,212)			379,594,012

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.12%)
Money Market Fund (0.19%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $721,948)	4.22%	721,948	$721,948

Investments Purchased with Collateral from Securities Loaned (2.93%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.31%
(Cost $11,205,117)		11,205,117	11,205,117
TOTAL SHORT TERM INVESTMENTS
(Cost $11,927,065)			11,927,065

TOTAL INVESTMENTS (102.39%)
(Cost $330,846,277)			$391,521,077
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.39%)			(9,140,431)
NET ASSETS - 100.00%			$382,380,646

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $24,622,728.

See Notes to Quarterly Schedule of Investments.

ALPS Medical Breakthroughs ETF

Schedule of Investments

As of August 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.90%)
Biotechnology (87.37%)
ACADIA Pharmaceuticals, Inc.(a)	79,186	$2,058,044
Agios Pharmaceuticals, Inc.(a)	27,439	1,034,725
Akebia Therapeutics, Inc.(a)(b)	124,296	390,289
Akero Therapeutics, Inc.(a)	37,752	1,764,151
Alkermes PLC(a)	78,002	2,259,718
Amicus Therapeutics, Inc.(a)	145,707	1,105,916
AnaptysBio, Inc.(a)	13,926	283,116
Anavex Life Sciences Corp.(a)(b)	40,438	389,822
Annexon, Inc.(a)(b)	51,947	107,011
Apellis Pharmaceuticals, Inc.(a)	59,454	1,639,147
Apogee Therapeutics, Inc.(a)(b)	21,808	793,157
Arcellx, Inc.(a)	26,120	1,812,467
Arcturus Therapeutics Holdings, Inc.(a)(b)	12,825	218,153
Arcus Biosciences, Inc.(a)	50,079	530,337
Arrowhead Pharmaceuticals, Inc.(a)	65,359	1,439,859
ARS Pharmaceuticals, Inc.(a)(b)	46,500	540,330
Astria Therapeutics, Inc.(a)	26,693	164,963
Aurinia Pharmaceuticals, Inc.(a)	63,932	766,545
Autolus Therapeutics PLC, ADR(a)(b)	126,012	189,018
Avidity Biosciences, Inc.(a)(b)	57,055	2,657,622
Bicara Therapeutics, Inc.(a)	25,822	308,315
Bicycle Therapeutics PLC, ADR(a)	22,598	166,773
BioCryst Pharmaceuticals, Inc.(a)	98,993	822,632
Candel Therapeutics, Inc.(a)(b)	23,730	137,397
Capricor Therapeutics, Inc.(a)	21,643	135,918
Celcuity, Inc.(a)(b)	17,982	921,218
Celldex Therapeutics, Inc.(a)	31,418	693,709
CG oncology, Inc.(a)(b)	36,025	966,191
Compass Pathways PLC, ADR(a)(b)	44,245	195,563
Compass Therapeutics, Inc.(a)(b)	65,457	228,445
Cytokinetics, Inc.(a)(b)	56,589	1,999,289
Day One Biopharmaceuticals, Inc.(a)	48,000	360,480
Denali Therapeutics, Inc.(a)(b)	68,749	1,049,797
Dianthus Therapeutics, Inc.(a)(b)	15,234	359,065
Disc Medicine, Inc.(a)(b)	16,438	980,445
Erasca, Inc.(a)(b)	134,094	210,528
Galapagos NV, Sponsored ADR(a)(b)	31,036	975,772
Geron Corp.(a)	301,440	422,016
Gossamer Bio, Inc.(a)	107,616	265,812
Ideaya Biosciences, Inc.(a)(b)	41,446	1,017,499
Immatics NV(a)(b)	57,548	292,919
Immunocore Holdings PLC, ADR(a)(b)	23,748	765,161
Security Description	Shares	Value
Biotechnology (continued)
Immunome, Inc.(a)(b)	41,176	$391,584
Keros Therapeutics, Inc.(a)(b)	19,258	292,914
Krystal Biotech, Inc.(a)	13,707	2,024,524
Kura Oncology, Inc.(a)	40,940	323,426
MannKind Corp.(a)	143,858	660,308
Merus NV(a)	35,298	2,324,020
Metsera, Inc.(a)(b)	49,724	1,754,760
Mirum Pharmaceuticals, Inc.(a)	23,460	1,732,990
MoonLake Immunotherapeutics(a)(b)	30,091	1,677,573
Newamsterdam Pharma Co. NV(a)(b)	53,128	1,277,728
Novavax, Inc.(a)(b)	76,621	572,359
Nuvalent, Inc.(a)	31,488	2,411,350
Olema Pharmaceuticals, Inc.(a)(b)	32,386	176,828
Palvella Therapeutics, Inc.(a)(b)	5,216	282,446
Praxis Precision Medicines, Inc.(a)(b)	9,642	439,097
Protagonist Therapeutics, Inc.(a)	29,413	1,736,838
Prothena Corp. PLC(a)	25,466	208,821
PTC Therapeutics, Inc.(a)	37,470	1,848,395
REGENXBIO, Inc.(a)	23,730	211,909
Relay Therapeutics, Inc.(a)	81,192	291,479
Replimune Group, Inc.(a)	36,506	197,132
Rezolute, Inc.(a)(b)	40,450	288,004
Rhythm Pharmaceuticals, Inc.(a)	30,166	3,111,624
Rigel Pharmaceuticals, Inc.(a)(b)	8,508	330,536
Stoke Therapeutics, Inc.(a)(b)	25,816	510,124
Tonix Pharmaceuticals Holding Corp.(a)(b)	3,482	103,172
Tourmaline Bio, Inc.(a)(b)	12,143	284,146
Travere Therapeutics, Inc.(a)	42,072	736,260
Tyra Biosciences, Inc.(a)(b)	25,207	319,373
Upstream Bio, Inc.(a)	25,414	435,342
UroGen Pharma, Ltd.(a)(b)	21,784	423,699
Vanda Pharmaceuticals, Inc.(a)	27,859	131,773
Vaxcyte, Inc.(a)	61,086	1,880,838
Vera Therapeutics, Inc.(a)	30,229	654,156
Vericel Corp.(a)	23,817	865,986
Viking Therapeutics, Inc.(a)(b)	53,206	1,439,222
Vir Biotechnology, Inc.(a)(b)	65,411	323,130
Viridian Therapeutics, Inc.(a)	38,574	708,990
Xencor, Inc.(a)	33,693	273,924
Xenon Pharmaceuticals, Inc.(a)	36,310	1,405,560
Y-mAbs Therapeutics, Inc.(a)	21,439	183,303
Zai Lab, Ltd., ADR(a)(b)	53,349	1,765,852
Zenas Biopharma, Inc.(a)(b)	19,784	316,544
Total Biotechnology		70,747,373

Health Care Equipment & Supplies (0.22%)
Delcath Systems, Inc.(a)(b)	16,522	182,072

Health Care Providers & Services (0.39%)
Fulgent Genetics, Inc.(a)	14,397	319,181

Security Description		Shares	Value
Pharmaceuticals (11.92%)
Atea Pharmaceuticals, Inc.(a)(b)		40,510	$136,114
Axsome Therapeutics, Inc.(a)		23,382	2,835,769
Crinetics Pharmaceuticals, Inc.(a)(b)		44,324	1,373,601
Edgewise Therapeutics, Inc.(a)		49,843	715,247
Maze Therapeutics, Inc.(a)		20,678	299,624
MBX Biosciences, Inc.(a)		15,838	238,995
Nuvation Bio, Inc.(a)(b)		160,597	476,973
Pharvaris NV(a)		25,797	558,505
Rapport Therapeutics, Inc.(a)(b)		17,294	304,893
Structure Therapeutics, Inc., ADR(a)(b)		27,264	526,195
Tarsus Pharmaceuticals, Inc.(a)		19,896	1,165,508
Terns Pharmaceuticals, Inc.(a)		41,384	288,033
Theravance Biopharma, Inc.(a)		23,705	329,025
Trevi Therapeutics, Inc.(a)		56,416	409,298
Total Pharmaceuticals			9,657,780

TOTAL COMMON STOCKS
(Cost $77,494,958)			80,906,406

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (8.64%)
Money Market Fund (0.12%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $96,527)	4.22%	96,527	$96,527

Investments Purchased with Collateral from Securities Loaned (8.52%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.31%
(Cost $6,901,796)		6,901,796	6,901,796
TOTAL SHORT TERM INVESTMENTS
(Cost $6,998,323)			6,998,323

TOTAL INVESTMENTS (108.54%)
(Cost $84,493,281)			$87,904,729
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.54%)			(6,921,699)
NET ASSETS - 100.00%			$80,983,030

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $22,280,817.

See Notes to Quarterly Schedule of Investments.

ALPS | O'Shares Global Internet Giants ETF

Schedule of Investments

As of August 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.03%)
Broadline Retail (11.31%)
Alibaba Group Holding, Ltd., Sponsored ADR	13,071	$1,764,585
Amazon.com, Inc.(a)	34,418	7,881,722
JD.com, Inc., ADR	17,589	546,490
MercadoLibre, Inc.(a)	1,074	2,655,905
Naspers, Ltd.	3,886	1,279,620
PDD Holdings, Inc., ADR(a)	29,998	3,606,360
Total Broadline Retail		17,734,682

Diversified Consumer Services (0.83%)
Duolingo, Inc.(a)	4,373	1,302,542

Entertainment (8.41%)
Live Nation Entertainment, Inc.(a)	7,354	1,224,367
NetEase, Inc., ADR	5,766	785,272
Netflix, Inc.(a)	2,623	3,169,239
ROBLOX Corp., Class A(a)	20,020	2,494,292
Spotify Technology SA(a)	2,954	2,014,274
Take-Two Interactive Software, Inc.(a)	9,215	2,149,583
Tencent Music Entertainment Group, ADR	55,105	1,351,175
Total Entertainment		13,188,202

Ground Transportation (3.77%)
Full Truck Alliance Co., Ltd., ADR	163,293	2,130,973
Grab Holdings, Ltd.(a)	344,977	1,721,435
Uber Technologies, Inc.(a)	21,997	2,062,219
Total Ground Transportation		5,914,627

Health Care Technology (0.79%)
Veeva Systems, Inc., Class A(a)	4,594	1,236,705

Hotels, Restaurants & Leisure (6.66%)
Airbnb, Inc., Class A(a)	6,828	891,259
Amadeus IT Group SA(b)	8,591	719,627
Booking Holdings, Inc.	156	873,452
Delivery Hero SE(a)(c)(d)	72,000	1,910,409
DoorDash, Inc., Class A(a)	10,009	2,454,706
Meituan, Class B(a)(c)(d)	135,617	1,786,655
Trip.com Group, Ltd., ADR	24,655	1,818,306
Total Hotels, Restaurants & Leisure		10,454,414

Interactive Media & Services (18.47%)
Alphabet, Inc., Class A	46,902	9,985,904
Kuaishou Technology(c)(d)	118,300	1,143,468
Meta Platforms, Inc., Class A	12,921	9,544,743
Pinterest, Inc., Class A(a)	35,412	1,297,142
Reddit, Inc.(a)	18,208	4,098,257
Snap, Inc., Class A(a)	124,706	890,401
Security Description	Shares	Value
Interactive Media & Services (continued)
Tencent Holdings, Ltd.	26,317	$2,013,737
Total Interactive Media & Services		28,973,652

IT Services (7.31%)
Cloudflare, Inc., Class A(a)	13,595	2,837,412
MongoDB, Inc.(a)	8,011	2,528,352
Shopify, Inc., Class A(a)	24,835	3,508,689
Snowflake, Inc., Class A(a)	10,858	2,591,370
Total IT Services		11,465,823

Media (0.88%)
Trade Desk, Inc., Class A(a)	25,239	1,379,564

Professional Services (0.85%)
Paychex, Inc.	3,514	490,045
Recruit Holdings Co., Ltd.	7,700	449,514
Wolters Kluwer NV	3,174	399,549
Total Professional Services		1,339,108

Real Estate Management & Development (1.55%)
CoStar Group, Inc.(a)	11,050	988,865
Zillow Group, Inc.(a)	17,119	1,443,302
Total Real Estate Management & Development		2,432,167

Software (39.20%)
Adobe, Inc.(a)	3,286	1,172,116
AppLovin Corp., Class A(a)	6,963	3,332,422
Atlassian Corp., Class A(a)	9,304	1,654,065
Confluent, Inc., Class A(a)	69,283	1,375,960
Crowdstrike Holdings, Inc., Class A(a)	5,697	2,413,819
CyberArk Software, Ltd.(a)	5,086	2,305,280
Datadog, Inc., Class A(a)	14,873	2,032,842
Dynatrace, Inc.(a)	22,740	1,150,644
Fair Isaac Corp.(a)	823	1,252,310
Fortinet, Inc.(a)	12,605	992,896
Gitlab, Inc., Class A(a)(b)	44,453	2,134,633
Guidewire Software, Inc.(a)	5,637	1,223,342
HubSpot, Inc.(a)	2,308	1,115,156
Intuit, Inc.	2,250	1,500,750
Microsoft Corp.	18,733	9,491,825
Monday.com, Ltd.(a)	6,500	1,254,500
Nutanix, Inc.(a)	21,568	1,449,585
Oracle Corp.	15,946	3,605,869
Palantir Technologies, Inc., Class A(a)	33,800	5,296,798
Palo Alto Networks, Inc.(a)	8,733	1,663,811
Salesforce, Inc.	5,124	1,313,025
Samsara, Inc., Class A(a)	50,944	1,841,116
SAP SE	7,694	2,085,590
ServiceNow, Inc.(a)	2,884	2,645,955
Tyler Technologies, Inc.(a)	1,198	674,330
WiseTech Global, Ltd.	25,108	1,672,607
Workday, Inc., Class A(a)	5,034	1,161,948
Xero, Ltd.(a)	16,245	1,739,214

Security Description	Shares	Value
Software (continued)
Zscaler, Inc.(a)	6,940	$1,922,727
Total Software		61,475,135

TOTAL COMMON STOCKS
(Cost $105,251,702)		156,896,621

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.03%)
Money Market Fund (0.00%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $4,400)	4.22%	4,400	$4,400

Investments Purchased with Collateral from Securities Loaned (0.03%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.31%
(Cost $53,637)		53,637	53,637
TOTAL SHORT TERM INVESTMENTS
(Cost $58,037)			58,037

TOTAL INVESTMENTS (100.06%)
(Cost $105,309,739)			$156,954,658
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.06%)			(96,277)
NET ASSETS - 100.00%			$156,858,381

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $515,904.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $4,840,532, representing 3.09% of net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2025, the market value of those securities was $4,840,532, representing 3.09% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS | O'Shares International Developed Quality Dividend ETF

Schedule of Investments

As of August 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.92%)
Aerospace & Defense (3.13%)
BAE Systems PLC	53,277	$1,265,568

Air Freight & Logistics (1.90%)
Deutsche Post AG	16,895	768,485

Automobile Components (1.92%)
Cie Generale des Etablissements Michelin SCA	21,431	775,484

Banks (2.59%)
HSBC Holdings PLC	82,050	1,049,899

Beverages (1.50%)
Diageo PLC	16,942	469,199
Pernod Ricard SA	1,199	136,344
Total Beverages		605,543

Building Products (1.11%)
Assa Abloy AB, Class B(a)	5,309	187,409
Geberit AG	358	262,275
Total Building Products		449,684

Capital Markets (2.84%)
3i Group PLC	21,149	1,148,837

Construction & Engineering (2.34%)
Vinci SA	6,970	945,076

Consumer Staples Distribution & Retail (0.57%)
Koninklijke Ahold Delhaize NV	5,803	232,522

Diversified Telecommunication Services (7.18%)
Deutsche Telekom AG	32,428	1,184,415
Koninklijke KPN NV	196,179	935,486
Swisscom AG	1,088	785,933
Total Diversified Telecommunication Services		2,905,834

Electric Utilities (3.32%)
Iberdrola SA	71,624	1,346,977

Electrical Equipment (7.04%)
ABB, Ltd.	14,894	999,200
Legrand SA	6,134	933,624
Schneider Electric SE	3,737	918,325
Total Electrical Equipment		2,851,149

Financial Services (3.23%)
Industrivarden AB, Class C(a)	6,783	269,758
Security Description	Shares	Value
Financial Services (continued)
Investor AB(a)	33,612	$1,034,694
Total Financial Services		1,304,452

Food Products (4.14%)
Danone SA	2,210	184,035
Nestle SA	15,827	1,491,217
Total Food Products		1,675,252

Health Care Equipment & Supplies (1.07%)
EssilorLuxottica SA	1,419	431,957

Household Products (1.91%)
Essity AB, Class B(a)	4,108	110,941
Reckitt Benckiser Group PLC	8,890	664,473
Total Household Products		775,414

Independent Power and Renewable Electricity Producers (1.47%)
RWE AG	14,870	595,656

Industrial Conglomerates (4.18%)
Siemens AG	6,110	1,691,246

Insurance (2.22%)
Sampo Oyj	78,187	896,969

Machinery (3.35%)
Atlas Copco AB(a)	17,598	280,765
Kone Oyj, Class B	6,848	430,378
Volvo AB	20,932	643,364
Total Machinery		1,354,507

Marine Transportation (0.64%)
Kuehne + Nagel International AG	1,270	258,397

Multi-Utilities (1.88%)
National Grid PLC	54,054	760,552

Personal Care Products (6.13%)
L'Oreal SA	2,667	1,241,503
Unilever PLC	19,707	1,239,112
Total Personal Care Products		2,480,615

Pharmaceuticals (13.88%)
AstraZeneca PLC	4,430	705,940
GSK PLC	29,397	577,125
Novartis AG	13,005	1,644,174
Novo Nordisk A/S, Class B	13,937	783,706
Roche Holding AG	4,879	1,587,207
Sanofi SA	3,201	316,404
Total Pharmaceuticals		5,614,556

Professional Services (5.63%)
Experian PLC	11,662	604,017
RELX PLC	21,859	1,018,113
Wolters Kluwer NV	5,196	654,082
Total Professional Services		2,276,212

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (2.36%)
ASML Holding NV	1,282	$954,785

Software (4.56%)
SAP SE	6,815	1,847,321

Specialty Retail (2.18%)
Industria de Diseno Textil SA(a)	17,829	880,218

Textiles, Apparel & Luxury Goods (4.02%)
Hermes International SCA	192	469,684
LVMH Moet Hennessy Louis Vuitton SE	1,961	1,156,499
Total Textiles, Apparel & Luxury Goods		1,626,183

Tobacco (0.63%)
Imperial Brands PLC	6,051	255,335

TOTAL COMMON STOCKS
(Cost $33,648,978)		40,024,685

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.09%)
Money Market Fund (0.21%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $84,296)	4.22%	84,296	$84,296

Investments Purchased with Collateral from Securities Loaned (1.88%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.31%
(Cost $759,769)		759,769	759,769
TOTAL SHORT TERM INVESTMENTS
(Cost $844,065)			844,065

TOTAL INVESTMENTS (101.01%)
(Cost $34,493,043)			$40,868,750
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.01%)			(407,810)
NET ASSETS - 100.00%			$40,460,940

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,575,083.

See Notes to Quarterly Schedule of Investments.

ALPS | O'Shares U.S. Quality Dividend ETF
Schedule of Investments

As of August 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.90%)
Aerospace & Defense (1.38%)
General Dynamics Corp.	8,659	$2,810,452
Lockheed Martin Corp.	16,032	7,304,660
Northrop Grumman Corp.	2,150	1,268,586
Total Aerospace & Defense		11,383,698

Air Freight & Logistics (0.58%)
Expeditors International of Washington, Inc.	10,515	1,267,478
United Parcel Service, Inc., Class B	40,081	3,504,683
Total Air Freight & Logistics		4,772,161

Banks (0.57%)
JPMorgan Chase & Co.	15,440	4,653,925

Beverages (1.55%)
Coca-Cola Co.	98,936	6,825,595
PepsiCo, Inc.	39,991	5,944,662
Total Beverages		12,770,257

Biotechnology (1.60%)
AbbVie, Inc.	42,066	8,850,686
Amgen, Inc.	8,325	2,395,186
Gilead Sciences, Inc.	17,045	1,925,574
Total Biotechnology		13,171,446

Broadline Retail (0.47%)
eBay, Inc.	42,674	3,866,691

Building Products (0.25%)
Trane Technologies PLC	4,983	2,070,935

Capital Markets (3.18%)
Blackrock, Inc.	4,235	4,773,438
Cboe Global Markets, Inc.	12,517	2,953,386
Moody's Corp.	10,684	5,446,276
MSCI, Inc.	7,185	4,079,068
S&P Global, Inc.	6,869	3,767,234
T Rowe Price Group, Inc.	47,645	5,127,555
Total Capital Markets		26,146,957

Commercial Services & Supplies (1.45%)
Cintas Corp.	41,422	8,699,863
Waste Management, Inc.	14,142	3,201,607
Total Commercial Services & Supplies		11,901,470

Communications Equipment (3.94%)
Cisco Systems, Inc.	426,904	29,494,797
Motorola Solutions, Inc.	6,104	2,883,896
Total Communications Equipment		32,378,693
Security Description	Shares	Value
Consumer Staples Distribution & Retail (1.52%)
Costco Wholesale Corp.	7,249	$6,838,126
Kroger Co.	11,183	758,655
Target Corp.	5,619	539,312
Walmart, Inc.	44,663	4,331,418
Total Consumer Staples Distribution & Retail		12,467,511

Diversified Telecommunication Services (1.73%)
AT&T, Inc.	271,199	7,943,419
Verizon Communications, Inc.	141,432	6,255,537
Total Diversified Telecommunication Services		14,198,956

Electrical Equipment (0.44%)
AMETEK, Inc.	6,070	1,121,736
Eaton Corp. PLC	7,210	2,517,299
Total Electrical Equipment		3,639,035

Electronic Equipment, Instruments & Components (1.25%)
Amphenol Corp., Class A	47,735	5,196,432
TE Connectivity PLC	24,505	5,060,283
Total Electronic Equipment, Instruments & Components		10,256,715

Entertainment (0.58%)
Electronic Arts, Inc.	27,569	4,740,490

Financial Services (9.32%)
Mastercard, Inc., Class A	60,498	36,013,854
Visa, Inc., Class A	115,779	40,728,737
Total Financial Services		76,742,591

Food Products (0.52%)
General Mills, Inc.	13,317	656,928
Hershey Co.	10,299	1,892,441
Mondelez International, Inc., Class A	27,907	1,714,606
Total Food Products		4,263,975

Ground Transportation (0.95%)
CSX Corp.	66,347	2,156,941
Union Pacific Corp.	25,395	5,677,560
Total Ground Transportation		7,834,501

Health Care Equipment & Supplies (2.26%)
Abbott Laboratories	102,229	13,561,699
Medtronic PLC	26,572	2,466,147
Stryker Corp.	6,458	2,527,726
Total Health Care Equipment & Supplies		18,555,572

Health Care Providers & Services (1.09%)
Elevance Health, Inc.	3,729	1,188,246
UnitedHealth Group, Inc.	25,131	7,787,343
Total Health Care Providers & Services		8,975,589

Security Description	Shares	Value
Hotels, Restaurants & Leisure (4.70%)
McDonald's Corp.	91,612	$28,724,026
Starbucks Corp.	56,130	4,950,105
Yum! Brands, Inc.	34,202	5,026,668
Total Hotels, Restaurants & Leisure		38,700,799

Household Durables (0.58%)
Garmin, Ltd.	19,885	4,808,591

Household Products (2.89%)
Church & Dwight Co., Inc.	4,399	409,811
Colgate-Palmolive Co.	28,779	2,419,451
Kimberly-Clark Corp.	12,242	1,580,932
Procter & Gamble Co.	123,432	19,383,761
Total Household Products		23,793,955

Industrial Conglomerates (0.67%)
Honeywell International, Inc.	25,118	5,513,401

Insurance (3.00%)
Aon PLC, Class A	8,258	3,030,686
Chubb, Ltd.	19,415	5,340,484
Marsh & McLennan Cos., Inc.	79,041	16,267,428
Total Insurance		24,638,598

Interactive Media & Services (4.75%)
Alphabet, Inc., Class A	183,380	39,043,436

IT Services (2.98%)
Accenture PLC, Class A	62,634	16,282,961
Cognizant Technology Solutions Corp., Class A	41,156	2,973,521
International Business Machines Corp.	21,759	5,298,099
Total IT Services		24,554,581

Life Sciences Tools & Services (0.27%)
Agilent Technologies, Inc.	10,105	1,269,795
Thermo Fisher Scientific, Inc.	1,981	976,078
Total Life Sciences Tools & Services		2,245,873

Machinery (3.62%)
Caterpillar, Inc.	12,604	5,281,580
Cummins, Inc.	3,448	1,373,821
Deere & Co.	4,229	2,024,169
Graco, Inc.	14,098	1,203,828
IDEX Corp.	5,800	954,100
Illinois Tool Works, Inc.	39,509	10,456,056
Otis Worldwide Corp.	40,189	3,471,526
PACCAR, Inc.	29,470	2,946,411
Snap-on, Inc.	6,100	1,983,964
Total Machinery		29,695,455

Media (2.88%)
Comcast Corp., Class A	698,025	23,711,909

Personal Care Products (0.07%)
Kenvue, Inc.	27,979	579,445
Security Description	Shares	Value
Pharmaceuticals (9.37%)
Eli Lilly & Co.	9,742	$7,136,794
Johnson & Johnson	220,558	39,076,261
Merck & Co., Inc.	327,000	27,507,240
Zoetis, Inc.	21,681	3,390,908
Total Pharmaceuticals		77,111,203

Professional Services (1.40%)
Automatic Data Processing, Inc.	20,440	6,214,783
Paychex, Inc.	29,867	4,165,102
Verisk Analytics, Inc.	4,219	1,131,198
Total Professional Services		11,511,083

Semiconductors & Semiconductor Equipment (3.80%)
Analog Devices, Inc.	5,517	1,386,477
Broadcom, Inc.	19,954	5,934,120
QUALCOMM, Inc.	30,920	4,969,772
Texas Instruments, Inc.	93,698	18,971,971
Total Semiconductors & Semiconductor Equipment		31,262,340

Software (6.61%)
Intuit, Inc.	1,891	1,261,297
Microsoft Corp.	91,748	46,487,794
Oracle Corp.	29,422	6,653,197
Total Software		54,402,288

Specialty Retail (8.43%)
Home Depot, Inc.	104,627	42,559,124
Lowe's Cos., Inc.	44,011	11,357,479
TJX Cos., Inc.	92,826	12,680,960
Tractor Supply Co.	44,510	2,748,938
Total Specialty Retail		69,346,501

Technology Hardware, Storage & Peripherals (4.96%)
Apple, Inc.	175,849	40,821,587

Textiles, Apparel & Luxury Goods (0.39%)
NIKE, Inc., Class B	41,003	3,172,402

Tobacco (1.54%)
Altria Group, Inc.	94,935	6,380,581
Philip Morris International, Inc.	37,739	6,307,319
Total Tobacco		12,687,900

Trading Companies & Distributors (1.26%)
Fastenal Co.	168,284	8,356,983
WW Grainger, Inc.	1,971	1,997,609
Total Trading Companies & Distributors		10,354,592

Security Description	Shares	Value
Wireless Telecommunication Services (1.10%)
T-Mobile US, Inc.	36,051	$9,084,491

TOTAL COMMON STOCKS
(Cost $654,895,131)		821,831,598

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.03%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.22%	213,937	$213,937

TOTAL SHORT TERM INVESTMENTS
(Cost $213,937)			213,937

TOTAL INVESTMENTS (99.93%)
(Cost $655,109,068)			$822,045,535
OTHER ASSETS IN EXCESS OF LIABILITIES (0.07%)			572,220
NET ASSETS - 100.00%			$822,617,755

See Notes to Quarterly Schedule of Investments.

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF
Schedule of Investments

As of August 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.87%)
Automobile Components (4.74%)
BorgWarner, Inc.	228,852	$9,785,712
Gentex Corp.	674,510	18,893,025
Lear Corp.	112,299	12,352,890
Phinia, Inc.	109,353	6,394,963
Total Automobile Components		47,426,590

Building Products (2.77%)
A O Smith Corp.	244,736	17,447,230
Simpson Manufacturing Co., Inc.	21,643	4,136,410
UFP Industries, Inc.	60,389	6,097,477
Total Building Products		27,681,117

Capital Markets (12.58%)
Artisan Partners Asset Management, Inc., Class A	195,191	9,132,987
Cohen & Steers, Inc.	75,464	5,573,771
Diamond Hill Investment Group, Inc.	34,010	4,957,298
Evercore, Inc., Class A	37,525	12,066,164
Federated Hermes, Inc.	146,786	7,794,337
Hamilton Lane, Inc., Class A	46,693	7,206,598
Houlihan Lokey, Inc.	128,323	25,568,358
MarketAxess Holdings, Inc.	50,128	9,215,532
SEI Investments Co.	291,862	25,765,576
Tradeweb Markets, Inc.	56,184	6,930,858
Victory Capital Holdings, Inc.	162,160	11,558,765
Total Capital Markets		125,770,244

Commercial Services & Supplies (1.15%)
Brady Corp., Class A	107,005	8,354,950
Ennis, Inc.	169,511	3,096,966
Total Commercial Services & Supplies		11,451,916

Consumer Finance (1.39%)
FirstCash Holdings, Inc.	94,475	13,913,333

Consumer Staples Distribution & Retail (0.78%)
Casey's General Stores, Inc.	9,134	4,516,946
PriceSmart, Inc.	19,536	2,095,431
Weis Markets, Inc.	16,745	1,199,779
Total Consumer Staples Distribution & Retail		7,812,156

Diversified Consumer Services (3.28%)
H&R Block, Inc.	309,572	15,586,950
Service Corp. International	216,608	17,166,184
Total Diversified Consumer Services		32,753,134
Security Description	Shares	Value
Electric Utilities (1.39%)
ALLETE, Inc.	21,923	$1,406,360
IDACORP, Inc.	19,680	2,461,968
MGE Energy, Inc.	13,524	1,151,569
OGE Energy Corp.	65,966	2,946,042
Otter Tail Corp.	19,239	1,615,884
Pinnacle West Capital Corp.	33,740	3,015,006
Portland General Electric Co.	30,921	1,322,800
Total Electric Utilities		13,919,629

Electronic Equipment, Instruments & Components (7.17%)
Avnet, Inc.	388,745	21,213,814
Badger Meter, Inc.	43,798	8,011,530
Littelfuse, Inc.	55,010	14,293,248
TD SYNNEX Corp.	141,822	20,999,584
Vishay Intertechnology, Inc.	464,428	7,180,057
Total Electronic Equipment, Instruments & Components		71,698,233

Entertainment (0.58%)
Warner Music Group Corp., Class A	175,161	5,841,619

Financial Services (5.06%)
Essent Group, Ltd.	154,909	9,718,991
MGIC Investment Corp.	468,636	13,042,140
Radian Group, Inc.	389,992	13,602,921
Western Union Co.	1,639,882	14,217,776
Total Financial Services		50,581,828

Food Products (3.60%)
Cal-Maine Foods, Inc.	100,501	11,621,936
Flowers Foods, Inc.	223,998	3,368,930
Ingredion, Inc.	110,553	14,321,035
J & J Snack Foods Corp.	12,317	1,374,208
Marzetti Company	29,021	5,299,235
Total Food Products		35,985,344

Gas Utilities (1.33%)
Chesapeake Utilities Corp.	6,278	775,835
National Fuel Gas Co.	53,064	4,602,771
New Jersey Resources Corp.	31,980	1,512,334
ONE Gas, Inc.	19,697	1,506,821
Spire, Inc.	18,976	1,453,562
UGI Corp.	99,915	3,461,056
Total Gas Utilities		13,312,379

Ground Transportation (0.79%)
Landstar System, Inc.	59,863	7,921,671

Health Care Providers & Services (8.46%)
Chemed Corp.	34,166	15,646,320
Encompass Health Corp.	209,863	25,552,919
National HealthCare Corp.	157,428	17,864,929
Premier, Inc., Class A	983,445	25,471,226
Total Health Care Providers & Services		84,535,394

Security Description	Shares	Value
Hotels, Restaurants & Leisure (5.19%)
Choice Hotels International, Inc.	30,660	$3,666,323
Texas Roadhouse, Inc.	114,130	19,693,131
Vail Resorts, Inc.	109,040	17,860,751
Wendy's Co.	396,420	4,206,016
Wyndham Hotels & Resorts, Inc.	74,396	6,443,438
Total Hotels, Restaurants & Leisure		51,869,659

Household Durables (0.40%)
Whirlpool Corp.	43,473	4,049,510

Household Products (0.39%)
Reynolds Consumer Products, Inc.	96,792	2,246,542
WD-40 Co.	7,590	1,639,744
Total Household Products		3,886,286

Insurance (4.12%)
AMERISAFE, Inc.	114,052	5,266,921
Globe Life, Inc.	52,002	7,277,680
RenaissanceRe Holdings, Ltd.	66,152	16,074,274
RLI Corp.	186,238	12,613,900
Total Insurance		41,232,775

IT Services (1.96%)
Amdocs, Ltd.	228,489	19,551,804

Leisure Products (0.44%)
Polaris, Inc.	78,253	4,427,555

Machinery (11.30%)
Crane Co.	42,325	7,842,823
Donaldson Co., Inc.	277,301	22,092,571
Federal Signal Corp.	47,347	5,823,208
Franklin Electric Co., Inc.	86,323	8,447,569
ITT, Inc.	98,273	16,730,978
Lincoln Electric Holdings, Inc.	110,043	26,699,733
Mueller Industries, Inc.	153,649	14,741,085
Watts Water Technologies, Inc., Class A	38,650	10,702,185
Total Machinery		113,080,152

Media (2.69%)
New York Times Co., Class A	270,177	16,167,392
TEGNA, Inc.	505,732	10,721,518
Total Media		26,888,910

Multi-Utilities (0.91%)
Avista Corp.	23,383	854,415
Black Hills Corp.	19,574	1,170,721
NiSource, Inc.	137,211	5,799,908
Northwestern Energy Group, Inc.	21,619	1,243,309
Total Multi-Utilities		9,068,353

Pharmaceuticals (0.90%)
Organon & Co.	957,770	9,022,193
Security Description	Shares	Value
Professional Services (3.93%)
Exponent, Inc.	77,918	$5,561,787
Genpact, Ltd.	452,674	20,524,239
Kforce, Inc.	45,452	1,481,735
Robert Half, Inc.	313,450	11,697,954
Total Professional Services		39,265,715

Semiconductors & Semiconductor Equipment (0.42%)
Universal Display Corp.	30,452	4,220,343

Software (4.10%)
Dolby Laboratories, Inc., Class A	278,711	19,978,005
InterDigital, Inc.	58,570	15,914,055
Progress Software Corp.	110,981	5,137,310
Total Software		41,029,370

Specialty Retail (0.73%)
Dick's Sporting Goods, Inc.	19,247	4,095,762
Murphy USA, Inc.	8,512	3,204,768
Total Specialty Retail		7,300,530

Textiles, Apparel & Luxury Goods (3.75%)
Carter's, Inc.	174,407	4,981,064
Columbia Sportswear Co.	86,891	4,841,567
Ralph Lauren Corp.	37,164	11,035,107
Steven Madden, Ltd.	144,960	4,209,638
Tapestry, Inc.	122,310	12,453,604
Total Textiles, Apparel & Luxury Goods		37,520,980

Tobacco (0.17%)
Universal Corp.	30,334	1,697,187

Trading Companies & Distributors (2.88%)
Applied Industrial Technologies, Inc.	24,667	6,501,728
MSC Industrial Direct Co., Inc., Class A	246,907	22,278,418
Total Trading Companies & Distributors		28,780,146

Water Utilities (0.52%)
American States Water Co.	13,404	999,000
California Water Service Group	21,193	994,587
Essential Utilities, Inc.	82,056	3,242,033
Total Water Utilities		5,235,620

TOTAL COMMON STOCKS
(Cost $935,861,757)		998,731,675

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.05%)
Money Market Fund (0.05%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.22%	520,249	$520,249

TOTAL SHORT TERM INVESTMENTS
(Cost $520,249)			520,249

TOTAL INVESTMENTS (99.92%)
(Cost $936,382,006)			$999,251,924
OTHER ASSETS IN EXCESS OF LIABILITIES (0.08%)			762,059
NET ASSETS - 100.00%			$1,000,013,983

See Notes to Quarterly Schedule of Investments.

ALPS REIT Dividend Dogs ETF
Schedule of Investments

As of August 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.89%)
Data Center REITs (1.86%)
Equinix, Inc.	313	$246,078

Diversified REITs (10.81%)
Alpine Income Property Trust, Inc.	18,812	287,259
Armada Hoffler Properties, Inc.	40,623	295,736
Broadstone Net Lease, Inc.	17,288	321,384
CTO Realty Growth, Inc.	15,482	267,529
Gladstone Commercial Corp.	19,191	258,119
Total Diversified REITs		1,430,027

Health Care REITs (11.15%)
Community Healthcare Trust, Inc.	16,699	257,332
Global Medical REIT, Inc.(a)	44,298	332,235
Healthcare Realty Trust, Inc.	18,657	324,259
Medical Properties Trust, Inc.	63,142	284,139
Universal Health Realty Income Trust	6,821	276,864
Total Health Care REITs		1,474,829

Hotel & Resort REITs (11.81%)
Apple Hospitality REIT, Inc.	24,426	319,004
Host Hotels & Resorts, Inc.	18,304	315,012
RLJ Lodging Trust(a)	39,527	304,358
Ryman Hospitality Properties, Inc.	2,936	290,047
Summit Hotel Properties, Inc.	60,965	334,088
Total Hotel & Resort REITs		1,562,509

Industrial REITs (11.73%)
Innovative Industrial Properties, Inc.	4,949	280,410
LXP Industrial Trust	32,587	295,890
Plymouth Industrial REIT, Inc.	17,149	377,278
Rexford Industrial Realty, Inc.(a)	7,608	315,047
STAG Industrial, Inc.	7,663	282,382
Total Industrial REITs		1,551,007

Multi-Family Residential REITs (8.46%)
BRT Apartments Corp.(a)	17,783	284,528
Centerspace	4,389	261,146
Elme Communities	16,978	289,984
NexPoint Residential Trust, Inc.	8,212	283,396
Total Multi-Family Residential REITs		1,119,054

Office REITs (12.28%)
Brandywine Realty Trust	61,857	263,511
City Office REIT, Inc.	51,599	357,581
Security Description	Shares	Value
Office REITs (continued)
Easterly Government Properties, Inc.	12,034	$275,458
Orion Properties, Inc.(a)	145,899	433,320
Postal Realty Trust, Inc.	18,586	294,402
Total Office REITs		1,624,272

Retail REITs (10.80%)
Getty Realty Corp.	9,593	274,264
NETSTREIT Corp.	17,006	311,040
NNN REIT, Inc.	6,546	280,889
Realty Income Corp.	4,839	284,339
Saul Centers, Inc.	8,145	278,315
Total Retail REITs		1,428,847

Self-Storage REITs (2.05%)
National Storage Affiliates Trust	8,428	271,634

Single-Family Residential REITs (1.97%)
UMH Properties, Inc.	16,614	260,674

Specialized REITs (8.94%)
EPR Properties	4,925	267,181
Gaming and Leisure Properties, Inc.	6,030	289,500
Outfront Media, Inc.	17,838	333,214
VICI Properties, Inc.	8,677	293,109
Total Specialized REITs		1,183,004

Technology REITs (4.14%)
Crown Castle, Inc.	2,820	279,575
Digital Realty Trust, Inc.	1,601	268,391
Total Technology REITs		547,966

Telecom Tower REITs (3.89%)
American Tower Corp.	1,296	264,190
SBA Communications Corp.	1,219	249,712
Total Telecom Tower REITs		513,902

TOTAL COMMON STOCKS
(Cost $13,939,270)		13,213,803

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.04%)
Money Market Fund (0.04%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.22%	4,684	$4,684

TOTAL SHORT TERM INVESTMENTS
(Cost $4,684)			4,684

TOTAL INVESTMENTS (99.93%)
(Cost $13,943,954)			$13,218,487
OTHER ASSETS IN EXCESS OF LIABILITIES (0.07%)			8,840
NET ASSETS - 100.00%			$13,227,327

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,123,812.

See Notes to Quarterly Schedule of Investments.

ALPS Sector Dividend Dogs ETF
Schedule of Investments

As of August 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.51%)
Communication Services (9.94%)
AT&T, Inc.	829,438	$24,294,239
Comcast Corp., Class A	666,620	22,645,082
Omnicom Group, Inc.	336,194	26,334,076
T-Mobile US, Inc.	102,369	25,795,964
Verizon Communications, Inc.	543,666	24,046,347
Total Communication Services		123,115,708

Consumer Discretionary (10.06%)
Best Buy Co., Inc.	335,323	24,693,186
Darden Restaurants, Inc.	107,529	22,252,051
Ford Motor Co.	2,237,504	26,335,422
Genuine Parts Co.	194,902	27,155,696
McDonald's Corp.	77,377	24,260,784
Total Consumer Discretionary		124,697,139

Consumer Staples (9.86%)
Altria Group, Inc.	390,780	26,264,324
Archer-Daniels-Midland Co.	449,281	28,142,962
General Mills, Inc.	436,427	21,528,944
Kraft Heinz Co.	896,214	25,067,105
Philip Morris International, Inc.	126,644	21,166,012
Total Consumer Staples		122,169,347

Energy (9.66%)
Chevron Corp.	160,473	25,771,964
Exxon Mobil Corp.	210,126	24,015,301
Kinder Morgan, Inc.	844,928	22,796,157
ONEOK, Inc.	278,808	21,295,355
Phillips 66	193,023	25,784,012
Total Energy		119,662,789

Financials (10.96%)
KeyCorp	1,493,740	28,918,806
Prudential Financial, Inc.	226,430	24,830,314
T Rowe Price Group, Inc.	254,505	27,389,828
Truist Financial Corp.	602,100	28,190,322
US Bancorp	543,636	26,545,746
Total Financials		135,875,016

Health Care (10.02%)
AbbVie, Inc.	122,249	25,721,189
Bristol-Myers Squibb Co.	468,637	22,110,294
CVS Health Corp.	346,489	25,345,670
Pfizer, Inc.	950,208	23,527,150
Security Description	Shares	Value
Health Care (continued)
Viatris, Inc.	2,608,692	$27,521,701
Total Health Care		124,226,004

Industrials (9.22%)
Lockheed Martin Corp.	47,984	21,862,950
Paychex, Inc.	152,551	21,274,000
Southwest Airlines Co.	734,824	24,175,710
Stanley Black & Decker, Inc.	357,419	26,552,657
United Parcel Service, Inc., Class B	232,716	20,348,687
Total Industrials		114,214,004

Information Technology (10.41%)
Cisco Systems, Inc.	364,108	25,156,222
HP, Inc.	977,299	27,892,114
International Business Machines Corp.	84,700	20,623,603
Seagate Technology Holdings PLC	183,606	30,735,644
Skyworks Solutions, Inc.	327,610	24,551,093
Total Information Technology		128,958,676

Materials (9.57%)
Amcor PLC	2,561,798	22,108,317
International Paper Co.	512,123	25,442,270
LyondellBasell Industries NV, Class A	387,219	21,819,791
Newmont Mining Corp.	403,345	30,008,868
The Dow Chemical Co.	779,259	19,193,149
Total Materials		118,572,395

Utilities (9.81%)
Dominion Resources, Inc.	420,504	25,188,190
Evergy, Inc.	343,242	24,459,425
Eversource Energy	357,469	22,903,039
Exelon Corp.	541,535	23,654,249
FirstEnergy Corp.	580,867	25,337,418
Total Utilities		121,542,321

TOTAL COMMON STOCKS
(Cost $1,134,222,058)		1,233,033,399

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.06%)
Money Market Fund (0.06%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.22%	755,909	$755,909

TOTAL SHORT TERM INVESTMENTS
(Cost $755,909)			755,909

TOTAL INVESTMENTS (99.57%)
(Cost $1,134,977,967)			$1,233,789,308
OTHER ASSETS IN EXCESS OF LIABILITIES (0.43%)			5,384,966
NET ASSETS - 100.00%			$1,239,174,274

See Notes to Quarterly Schedule of Investments.

ALPS | Smith Core Plus Bond ETF

Schedule of Investments

As of August 31, 2025 (Unaudited)

	Principal	Value
Security Description	Amount	(Note 2)
BANK LOANS (0.85%)

Aerospace & Defense (0.47%)
TransDigm, Inc.
3M US SOFR + 2.50%, 02/28/2031	$9,477,496	$9,495,788

Casinos & Gaming (0.24%)
Caesars Entertainment, Inc.
1M US SOFR + 2.25%, 02/06/2031	4,868,700	4,862,005

Pharmaceuticals (0.14%)
Amneal Pharmaceuticals LLC
1M US SOFR + 3.50%, 08/02/2032(a)	2,711,100	2,731,433

Pipeline (0.00%)
Buckeye Partners LP
1M US SOFR + 2.00%, 11/22/2030(a)	6,536	6,554

TOTAL BANK LOANS
(Cost $17,099,210)		17,095,780

	Principal	Value
Security Description	Amount	(Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (4.52%)

Fannie Mae
Series 2000-34, Class TZ,
8.500%, 10/25/2030	$85,909	$90,611
Series 2000-40, Class FA,
30D US SOFR + 0.614%, 07/25/2030(a)	31,040	31,032
Series 2001-51, Class PZ,
6.500%, 10/25/2031	89,977	93,890
Series 2002-60, Class FV,
30D US SOFR + 1.114%, 04/25/2032(a)	6,595	6,662
Series 2002-90, Class A1,
6.500%, 06/25/2042	170,753	175,110
Series 2003-119, Class ZP,
4.000%, 12/25/2033	33,344	32,477
Series 2003-18, Class A1,
6.500%, 12/25/2042	36,905	37,479
Series 2003-30, Class JQ,
5.500%, 04/25/2033	1,929	1,998
	Principal	Value
Security Description	Amount	(Note 2)
Series 2003-47, Class PE,
5.750%, 06/25/2033	$26,521	$27,600
Series 2004-52, Class ZX,
7.000%, 07/25/2034	273,203	287,322
Series 2004-90, Class AZ,
6.000%, 12/25/2034	397,371	420,146
Series 2004-92, Class TB,
5.500%, 12/25/2034	7,206	7,515
Series 2005-122, Class PY,
6.000%, 01/25/2036	21,549	22,562
Series 2005-27, Class GH,
5.500%, 04/25/2035	105,560	106,618
Series 2005-3, Class CH,
5.250%, 02/25/2035	4,057	4,184
Series 2005-48, Class TD,
5.500%, 06/25/2035	63,211	65,622
Series 2005-75, Class ZP,
5.750%, 09/25/2035	138,598	145,687
Series 2005-99, Class AC,
5.500%, 12/25/2035	38,000	38,587
Series 2006-125, Class KY,
5.500%, 01/25/2037	192,754	204,081
Series 2006-78, Class BZ,
6.500%, 08/25/2036	305,579	325,724
Series 2007-36, Class PH,
5.500%, 04/25/2037	101,750	105,023
Series 2007-55, Class PH,
6.000%, 06/25/2047	29,721	31,706
Series 2007-77, Class HN,
6.000%, 08/25/2037	381,933	403,435
Series 2008-24, Class WD,
5.500%, 02/25/2038	74,450	75,176
Series 2008-6, Class A,
5.000%, 02/25/2038	166,957	167,275
Series 2009-106, Class LK,
5.500%, 08/25/2037	544,246	553,789
Series 2009-106, Class DZ,
4.500%, 01/25/2040	63,256	62,426
Series 2009-77, Class NX,
5.500%, 10/25/2039	691,133	702,044
Series 2010-123, Class BP,
4.500%, 11/25/2040	86,780	87,280
Series 2010-141, Class AL,
4.000%, 12/25/2040	15,273	14,939
Series 2010-2, Class GZ,
5.000%, 01/25/2040	124,039	124,125
Series 2010-41, Class NB,
5.000%, 05/25/2040	74,892	77,076
Series 2010-85, Class NJ,
4.500%, 08/25/2040	327,073	326,819

	Principal	Value
Security Description	Amount	(Note 2)
Series 2010-9, Class ME,
5.000%, 02/25/2040	$40,957	$41,800
Series 2011-110, Class ED,
2.500%, 04/25/2041	77,231	75,432
Series 2011-121, Class JP,
4.500%, 12/25/2041	12,665	12,606
Series 2011-145, Class JA,
4.500%, 12/25/2041	3,756	3,727
Series 2011-148, Class P,
4.000%, 09/25/2041	133,957	132,006
Series 2011-29, Class JC,
4.000%, 03/25/2041	119,483	115,750
Series 2012-103, Class PY,
3.000%, 09/25/2042	8,000	6,896
Series 2012-108, Class PL,
3.000%, 10/25/2042	210,168	193,497
Series 2012-111, Class PB,
1.750%, 06/25/2042	116,369	106,450
Series 2012-111, Class B,
7.000%, 10/25/2042	194,736	211,273
Series 2012-112, Class DA,
3.000%, 10/25/2042	176,176	162,503
Series 2012-120, Class QC,
2.500%, 11/25/2042	151,000	106,621
Series 2012-128, Class JE,
2.000%, 09/25/2042	130,704	118,304
Series 2012-128, Class NP,
2.500%, 11/25/2042	78,168	52,089
Series 2012-129, Class HT,
2.000%, 12/25/2032	372,368	336,993
Series 2012-133, Class KA,
2.500%, 07/25/2042	129,259	115,084
Series 2012-136, Class PL,
3.500%, 12/25/2042	418,000	396,718
Series 2012-137, Class CZ,
4.000%, 12/25/2042	166,388	159,483
Series 2012-139, Class GB,
2.500%, 12/25/2042	102,000	69,746
Series 2012-152, Class PB,
3.500%, 01/25/2043	17,921	17,376
Series 2012-154, Class PW,
3.000%, 10/25/2042	201,836	179,220
Series 2012-16, Class K,
4.000%, 10/25/2041	78,476	77,883
Series 2012-17, Class JA,
3.500%, 12/25/2041	71,183	67,830
Series 2012-19, Class CB,
3.500%, 03/25/2042	264,469	249,592
Series 2012-26, Class MA,
3.500%, 03/25/2042	41,972	39,857
	Principal	Value
Security Description	Amount	(Note 2)
Series 2012-28, Class PT,
4.000%, 03/25/2042	$254,375	$248,990
Series 2012-29, Class NM,
3.500%, 04/25/2042	50,000	41,981
Series 2012-30, Class DZ,
4.000%, 04/25/2042	185,700	181,399
Series 2012-35, Class EP,
2.000%, 11/25/2040	73,295	71,516
Series 2012-36, Class MB,
2.000%, 08/25/2041	336,449	329,252
Series 2012-37, Class CA,
2.000%, 01/25/2040	111,198	108,488
Series 2012-39, Class NB,
4.000%, 04/25/2042	32,000	29,856
Series 2012-47, Class HF,
30D US SOFR + 0.514%, 05/25/2027(a)	3,245	3,245
Series 2012-51, Class HJ,
3.500%, 05/25/2042	62,156	53,519
Series 2012-56, Class WB,
3.500%, 05/25/2042	110,171	104,451
Series 2012-58, Class KB,
3.500%, 06/25/2042	211,402	194,122
Series 2012-75, Class KE,
4.000%, 07/25/2042	200,000	188,480
Series 2012-83, Class AC,
3.000%, 08/25/2042	85,000	77,143
Series 2012-90, Class PB,
2.500%, 01/25/2042	63,322	60,987
Series 2012-93, Class TL,
3.000%, 09/25/2042	190,000	154,104
Series 2013-10, Class GD,
2.000%, 02/25/2033	129,265	121,775
Series 2013-119, Class NU,
1.750%, 05/25/2043	191,637	185,535
Series 2013-123, Class AG,
2.500%, 02/25/2033	632,764	623,598
Series 2013-14, Class PC,
1.250%, 03/25/2043	216,117	182,328
Series 2013-18, Class NG,
2.000%, 12/25/2042	46,191	41,522
Series 2013-29, Class JE,
1.250%, 04/25/2043	24,336	20,959
Series 2013-35, Class KL,
2.000%, 04/25/2033	86,364	81,341
Series 2013-37, Class PK,
3.500%, 04/25/2043	300,000	279,347
Series 2013-41, Class JL,
1.500%, 04/25/2038	172,055	158,799
Series 2013-44, Class Z,
3.000%, 05/25/2043	724,200	554,901

	Principal	Value
Security Description	Amount	(Note 2)
Series 2013-67, Class KZ,
2.500%, 04/25/2043	$147,103	$126,760
Series 2013-7, Class PZ,
2.000%, 02/25/2043	192,885	114,084
Series 2013-75, Class FC,
30D US SOFR + 0.364%, 07/25/2042(a)	105,813	105,449
Series 2013-86, Class CY,
4.500%, 08/25/2043	1,320,900	1,247,351
Series 2013-86, Class Z,
3.000%, 08/25/2043	178,245	133,898
Series 2013-86, Class LG,
3.500%, 08/25/2043	178,000	152,046
Series 2013-9, Class BC,
6.500%, 07/25/2042	140,465	149,378
Series 2014-14, Class PA,
3.500%, 02/25/2044	93,481	91,827
Series 2014-8, Class Z,
3.000%, 03/25/2034	124,059	119,934
Series 2015-27, Class ME,
3.500%, 10/25/2044	30,000	28,531
Series 2015-47, Class AY,
3.000%, 07/25/2045	80,329	71,656
Series 2015-58, Class ZL,
3.000%, 08/25/2045	270,545	230,541
Series 2015-59, Class LP,
3.500%, 08/25/2045	127,000	103,819
Series 2015-65, Class LD,
3.500%, 01/25/2036	124,000	119,260
Series 2016-26, Class PA,
3.000%, 10/25/2045	106,606	100,210
Series 2016-28, Class TA,
3.250%, 07/25/2043	494,202	385,485
Series 2016-37, Class BK,
3.000%, 06/25/2046	54,536	52,750
Series 2016-42, Class DA,
3.000%, 07/25/2045	100,472	96,899
Series 2016-6, Class PA,
3.000%, 11/25/2044	106,972	103,719
Series 2016-79, Class JC,
2.500%, 11/25/2046	340,168	268,532
Series 2016-8, Class CB,
3.500%, 03/25/2046	46,342	43,187
Series 2017-10, Class FA,
30D US SOFR + 0.514%, 03/25/2047(a)	23,702	23,501
Series 2017-15, Class PE,
3.500%, 04/25/2046	43,586	42,244
Series 2017-25, Class QH,
3.000%, 04/25/2047	262,474	233,532
	Principal	Value
Security Description	Amount	(Note 2)
Series 2017-38, Class JA,
3.000%, 03/25/2047	$59,554	$54,225
Series 2017-38, Class JG,
2.500%, 03/25/2047	333,949	297,212
Series 2017-98, Class JC,
2.500%, 11/25/2047	142,168	125,914
Series 2018-15, Class KG,
2.500%, 01/25/2048	92,250	79,307
Series 2018-2, Class BA,
3.000%, 02/25/2045	74,098	72,871
Series 2018-2, Class HD,
3.000%, 02/25/2047	42,135	41,065
Series 2018-25, Class AL,
3.500%, 04/25/2048	98,000	87,111
Series 2018-28, Class CA,
3.000%, 05/25/2048	91,166	81,722
Series 2018-35, Class LB,
3.500%, 05/25/2048	106,000	93,255
Series 2018-50, Class DY,
3.000%, 10/25/2047	92,244	85,040
Series 2018-6, Class PA,
3.000%, 02/25/2048	60,905	54,072
Series 2018-8, Class KL,
2.500%, 03/25/2047	88,242	81,294
Series 2018-83, Class LH,
4.000%, 11/25/2048	38,450	36,591
Series 2018-94, Class KD,
3.500%, 12/25/2048	127,786	116,992
Series 2019-36, Class NJ,
3.000%, 07/25/2049	100,000	83,183
Series 2019-74, Class GL,
3.500%, 12/25/2049	174,253	121,532
Series 2019-81, Class ML,
2.500%, 01/25/2050	119,847	76,724
Series 2020-10, Class DA,
3.500%, 03/25/2060	89,649	80,932
Series 2020-38, Class LC,
1.500%, 06/25/2040	94,859	87,960
Series 2021-59, Class H,
2.000%, 06/25/2048	47,964	40,092
Series 2021-6, Class KU,
1.500%, 02/25/2051	191,229	108,180
Series 2021-66, Class HU,
1.500%, 10/25/2051	366,996	171,404
Series 2021-72, Class NA,
1.500%, 10/25/2051	98,024	53,657
Series 2021-87, Class QB,
2.000%, 12/25/2051	46,230	26,884
Series 2021-94, Class PU,
2.000%, 01/25/2052	39,318	24,550

	Principal	Value
Security Description	Amount	(Note 2)
Series 2022-90, Class AY,
4.500%, 12/25/2041	$405,000	$393,689
Series 2023-12, Class GB,
6.000%, 06/25/2045	14,507,122	14,809,030
Series 2023-42, Class B,
6.000%, 07/25/2045	8,655,898	8,845,179
Series 2024-39, Class AZ,
3.000%, 11/25/2047	134,961	107,202
		42,483,856
Freddie Mac
Series 1998-2034, Class Z,
6.500%, 02/15/2028	3,428	3,484
Series 1998-2045, Class PD,
6.750%, 04/15/2028	65,240	65,803
Series 1998-2098, Class ZB,
6.000%, 11/15/2028	81,211	82,210
Series 1998-2104, Class QH,
6.500%, 12/15/2028	114,289	117,030
Series 2002-2412, Class OF,
30D US SOFR + 1.064%, 12/15/2031(a)	53,776	54,333
Series 2002-2422, Class TA,
6.500%, 02/15/2032	225,821	237,003
Series 2002-2455, Class GK,
6.500%, 05/15/2032	16,596	17,440
Series 2002-2489, Class PE,
6.000%, 08/15/2032	275,198	286,652
Series 2002-2495, Class ZB,
4.500%, 09/15/2032	2,187	2,151
Series 2002-2513, Class AF,
30D US SOFR + 1.114%, 02/15/2032(a)	16,989	16,525
Series 2003-2554, Class MN,
5.500%, 01/15/2033	4,243	4,380
Series 2003-2624, Class QH,
5.000%, 06/15/2033	15,088	15,442
Series 2003-2646, Class ZN,
5.000%, 07/15/2033	150,490	152,731
Series 2003-2673, Class PE,
5.500%, 09/15/2033	130,038	134,766
Series 2003-2725, Class TA,
4.500%, 12/15/2033	28,924	29,163
Series 2004-2768, Class PW,
4.250%, 03/15/2034	7,869	7,841
Series 2005-2944, Class OH,
5.500%, 03/15/2035	45,269	47,390
Series 2005-2973, Class GE,
5.500%, 05/15/2035	206,000	210,726
	Principal	Value
Security Description	Amount	(Note 2)
Series 2005-2978, Class CN,
5.500%, 05/15/2035	$127,295	$133,297
Series 2005-3033, Class WY,
5.500%, 09/15/2035	86,853	90,547
Series 2005-3034, Class ZM,
6.000%, 09/15/2035	475,271	502,226
Series 2006-3108, Class PZ,
6.000%, 02/15/2036	200,281	214,020
Series 2006-3137, Class XP,
6.000%, 04/15/2036	2,896	3,075
Series 2007-3259, Class ZL,
4.500%, 01/15/2037	459,478	457,642
Series 2007-3271, Class PC,
6.000%, 02/15/2037	861,810	879,925
Series 2007-3388, Class DZ,
5.500%, 11/15/2037	228,308	230,963
Series 2008-3472, Class CZ,
6.000%, 08/15/2036	1,262,007	1,335,322
Series 2008-3485, Class MA,
5.500%, 07/15/2036	32,253	33,867
Series 2009-3533, Class CB,
4.500%, 05/15/2029	38,866	38,776
Series 2009-3575, Class D,
4.500%, 03/15/2037	151,370	149,144
Series 2009-3587, Class DA,
4.500%, 10/15/2039	61,199	61,103
Series 2010-3626, Class ME,
5.000%, 01/15/2040	29,363	30,330
Series 2010-3638, Class DB,
5.000%, 02/15/2040	75,000	74,077
Series 2010-3645, Class WD,
4.500%, 02/15/2040	15,000	14,884
Series 2010-3662, Class QB,
5.000%, 03/15/2038	102,680	103,380
Series 2010-3674, Class QN,
5.750%, 05/15/2036	363,142	352,905
Series 2010-3681, Class MT,
4.549%, 02/15/2038(a)(b)	83,970	75,947
Series 2010-3704, Class CT,
7.000%, 12/15/2036	530,422	567,543
Series 2010-3764, Class QY,
4.000%, 11/15/2030	1,006,441	1,007,698
Series 2010-3772, Class NE,
4.500%, 12/15/2040	172,000	157,898
Series 2011-3924, Class LC,
4.000%, 09/15/2041	103,517	100,817
Series 2011-3943, Class LA,
3.000%, 10/15/2026	48,175	47,758

	Principal	Value
Security Description	Amount	(Note 2)
Series 2011-3954, Class PG,
2.500%, 07/15/2041	$39,044	$37,590
Series 2011-3957, Class BZ,
4.000%, 11/15/2041	166,102	160,966
Series 2011-3966, Class NA,
4.000%, 12/15/2041	117,850	115,324
Series 2011-3968, Class G,
3.000%, 12/15/2026	56,103	55,605
Series 2012-3985, Class B,
2.367%, 01/15/2042	130,123	112,108
Series 2012-3990, Class GY,
3.500%, 01/15/2042	140,000	121,412
Series 2012-3992, Class HZ,
4.000%, 01/15/2042	540,169	522,956
Series 2012-3994, Class HJ,
2.000%, 06/15/2041	263,870	254,796
Series 2012-3997, Class EC,
3.500%, 02/15/2042	62,765	54,474
Series 2012-4029, Class NE,
2.500%, 03/15/2041	121,615	118,710
Series 2012-4050, Class ND,
2.500%, 09/15/2041	2,694	2,674
Series 2012-4068, Class PE,
3.000%, 06/15/2042	9,275	8,592
Series 2012-4075, Class PB,
3.000%, 07/15/2042	23,435	21,611
Series 2012-4077, Class BE,
4.000%, 07/15/2042	15,000	13,695
Series 2012-4093, Class PA,
3.000%, 08/15/2042	63,091	57,999
Series 2012-4096, Class BY,
2.000%, 08/15/2042	190,000	156,703
Series 2012-4101, Class QN,
3.500%, 09/15/2042	5,212	4,907
Series 2012-4112, Class CP,
2.000%, 01/15/2042	196,619	190,083
Series 2012-4116, Class UC,
2.500%, 10/15/2042	40,000	29,199
Series 2012-4117, Class EB,
3.500%, 10/15/2042	83,000	70,330
Series 2012-4118, Class PB,
2.500%, 10/15/2042	146,513	126,947
Series 2012-4125, Class KP,
2.500%, 05/15/2041	82,497	79,784
Series 2012-4135, Class AU,
2.000%, 11/15/2042	107,799	77,555
Series 2012-4138, Class HA,
1.250%, 12/15/2027	83,073	81,214
Series 2012-4147, Class LW,
2.000%, 12/15/2032	190,733	177,337
	Principal	Value
Security Description	Amount	(Note 2)
Series 2013-4160, Class HB,
2.500%, 12/15/2032	$8,809	$8,353
Series 2013-4161, Class BA,
2.500%, 12/15/2041	43,536	42,613
Series 2013-4161, Class LT,
2.500%, 08/15/2042	9,208	8,618
Series 2013-4161, Class ZW,
2.500%, 02/15/2033	168,923	145,034
Series 2013-4163, Class YL,
2.500%, 02/15/2043	1,595,600	1,272,360
Series 2013-4171, Class MN,
3.000%, 02/15/2043	46,000	34,609
Series 2013-4193, Class PK,
3.000%, 04/15/2043	77,546	74,676
Series 2013-4224, Class KC,
3.000%, 05/15/2032	32,185	31,964
Series 2013-4224, Class PA,
3.000%, 12/15/2042	319,257	311,008
Series 2013-4229, Class ZA,
4.000%, 07/15/2043	120,031	117,518
Series 2013-4247, Class AK,
4.500%, 12/15/2042	54,222	54,112
Series 2014-4315, Class UZ,
3.000%, 03/15/2044	1,035,969	950,270
Series 2014-4330, Class PE,
3.000%, 11/15/2043	148,891	144,509
Series 2014-4383, Class WT,
3.205%, 09/15/2029(a)	146,201	144,290
Series 2015-4447, Class PA,
3.000%, 12/15/2044	66,370	63,179
Series 2015-4472, Class MA,
3.000%, 05/15/2045	107,360	100,755
Series 2015-4491, Class CD,
2.500%, 03/15/2040	214,934	185,799
Series 2016-4614, Class PB,
3.000%, 01/15/2046	120,426	112,551
Series 2016-4616, Class HP,
3.000%, 09/15/2046	70,748	64,185
Series 2016-4619, Class GP,
3.000%, 10/15/2046	375,729	336,401
Series 2016-4619, Class MC,
2.500%, 05/15/2043	96,967	94,558
Series 2016-4621, Class DA,
3.000%, 12/15/2045	108,163	102,432
Series 2016-4624, Class BA,
2.000%, 04/15/2036	187,433	172,837
Series 2017-4670, Class TY,
3.000%, 03/15/2047	222,000	181,223

	Principal	Value
Security Description	Amount	(Note 2)
Series 2017-4734, Class WA,
5.728%, 01/15/2041(a)	$232,758	$244,115
Series 2018-4760, Class P,
3.000%, 02/15/2044	142,033	140,234
Series 2018-4792, Class BD,
3.500%, 02/15/2048	89,322	82,559
Series 2018-4813, Class CJ,
3.000%, 08/15/2048	173,554	153,006
Series 2018-4819, Class CB,
4.000%, 08/15/2048	855,492	813,508
Series 2018-4824, Class KQ,
4.000%, 06/15/2046	90,140	89,569
Series 2018-4825, Class B,
4.000%, 07/15/2044	23,384	23,335
Series 2018-4827, Class LA,
3.500%, 08/15/2044	93,651	93,081
Series 2018-4839, Class AE,
4.000%, 04/15/2051	114,543	111,705
Series 2019-4879, Class BC,
3.000%, 04/15/2049	125,441	112,985
Series 2019-4888, Class NW,
3.000%, 05/15/2049	174,400	131,032
Series 2019-4911, Class HG,
2.250%, 04/15/2049	17,509	14,890
Series 2019-4919, Class JL,
2.500%, 09/25/2049	490,716	418,945
Series 2019-4926, Class BP,
3.000%, 10/25/2049	273,093	239,542
Series 2019-4932, Class CB,
3.500%, 03/25/2049	282,885	272,710
Series 2020-4961, Class JB,
2.500%, 12/15/2042	65,815	60,787
Series 2020-4988, Class AK,
1.000%, 07/25/2050	130,968	104,675
Series 2020-4989, Class FA,
30D US SOFR + 0.464%, 08/15/2040(a)	32,318	31,917
Series 2020-4989, Class FB,
30D US SOFR + 0.464%, 10/15/2040(a)	29,994	29,603
Series 2020-5002, Class TJ,
2.000%, 07/25/2050	129,137	108,276
Series 2020-5005, Class DY,
1.500%, 08/25/2050	142,756	60,561
Series 2020-5036, Class NL,
2.500%, 11/25/2050	111,000	63,668
Series 2020-5058, Class LW,
1.250%, 01/25/2051	48,315	22,597
	Principal	Value
Security Description	Amount	(Note 2)
Series 2021-5080, Class CA,
2.000%, 02/25/2051	$30,270	$16,458
Series 2021-5083, Class MA,
2.000%, 03/25/2051	231,266	133,239
Series 2021-5085, Class HA,
1.500%, 03/25/2051	235,175	126,070
Series 2021-5094, Class Z,
2.000%, 07/25/2050	215,719	148,973
Series 2021-5116, Class HJ,
2.000%, 06/25/2051	31,738	16,833
Series 2022-5206, Class ZY,
3.500%, 03/25/2052	151,981	115,791
Series 2022-5271, Class A,
5.500%, 10/25/2047	318,993	321,987
Series 2024-5407, Class LB,
6.000%, 05/25/2054	9,033,173	9,392,421
		29,249,711
Freddie Mac Strips
Series 2016-349, Class 300,
3.000%, 05/15/2046	97,484	92,083

Freddie Mac Structured Pass-Through Certificates
Series 2002-41, Class 3A,
4.429%, 07/25/2032(a)	12,683	11,715

Ginnie Mae
Series 2003-40, Class PZ,
5.500%, 05/16/2033	339,042	338,213
Series 2003-52, Class AP,
–%, 06/16/2033(c)	12,612	11,245
Series 2004-1, Class TE,
5.000%, 06/20/2033	39,778	39,722
Series 2004-87, Class BC,
4.500%, 10/20/2034	4,971	4,959
Series 2005-13, Class BG,
5.000%, 02/20/2035	61,151	61,560
Series 2005-20, Class GZ,
5.000%, 02/16/2035	167,945	167,975
Series 2005-51, Class DC,
5.000%, 07/20/2035	3,258	3,282
Series 2005-73, Class PH,
5.000%, 09/20/2035	110,030	109,880
Series 2006-17, Class NZ,
6.000%, 04/20/2036	197,205	199,598
Series 2006-20, Class QB,
6.000%, 04/20/2036	184,790	185,495
Series 2006-38, Class ZK,
6.500%, 08/20/2036	133,195	132,830

	Principal	Value
Security Description	Amount	(Note 2)
Series 2007-57, Class Z,
5.500%, 10/20/2037	$218,541	$221,861
Series 2008-38, Class PL,
5.500%, 05/20/2038	14,408	14,757
Series 2008-50, Class KB,
6.000%, 06/20/2038	105,695	108,645
Series 2008-55, Class PL,
5.500%, 06/20/2038	15,848	15,863
Series 2008-60, Class JP,
5.500%, 07/20/2038	45,566	45,650
Series 2008-7, Class PB,
5.000%, 02/20/2038	139,847	139,421
Series 2008-7, Class PQ,
5.000%, 02/20/2038	4,791	4,777
Series 2009-15, Class FM,
1M CME TERM SOFR + 1.154%, 03/20/2039(a)	35,422	35,432
Series 2009-45, Class ZB,
6.000%, 06/20/2039	394,736	418,759
Series 2009-47, Class LT,
5.000%, 06/20/2039	67,848	67,743
Series 2009-61, Class AP,
4.000%, 08/20/2039	33,117	32,557
Series 2009-94, Class FA,
1M CME TERM SOFR + 0.814%, 10/16/2039(a)	18,330	18,368
Series 2010-29, Class AD,
3.500%, 10/20/2039	81,711	79,708
Series 2010-H20, Class AF,
1M CME TERM SOFR + 0.444%, 10/20/2060(a)	13,230	13,206
Series 2010-H27, Class FA,
1M CME TERM SOFR + 0.494%, 12/20/2060(a)	100,487	100,366
Series 2011-100, Class MY,
4.000%, 07/20/2041	21,573	21,258
Series 2011-141, Class GH,
3.000%, 10/16/2041	56,490	44,658
Series 2011-150, Class DW,
3.000%, 07/16/2041	136,884	122,975
Series 2011-71, Class ZC,
5.500%, 07/16/2034	40,869	41,244
Series 2011-H11, Class FB,
1M CME TERM SOFR + 0.614%, 04/20/2061(a)	13,841	13,849
Series 2012-108, Class PB,
2.750%, 09/16/2042	38,000	30,198
Series 2012-108, Class CB,
2.500%, 09/20/2042	17,000	13,824
Series 2012-116, Class BY,
3.000%, 09/16/2042	10,000	8,131
	Principal	Value
Security Description	Amount	(Note 2)
Series 2012-124, Class LD,
2.000%, 10/20/2042	$134,335	$103,727
Series 2012-32, Class PE,
3.500%, 03/16/2042	144,000	132,230
Series 2012-40, Class PW,
4.000%, 01/20/2042	106,845	105,252
Series 2012-61, Class MY,
3.000%, 05/16/2042	25,000	21,423
Series 2012-65, Class LM,
3.000%, 05/20/2042	115,974	108,089
Series 2012-77, Class MU,
2.500%, 06/20/2042	156,704	135,942
Series 2012-84, Class QH,
2.500%, 07/16/2042	123,617	112,421
Series 2012-97, Class BP,
2.500%, 08/20/2042	146,000	114,722
Series 2012-H14, Class FK,
1M CME TERM SOFR + 0.694%, 07/20/2062(a)	14,632	14,646
Series 2012-H20, Class PT,
4.946%, 07/20/2062(a)	94,677	94,736
Series 2012-H30, Class GA,
1M CME TERM SOFR + 0.464%, 12/20/2062(a)	69,091	69,020
Series 2013-117, Class ED,
4.000%, 08/20/2043	151,000	142,144
Series 2013-149, Class BP,
3.500%, 10/20/2043	24,000	20,920
Series 2013-150, Class PY,
3.500%, 10/16/2043	120,000	113,553
Series 2013-152, Class HL,
4.000%, 06/20/2043	100,000	92,758
Series 2013-22, Class GB,
2.500%, 08/20/2042	78,152	71,506
Series 2013-41, Class MY,
3.000%, 03/20/2043	17,458	15,928
Series 2013-44, Class CE,
2.500%, 03/16/2043	286,782	228,013
Series 2013-58, Class C,
2.500%, 04/20/2043	161,384	137,919
Series 2013-9, Class KY,
3.000%, 01/20/2043	25,000	22,531
Series 2013-H22, Class FB,
1M CME TERM SOFR + 0.814%, 08/20/2063(a)	92,019	92,332
Series 2014-129, Class KJ,
3.000%, 07/16/2039	100,000	90,087
Series 2014-21, Class PB,
4.000%, 02/16/2044	22,000	19,812
Series 2014-32, Class DA,
3.500%, 02/20/2044	163,826	140,727

	Principal	Value
Security Description	Amount	(Note 2)
Series 2014-72, Class ML,
3.500%, 03/20/2044	$257,280	$239,063
Series 2014-98, Class ZP,
3.000%, 07/16/2044	243,319	190,564
Series 2014-H19, Class HA,
3.000%, 09/20/2064	276,524	267,814
Series 2014-H25, Class FB,
1M CME TERM SOFR + 0.594%, 12/20/2064(a)	80,313	80,332
Series 2015-159, Class XO,
–%, 12/20/2043(c)	2,202,733	1,358,535
Series 2015-27, Class GA,
3.955%, 12/20/2044(a)	48,304	51,734
Series 2015-31, Class B,
3.000%, 02/20/2045	200,000	181,392
Series 2015-H29, Class FA,
1M CME TERM SOFR + 0.814%, 10/20/2065(a)	457	458
Series 2016-163, Class B,
3.000%, 10/20/2046	40,000	29,979
Series 2016-46, Class Z,
3.000%, 04/20/2046	33,067	23,686
Series 2016-66, Class AB,
6.427%, 08/20/2034(a)	599,877	627,317
Series 2016-H08, Class FT,
1M CME TERM SOFR + 0.834%, 02/20/2066(a)	17,556	17,604
Series 2016-H22, Class FA,
1M CME TERM SOFR + 0.88448%, 10/20/2066(a)	268,751	269,365
Series 2016-H24, Class FG,
1M CME TERM SOFR + 0.864%, 10/20/2066(a)	199,501	199,928
Series 2017-107, Class T,
3.000%, 01/20/2047	57,995	57,618
Series 2017-11, Class PZ,
4.000%, 01/20/2047	281,767	222,834
Series 2017-134, Class CG,
2.500%, 09/20/2047	160,000	137,014
Series 2017-H14, Class FD,
1M CME TERM SOFR + 0.584%, 06/20/2067(a)	16,151	16,153
Series 2018-1, Class QJ,
3.000%, 01/20/2048	137,000	91,282
Series 2018-115, Class CA,
3.500%, 08/20/2048	106,306	98,976
Series 2018-14, Class P,
2.250%, 08/20/2046	594,198	534,721
	Principal	Value
Security Description	Amount	(Note 2)
Series 2018-H07, Class FE,
1M CME TERM SOFR + 0.464%, 02/20/2068(a)	$4,178	$4,170
Series 2019-108, Class NJ,
3.500%, 08/20/2049	109,871	99,441
Series 2019-119, Class JE,
3.000%, 09/20/2049	62,595	56,116
Series 2019-145, Class PA,
3.500%, 08/20/2049	190,887	183,637
Series 2019-153, Class JZ,
3.000%, 12/20/2049	209,494	186,760
Series 2019-158, Class LA,
3.500%, 04/20/2049	266,125	258,709
Series 2019-20, Class AB,
3.250%, 02/20/2049	188,871	179,078
Series 2019-61, Class KU,
3.500%, 05/20/2049	429,115	387,839
Series 2019-85, Class KG,
3.000%, 06/20/2043	110,768	107,054
Series 2020-116, Class CA,
1.000%, 08/20/2050	330,943	146,054
Series 2020-122, Class MA,
1.000%, 08/20/2050	253,959	112,337
Series 2020-149, Class WB,
1.000%, 10/20/2050	54,095	22,970
Series 2020-15, Class JH,
2.500%, 02/20/2050	236,242	201,989
Series 2020-160, Class KU,
1.500%, 10/20/2050	249,998	123,198
Series 2020-183, Class HY,
1.000%, 12/20/2050	146,000	57,819
Series 2020-183, Class HM,
1.000%, 12/20/2050	330,000	168,384
Series 2020-183, Class BK,
1.250%, 12/20/2050	231,648	111,087
Series 2020-67, Class UA,
2.000%, 05/20/2050	126,605	71,419
Series 2020-98, Class CE,
3.000%, 07/20/2050	10,497	9,483
Series 2020-H04, Class FP,
1M CME TERM SOFR + 0.614%, 06/20/2069(a)	35,120	35,128
Series 2020-H13, Class FC,
1M CME TERM SOFR + 0.564%, 07/20/2070(a)	325,607	321,658
Series 2020-H20, Class FA,
1M CME TERM SOFR + 0.464%, 04/20/2070(a)	158,283	156,218
Series 2021-225, Class EU,
2.000%, 12/20/2051	38,941	22,260

	Principal	Value
Security Description	Amount	(Note 2)
Series 2021-7, Class TU,
1.000%, 01/16/2051	$190,000	$97,179
Series 2021-76, Class ND,
1.250%, 08/20/2050	2,249	1,761
Series 2021-97, Class JT,
2.000%, 06/20/2051	108,851	54,535
Series 2021-H08, Class AF,
30D US SOFR + 0.30%, 01/20/2068(a)	617,271	615,019
Series 2021-H19, Class FM,
30D US SOFR + 0.82%, 12/20/2071(a)	181,791	181,797
Series 2022-24, Class BC,
4.000%, 02/20/2052	166,297	157,806
Series 2022-36, Class UP,
2.000%, 11/20/2051	100,000	60,064
Series 2023-113, Class JD,
6.000%, 08/20/2053	175,000	182,350
Series 2023-13, Class CA,
2.500%, 12/20/2051	937,136	834,363
Series 2023-149, Class B,
6.000%, 01/20/2050	511,787	514,413
Series 2023-170, Class HC,
6.000%, 11/20/2041	1,011,259	1,020,208
Series 2023-173, Class DX,
6.000%, 11/20/2053	780,000	813,953
Series 2023-19, Class GZ,
5.000%, 02/20/2053	589,592	531,450
Series 2023-19, Class WB,
5.647%, 11/20/2051(a)	98,849	102,497
Series 2023-81, Class AL,
4.500%, 08/20/2040	275,000	272,570
Series 2024-20, Class PL,
7.500%, 02/20/2054	237,000	266,849
Series 2024-22, Class EL,
3.000%, 02/20/2054	120,000	89,625
Series 2024-57, Class JL,
1.000%, 05/20/2051	105,000	53,100
Series 2024-77, Class PA,
7.500%, 11/20/2052	161,233	168,949
Series 2024-97, Class PA,
7.500%, 02/20/2054	216,265	228,657
Series 2025-63, Class KC,
30D US SOFR + 3.20%, 04/20/2055(a)	369,633	369,743
		19,404,512

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $89,461,462)		91,241,877
	Principal	Value
Security Description	Amount	(Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.51%)

Fannie Mae-Aces
Series 2016-M11, Class AL,
2.944%, 07/25/2039	$95,170	$87,488
Series 2018-M15, Class 1A2,
3.700%, 01/25/2036	400,000	380,228
Series 2019-M16, Class X,
1.291%, 07/25/2031(a)	4,839,084	191,843
Series 2019-M23, Class X3,
0.426%, 10/25/2031(a)(b)	36,769,833	611,335
Series 2019-M26, Class X1,
0.705%, 03/25/2030(a)(b)	9,899,717	165,192
Series 2019-M32, Class X2,
1.243%, 10/25/2029(a)(b)	4,793,178	143,566
Series 2020-M10, Class X2,
1.844%, 12/25/2030(a)(b)	10,176,296	560,602
Series 2020-M12, Class IO,
1.406%, 07/25/2029(a)(b)	2,321,389	82,447
Series 2020-M13, Class X1,
1.244%, 06/25/2031(a)(b)	4,431,393	152,516
Series 2020-M15, Class X1,
1.563%, 09/25/2031(a)(b)	6,413,928	389,527
Series 2020-M19, Class X2,
0.317%, 12/25/2032(a)(b)	21,320,867	295,558
Series 2020-M30, Class X,
1.006%, 07/25/2031(a)(b)	6,262,770	220,985
Series 2021-M21, Class X,
0.795%, 03/25/2028(a)(b)	45,768,399	439,143
Series 2021-M3, Class X1,
2.011%, 11/25/2033(a)(b)	3,602,657	232,673
Series 2021-M8, Class X,
0.319%, 11/25/2035(a)(b)	9,410,158	140,478
		4,093,581
Freddie Mac Multiclass Certificates Series 2020-P003
Series 2020-P003, Class A3,
1.956%, 09/25/2046	1,400,000	1,077,638

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2017-KW03, Class X1,
0.907%, 06/25/2027(a)(b)	34,946,485	356,171
Series 2017-Q006, Class A2,
3.404%, 04/25/2028(a)	1,995,226	1,943,148
Series 2018-Q007, Class APT2,
6.454%, 10/25/2047(a)	591,183	589,628

	Principal	Value
Security Description	Amount	(Note 2)
Series 2019-K094, Class X1,
1.009%, 06/25/2029(a)(b)	$1,946,667	$54,943
Series 2019-Q010, Class APT3,
4.236%, 02/25/2027(a)	790,619	782,403
Series 2020-KG04, Class X1,
0.932%, 11/25/2030(a)(b)	4,923,976	173,230
Series 2020-Q014, Class X,
2.773%, 10/25/2055(a)(b)	4,309,859	627,247
Series 2023-KJ45, Class A2,
4.660%, 01/25/2031	600,000	609,928
		5,136,698

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $10,311,372)		10,307,917

	Principal	Value
Security Description	Amount	(Note 2)
MORTGAGE-BACKED SECURITIES (12.21%)

Fannie Mae Pool
Series 2004-,
6.000%, 08/01/2034	24,527	25,425
Series 2006-,
5.500%, 01/01/2037	182,645	186,998
Series 2007-,
5.500%, 08/01/2037	358,268	364,636
Series 2007-943003,
5.500%, 08/01/2047	30,549	30,971
Series 2008-,
6.340%, 08/01/2038	1,194,009	1,190,255
Series 2009-,
5.000%, 12/01/2039	349,943	352,449
5.450%, 11/01/2037	140,960	141,727
5.500%, 02/01/2037	280,187	286,634
Series 2010-,
6.500%, 08/01/2028	497,567	496,028
Series 2012-AM1671,
2.100%, 12/01/2027	94,843	92,701
Series 2013-,
2.500%, 03/01/2033	278,962	264,885
3.000%, 01/01/2043	358,403	325,348
3.500%, 07/01/2043	375,589	352,489
Series 2015-,
2.830%, 04/01/2030	218,689	208,141
3.410%, 01/01/2032	141,483	135,626
3.500%, 06/01/2030	163,965	161,584
3.600%, 02/01/2040	573,554	540,879
5.543%, 03/01/2038	525,935	547,081
Series 2016-,
3.100%, 03/01/2033	186,488	172,933
4.500%, 01/01/2039	189,749	188,499
	Principal	Value
Security Description	Amount	(Note 2)
Series 2017-,
2.000%, 07/01/2032	$174,131	$164,177
2.500%, 01/01/2047	165,325	140,824
3.000%, 10/01/2027	1,324,076	1,299,107
3.210%, 11/01/2032	60,000	55,032
3.260%, 08/01/2029	143,214	139,353
3.630%, 01/01/2037	675,062	607,234
5.900%, 05/01/2048	600,709	625,026
7.000%, 02/01/2030	359,549	369,867
Series 2017-AN6670,
3.210%, 09/01/2027	27,540	27,034
Series 2017-AN7060,
2.930%, 10/01/2027	195,000	190,287
Series 2018-,
3.000%, 01/01/2048	259,508	232,065
3.000%, 04/01/2048	302,872	263,326
3.485%, 04/01/2028	750,000	740,957
3.545%, 04/01/2028	482,860	477,705
4.000%, 11/01/2040	409,177	399,797
4.500%, 07/01/2040	96,110	94,985
4.500%, 09/01/2040	205,727	200,144
4.500%, 02/01/2041	460,312	454,927
5.500%, 12/01/2048	79,653	81,759
Series 2018-387770,
3.625%, 07/01/2028	115,000	114,008
Series 2018-387983,
3.630%, 08/01/2028	198,696	194,948
Series 2018-AN8272,
3.170%, 02/01/2028	200,000	196,495
Series 2019-,
3.340%, 05/01/2031	231,539	222,661
3.800%, 01/01/2029	102,439	101,328
4.000%, 08/01/2048	119,228	113,842
Series 2020-,
2.010%, 04/01/2030	186,372	170,511
Series 2021-,
1.270%, 12/01/2029	184,176	163,740
2.000%, 09/01/2051	1,000,252	807,324
2.500%, 09/01/2051	2,009,604	1,678,632
6.000%, 01/01/2039	238,401	245,145
Series 2022-,
3.010%, 04/01/2032	104,606	97,467
3.680%, 04/01/2032	310,000	295,962
3.890%, 07/01/2032	200,000	193,092
Series 2023-,
3.500%, 04/01/2044	317,498	295,982
4.070%, 07/01/2033	120,000	117,388
4.490%, 06/01/2028	40,000	40,542
4.520%, 07/01/2033	220,000	221,815
4.610%, 11/01/2030	176,707	180,100
4.670%, 07/01/2030	185,000	188,694
4.775%, 03/01/2035	348,843	352,246
4.790%, 03/01/2028	200,000	203,379
4.920%, 08/01/2028	200,000	202,264

	Principal	Value
Security Description	Amount	(Note 2)
4.980%, 08/01/2028	$197,690	$200,449
5.130%, 10/01/2028	40,000	41,271
5.320%, 02/01/2033	250,000	260,089
5.350%, 07/01/2033	1,456,000	1,482,901
5.470%, 11/01/2033	1,961,591	2,037,707
5.555%, 01/01/2030	1,000,000	1,036,817
5.620%, 01/01/2032	494,648	519,037
6.000%, 10/01/2028	3,295,000	3,472,570
6.220%, 06/01/2032	2,100,000	2,226,401
6.500%, 06/01/2053	1,207,162	1,258,804
6.500%, 07/01/2053	5,702,148	5,939,694
6.500%, 08/01/2053	1,863,517	1,939,615
6.500%, 10/01/2053	128,651	133,800
7.000%, 04/01/2053	506,093	525,738
7.500%, 01/01/2054	2,957,590	3,256,537
Series 2024-,
5.340%, 07/01/2029	4,500,000	4,635,943
5.790%, 01/01/2029	750,000	775,013
5.810%, 06/01/2031	6,606,000	6,893,458
5.810%, 03/01/2034	1,574,000	1,657,663
6.000%, 06/01/2054	1,348,693	1,386,822
6.000%, 07/01/2054	1,705,152	1,747,203
6.470%, 01/01/2034	1,170,000	1,218,954
6.500%, 01/01/2054	1,345,675	1,400,956
7.000%, 02/01/2054	2,590,008	2,753,325
7.000%, 05/01/2054	1,369,164	1,441,520
7.500%, 12/01/2053	258,777	278,863
7.500%, 01/01/2054	213,886	225,316
7.500%, 03/01/2054	271,478	286,314
Series 2025-,
1.500%, 02/01/2051	18,062,858	13,324,257
6.000%, 04/01/2040	4,201,385	4,342,007
		85,725,504
Freddie Mac Gold Pool
Series 2004-,
5.500%, 07/01/2034	69,064	70,205
Series 2005-,
5.500%, 11/01/2035	91,941	95,232
Series 2006-,
6.500%, 12/01/2034	202,105	207,953
Series 2013-,
3.000%, 04/01/2043	1,307,951	1,167,812
Series 2015-,
4.500%, 06/01/2034	432,898	439,192
Series 2024-,
2.500%, 02/01/2047	1,820,569	1,557,422
		3,537,816
Freddie Mac Non Gold Pool
Series 2016-,
5Y US TI + 1.24%, 06/01/2045(a)	387,786	380,354
	Principal	Value
Security Description	Amount	(Note 2)
Freddie Mac Pool
Series 2018-,
3.000%, 06/01/2043	$306,279	$274,281
3.500%, 03/01/2043	302,610	284,191
4.500%, 01/01/2036	16,170	16,125
5.500%, 07/01/2033	100,128	101,177
Series 2019-,
3.000%, 10/01/2049	231,493	199,822
Series 2020-,
1.500%, 12/01/2045	3,649,179	2,814,533
2.000%, 06/01/2050	657,386	510,795
Series 2021-,
1.000%, 11/01/2036	139,694	122,503
1.500%, 10/01/2036	3,955,561	3,510,185
Series 2022-,
3.000%, 12/01/2051	312,424	267,104
3.500%, 07/01/2037	399,245	356,902
3.750%, 06/01/2037	339,112	308,857
5.500%, 09/01/2052	679,387	691,147
6.000%, 06/01/2052	238,729	246,297
6.500%, 12/01/2038	309,763	319,297
Series 2023-,
4.350%, 01/01/2033	1,000,000	991,784
4.450%, 04/01/2030	1,000,000	1,004,333
5.100%, 06/01/2028	1,150,000	1,166,435
6.500%, 04/01/2053	989,822	1,030,782
6.500%, 07/01/2053	816,538	849,632
6.500%, 08/01/2053	4,204,813	4,382,948
6.500%, 11/01/2053	79,657	82,828
7.000%, 12/01/2053	424,344	449,617
Series 2024-,
5.030%, 02/01/2029	5,000,000	5,075,426
6.500%, 01/01/2054	3,868,706	4,030,095
6.500%, 02/01/2054	1,610,158	1,679,444
6.500%, 04/01/2054	1,584,706	1,649,293
7.000%, 08/01/2054	1,275,700	1,325,152
		33,740,985
Ginnie Mae I Pool
Series 2011-,
4.500%, 03/15/2041	593,146	583,844
Series 2013-,
3.500%, 02/15/2043	550,393	511,833
3.500%, 06/15/2043	116,670	108,921
Series 2015-,
3.000%, 07/15/2045	613,114	547,654
		1,752,252
Ginnie Mae II Pool
Series 2011-,
4.000%, 10/20/2041	341,578	320,874
Series 2012-,
3.150%, 12/20/2042	262,245	234,814
3.500%, 04/20/2042	125,809	115,242
3.500%, 05/20/2042	132,764	121,162

	Principal	Value
Security Description	Amount	(Note 2)
3.500%, 11/20/2042	$157,801	$144,449
4.500%, 03/20/2042	906,074	910,758
Series 2013-,
2.500%, 02/20/2043	3,118,238	2,663,486
3.000%, 01/20/2043	629,206	573,328
3.000%, 03/20/2043	411,038	375,802
Series 2015-,
3.000%, 01/20/2040	560,044	497,957
4.700%, 02/20/2065(a)	169,268	169,610
Series 2016-,
3.000%, 07/20/2046	381,867	338,497
3.750%, 09/20/2046	115,407	107,301
3.750%, 10/20/2046	126,475	117,671
Series 2017-,
3.000%, 11/20/2047	688,031	609,864
3.750%, 07/20/2047	2,526,106	2,289,145
4.000%, 09/20/2047	324,964	303,440
Series 2018-,
3.500%, 04/20/2048	345,439	318,056
4.500%, 02/20/2048	657,220	637,579
4.500%, 05/20/2048	761,145	731,873
4.500%, 09/20/2048	41,922	40,892
Series 2019-,
4.500%, 11/20/2049	823,604	793,911
5.000%, 07/20/2049	672,257	668,536
6.000%, 05/20/2049	108,497	112,756
Series 2020-,
3.000%, 01/20/2050	2,670,583	2,330,967
3.000%, 03/20/2050	1,800,912	1,575,143
3.500%, 12/20/2049	860,037	765,447
6.500%, 05/20/2039	187,131	198,858
Series 2021-,
2.000%, 03/20/2051	601,484	485,621
2.000%, 09/20/2051	2,814,910	2,272,628
2.500%, 09/20/2036	473,377	433,601
2.500%, 02/20/2051	2,817,307	2,358,757
2.500%, 09/20/2051	3,323,716	2,787,790
2.500%, 12/20/2051	308,718	261,134
3.000%, 08/20/2051	28,766	25,818
3.500%, 02/20/2051	486,453	448,543
3.500%, 03/20/2051	532,896	485,439
6.500%, 11/20/2036	163,532	172,058
6.500%, 09/20/2051	290,058	308,029
Series 2022-,
3.000%, 12/20/2044	7,702	6,808
3.000%, 06/20/2051	1,249,987	1,095,479
3.500%, 01/20/2052	108,000	96,855
4.000%, 12/20/2051	319,423	292,999
5.000%, 11/20/2052	255,135	253,092
5.500%, 07/20/2035	163,978	166,613
5.500%, 12/20/2052	4,534,823	4,472,910
5.500%, 08/20/2062	5,531,181	5,528,004
6.000%, 12/20/2037	101,434	105,868
7.000%, 11/20/2052	267,017	277,358
	Principal	Value
Security Description	Amount	(Note 2)
Series 2023-,
5.500%, 08/20/2053	$130,935	$132,369
6.000%, 09/20/2053	2,016,985	2,084,228
6.500%, 09/20/2053	754,155	788,351
6.500%, 10/20/2053	38,565	40,072
6.500%, 11/20/2053	1,689,054	1,760,271
7.000%, 11/20/2053	29,256	30,150
7.500%, 10/20/2063	225,348	232,758
8.000%, 12/20/2063	1,009,592	1,060,284
Series 2024-,
3.000%, 10/20/2050	4,366,912	3,830,288
6.000%, 01/20/2054	316,586	328,815
6.000%, 02/20/2054	4,080,657	4,228,534
6.000%, 06/20/2054	2,932,363	3,029,148
6.000%, 11/20/2064	11,979,924	12,194,411
6.500%, 01/20/2054	7,668,087	7,994,006
6.500%, 08/20/2054	2,810,503	2,892,935
6.500%, 04/20/2064	634,029	650,964
6.500%, 05/20/2064	2,968,554	3,047,839
6.500%, 09/20/2064	1,529,952	1,568,193
6.500%, 10/20/2064	2,984,724	3,064,445
6.500%, 12/20/2064	2,273,548	2,334,274
7.000%, 04/20/2054	1,328,127	1,373,003
7.000%, 12/20/2063	410,948	422,905
8.000%, 12/20/2053	555,263	579,275
8.000%, 08/20/2054	3,199,692	3,387,635
8.000%, 09/20/2054	815,376	867,968
8.000%, 10/20/2059	122,603	127,573
8.000%, 12/20/2063	1,257,663	1,308,651
8.500%, 06/20/2054	903,382	988,804
Series 2025-,
6.500%, 06/20/2055	1,160,564	1,205,371
6.500%, 10/20/2064	812,764	834,467
6.500%, 12/20/2064	1,262,576	1,296,290
6.500%, 01/20/2065	16,973,081	17,426,318
		121,513,417

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $243,722,287)		246,650,328

	Principal	Value
CORPORATE BONDS (39.90%)

Aerospace & Defense (5.22%)
Boeing Co.
2.20%, 02/04/2026	5,450,000	5,398,477
6.53%, 05/01/2034	9,854,000	10,797,742
7.01%, 05/01/2064	18,036,000	20,002,504
General Dynamics Corp.
4.95%, 08/15/2035	4,850,000	4,903,448
General Electric Co.
4.90%, 01/29/2036	4,820,000	4,843,431
L3Harris Technologies, Inc.
5.35%, 06/01/2034	13,906,000	14,258,019
Lockheed Martin Corp.
5.00%, 08/15/2035	10,181,000	10,249,690

	Principal	Value
Security Description	Amount	(Note 2)
Northrop Grumman Corp.
5.25%, 07/15/2035	$14,800,000	$15,140,210
RTX Corp.
6.10%, 03/15/2034	18,458,000	20,046,055
Total Aerospace & Defense		105,639,576

Airlines (0.92%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(d)	3,019,011	3,037,647
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029(d)	7,093,000	7,108,810
5.31%, 10/20/2031(d)	5,907,000	5,919,042
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(d)	348,391	340,825
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	2,152,551	2,205,278
Total Airlines		18,611,602

Apparel & Textile Products (0.22%)
VF Corp.
2.95%, 04/23/2030	5,200,000	4,540,383

Auto Parts Manufacturing (0.13%)
Goodyear Tire & Rubber Co.
6.63%, 07/15/2030	2,676,000	2,724,486

Automobiles Manufacturing (2.27%)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	3,870,000	3,857,492
6.50%, 02/07/2035	20,885,000	21,060,022
6.80%, 05/12/2028	5,700,000	5,921,248
General Motors Co.
5.63%, 04/15/2030	1,800,000	1,859,803
6.25%, 04/15/2035	9,700,000	10,059,717
Hyundai Capital America
5.45%, 06/24/2026(d)	2,942,000	2,965,339
Total Automobiles Manufacturing		45,723,621

Banks (3.59%)
AIB Group PLC
1D US SOFR + 1.65%, 05/15/2031(a)(d)	4,835,000	4,966,835
Capital One NA
USISOA05 + 1.73%, 08/09/2028(a)	5,550,000	5,680,581
Cooperatieve Rabobank UA
3.75%, 07/21/2026	2,750,000	2,732,875
	Principal	Value
Security Description	Amount	(Note 2)
Danske Bank A/S
1Y US TI + 0.95%, 03/01/2028(a)(d)	$3,838,000	$3,903,908
1Y US TI + 1.35%, 09/11/2026(a)(d)	3,325,000	3,322,735
1Y US TI + 1.40%, 03/01/2030(a)(d)	3,370,000	3,518,412
First Citizens BancShares, Inc.
1D US SOFR + 1.41%, 03/12/2031(a)	2,108,000	2,138,950
5Y US TI + 1.97%, 03/12/2040(a)	10,850,000	10,923,053
Goldman Sachs Bank USA
1D US SOFR + 0.777%, 03/18/2027(a)	2,143,000	2,153,039
Regions Financial Corp.
1D US SOFR + 2.06%, 09/06/2035(a)	4,670,000	4,742,590
Synovus Financial Corp.
1D US SOFR + 2.347%, 11/01/2030(a)	9,450,000	9,833,491
Wells Fargo & Co.
1D US SOFR + 1.74%, 04/23/2036(a)	10,750,000	11,165,425
1D US SOFR + 2.02%, 04/24/2034(a)	7,300,000	7,514,745
Total Banks		72,596,639

Biotechnology (0.73%)
Amgen, Inc.
5.25%, 03/02/2033	9,200,000	9,447,710
5.51%, 03/02/2026	5,200,000	5,200,559
Total Biotechnology		14,648,269

Cable & Satellite (0.43%)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028(d)	4,461,000	4,427,456
Sirius XM Radio LLC
5.00%, 08/01/2027(d)	4,306,000	4,289,256
Total Cable & Satellite		8,716,712

Casinos & Gaming (0.20%)
Station Casinos LLC
4.50%, 02/15/2028(d)	4,154,000	4,097,030

Chemicals (0.36%)
Ecolab, Inc.
5.00%, 09/01/2035	2,324,000	2,341,483
EIDP, Inc.
5.13%, 05/15/2032	4,726,000	4,852,410
Total Chemicals		7,193,893

	Principal	Value
Security Description	Amount	(Note 2)
Communications Equipment (0.51%)
Motorola Solutions, Inc.
5.55%, 08/15/2035	$9,950,000	$10,265,699

Consumer Finance (0.75%)
American Express Co.
1D US SOFR + 0.81%, 07/20/2029(a)	1,581,000	1,589,421
1D US SOFR + 1.42%, 07/26/2035(a)	1,838,000	1,877,656
1D US SOFR + 1.79%, 04/25/2036(a)	1,050,000	1,097,599
SOFRINDX + 1.32%, 01/30/2036(a)(e)	3,345,000	3,439,770
Boost Newco Borrower LLC
7.50%, 01/15/2031(d)	3,550,000	3,768,549
Fidelity National Information Services, Inc.
3.10%, 03/01/2041	2,757,000	2,018,537
Synchrony Financial
3.70%, 08/04/2026	1,500,000	1,489,563
Total Consumer Finance		15,281,095

Consumer Products (0.26%)
L'Oreal SA
5.00%, 05/20/2035(d)	5,150,000	5,251,381

Consumer Services (0.25%)
Sodexo, Inc.
5.80%, 08/15/2035(d)	4,925,000	5,106,012

Diversified Banks (1.13%)
Bank of America Corp.
1D US SOFR + 1.697%, 02/12/2036(a)	3,254,000	3,335,124
1D US SOFR + 1.91%, 04/25/2034(a)	5,117,000	5,250,476
JPMorgan Chase & Co.
1D US SOFR + 0.93%, 04/22/2028(a)	2,434,000	2,486,531
1D US SOFR + 1.62%, 01/23/2035(a)	6,426,000	6,603,020
1D US SOFR + 1.635%, 07/23/2036(a)	2,249,000	2,299,618
1D US SOFR + 1.68%, 04/22/2036(a)	2,733,000	2,842,473
Total Diversified Banks		22,817,242

Entertainment Content (1.74%)
Discovery Communications LLC
4.13%, 05/15/2029	2,290,000	2,170,783
Paramount Global
4.20%, 05/19/2032	10,875,000	10,156,527
4.95%, 05/19/2050	14,550,000	11,368,424
	Principal	Value
Security Description	Amount	(Note 2)
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	$3,798,000	$3,611,081
4.28%, 03/15/2032	3,418,000	2,951,870
5.14%, 03/15/2052	7,812,000	4,871,251
Total Entertainment Content		35,129,936

Exploration & Production (1.84%)
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(d)	3,240,000	3,259,054
7.25%, 02/15/2035(d)	9,297,000	9,077,687
Occidental Petroleum Corp.
7.88%, 09/15/2031	11,775,000	13,299,052
Permian Resources Operating LLC
6.25%, 02/01/2033(d)	1,212,000	1,235,360
7.00%, 01/15/2032(d)	5,871,000	6,090,781
9.88%, 07/15/2031(d)	2,112,000	2,299,474
Viper Energy Partners LLC
5.70%, 08/01/2035	1,937,000	1,943,382
Total Exploration & Production		37,204,790

Financial Services (4.24%)
Charles Schwab Corp.
SOFRINDX + 1.05%, 03/03/2027(a)(e)	3,718,000	3,747,109
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030(d)	4,600,000	4,708,783
6.20%, 06/18/2035(d)	5,550,000	5,702,868
Goldman Sachs Group, Inc.
1D US SOFR + 1.552%, 04/25/2035(a)	1,595,000	1,682,546
1D US SOFR + 1.58%, 04/23/2031(a)	4,479,000	4,625,638
Jane Street Group / JSG Finance, Inc.
6.13%, 11/01/2032(d)	3,544,000	3,562,932
6.75%, 05/01/2033(d)	3,450,000	3,567,252
7.13%, 04/30/2031(d)	10,550,000	11,029,265
KKR & Co., Inc.
5.10%, 08/07/2035	5,767,000	5,724,430
Morgan Stanley
1D US SOFR + 1.418%, 01/18/2036(a)	2,010,000	2,079,015
1D US SOFR + 1.757%, 04/17/2036(a)	9,240,000	9,621,618
1D US SOFR + 2.05%, 11/01/2034(a)	5,593,000	6,211,139
TPG Operating Group II LP
5.38%, 01/15/2036	4,634,000	4,615,184
UBS Group AG
12/31/9999(a)(d)(f)	$6,952,000	$6,968,921
1D US SOFR + 3.92%, 08/12/2033(a)(d)	10,867,000	11,921,358
Total Financial Services		85,768,058

	Principal	Value
Security Description	Amount	(Note 2)
Food & Beverage (0.95%)
Flowers Foods, Inc.
5.75%, 03/15/2035	$1,158,000	$1,180,246
Mars, Inc.
4.80%, 03/01/2030(d)	2,100,000	2,140,762
5.20%, 03/01/2035(d)	2,600,000	2,625,728
Pilgrim's Pride Corp.
6.25%, 07/01/2033	4,850,000	5,117,439
6.88%, 05/15/2034	7,442,000	8,158,025
Total Food & Beverage		19,222,200

Health Care Facilities & Services (1.02%)
CVS Health Corp.
6.20%, 09/15/2055	3,476,000	3,423,756
HCA, Inc.
2.38%, 07/15/2031	7,600,000	6,702,245
5.45%, 09/15/2034	5,500,000	5,572,405
5.75%, 03/01/2035	4,700,000	4,837,044
Total Health Care Facilities & Services		20,535,450

Manufactured Goods (0.12%)
Chart Industries, Inc.
7.50%, 01/01/2030(d)	2,310,000	2,423,973

Medical Equipment & Devices Manufacturing (1.41%)
Alcon Finance Corp.
5.38%, 12/06/2032(d)	8,900,000	9,213,517
GE HealthCare Technologies, Inc.
5.50%, 06/15/2035	6,460,000	6,635,862
Solventum Corp.
5.45%, 03/13/2031	4,850,000	5,078,376
5.60%, 03/23/2034	7,400,000	7,688,534
Total Medical Equipment & Devices Manufacturing		28,616,289

Metals & Mining (0.29%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	5,900,000	5,903,573

Oil & Gas Services & Equipment (0.16%)
Transocean Poseidon, Ltd.
6.88%, 02/01/2027(d)	3,171,150	3,180,464

Pipeline (2.83%)
Buckeye Partners LP
4.50%, 03/01/2028(d)	4,760,000	4,688,182
6.88%, 07/01/2029(d)	5,500,000	5,703,654
Cheniere Energy Partners LP
5.55%, 10/30/2035(d)	4,650,000	4,694,932
Energy Transfer LP
7.38%, 02/01/2031(d)	5,349,000	5,596,093
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(d)	7,300,000	6,683,313
4.32%, 12/30/2039(d)	5,250,000	4,196,818
	Principal	Value
Security Description	Amount	(Note 2)
Gray Oak Pipeline LLC
2.60%, 10/15/2025(d)	$4,498,000	$4,483,981
Kinetik Holdings LP
6.63%, 12/15/2028(d)	1,837,000	1,891,085
MPLX LP
6.20%, 09/15/2055	6,250,000	6,079,660
NuStar Logistics LP
6.38%, 10/01/2030	4,238,000	4,390,661
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.88%, 01/15/2029	8,572,000	8,740,311
Total Pipeline		57,148,690

Power Generation (0.33%)
Calpine Corp.
4.50%, 02/15/2028(d)	1,044,000	1,034,642
Vistra Operations Co. LLC
5.50%, 09/01/2026(d)	5,600,000	5,595,317
Total Power Generation		6,629,959

Property & Casualty Insurance (0.46%)
Brown & Brown, Inc.
5.55%, 06/23/2035	4,550,000	4,640,241
6.25%, 06/23/2055	4,500,000	4,607,123
Total Property & Casualty Insurance		9,247,364

Publishing & Broadcasting (0.36%)
Nexstar Media, Inc.
4.75%, 11/01/2028(d)	4,650,000	4,567,436
5.63%, 07/15/2027(d)	2,725,000	2,723,749
Total Publishing & Broadcasting		7,291,185

Real Estate (0.77%)
CoStar Group, Inc.
2.80%, 07/15/2030(d)	3,416,000	3,133,958
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(d)	6,278,000	6,343,862
Iron Mountain, Inc.
5.25%, 03/15/2028(d)	603,000	601,948
VICI Properties LP
5.13%, 05/15/2032	5,389,000	5,410,076
Total Real Estate		15,489,844

Refining & Marketing (0.18%)
HF Sinclair Corp.
4.50%, 10/01/2030	2,749,000	2,687,798
5.00%, 02/01/2028	1,000,000	1,000,860
Total Refining & Marketing		3,688,658

Restaurants (0.32%)
Raising Cane's Restaurants LLC
9.38%, 05/01/2029(d)	1,050,000	1,108,130
Starbucks Corp.
5.40%, 05/15/2035	5,144,000	5,266,768

	Principal	Value
Security Description	Amount	(Note 2)
Total Restaurants		6,374,898

Retail - Consumer Staples (0.62%)
Bunge, Ltd. Finance Corp.
4.55%, 08/04/2030	$9,560,000	$9,614,779
5.15%, 08/04/2035	2,939,000	2,948,006
Total Retail - Consumer Staples		12,562,785

Semiconductors (1.09%)
Broadcom, Inc.
5.20%, 07/15/2035	3,339,000	3,370,713
Foundry JV Holdco LLC
6.10%, 01/25/2036(d)	4,700,000	4,923,014
6.30%, 01/25/2039(d)	10,250,000	10,849,649
Intel Corp.
3.05%, 08/12/2051	4,965,000	2,939,347
Total Semiconductors		22,082,723

Software & Services (1.59%)
Fair Isaac Corp.
6.00%, 05/15/2033(d)	5,335,000	5,419,923
Leidos, Inc.
5.40%, 03/15/2032	6,481,000	6,699,197
5.50%, 03/15/2035	2,033,000	2,082,010
Roper Technologies, Inc.
5.10%, 09/15/2035	2,776,000	2,770,329
Synopsys, Inc.
4.85%, 04/01/2030	4,200,000	4,285,269
5.15%, 04/01/2035	2,100,000	2,119,110
VMware LLC
2.20%, 08/15/2031	3,050,000	2,676,786
4.70%, 05/15/2030	5,860,000	5,936,856
Total Software & Services		31,989,480

Supermarkets & Pharmacies (1.44%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(d)	9,350,000	9,536,626
Kroger Co.
5.00%, 09/15/2034	19,474,000	19,420,222
Total Supermarkets & Pharmacies		28,956,848

Travel & Lodging (0.49%)
Carnival Corp.
4.00%, 08/01/2028(d)	2,134,000	2,097,231
5.75%, 08/01/2032(d)	3,305,000	3,363,664
Royal Caribbean Cruises, Ltd.
6.25%, 03/15/2032(d)	4,221,000	4,359,048
Total Travel & Lodging		9,819,943

Utilities (0.39%)
American Water Capital Corp.
5.15%, 03/01/2034	2,658,000	2,722,789
5.25%, 03/01/2035	5,049,000	5,139,611
Total Utilities		7,862,400
	Principal	Value
Security Description	Amount	(Note 2)
Wireless Telecommunications Services (0.29%)
SoftBank Corp.
5.33%, 07/09/2035(d)	$5,770,000	$5,761,828

TOTAL CORPORATE BONDS
(Cost $790,539,873)		806,104,978

GOVERNMENT BONDS (37.59%)

U.S. Treasury Bonds (37.59%)
U.S. - United States Treasury Notes
4.50%, 05/15/2027	5,862,000	5,940,771
United States Treasury Bonds
4.13%, 08/15/2044	95,573,000	86,848,231
4.25%, 05/15/2035	97,189,000	97,515,494
4.25%, 08/15/2035	14,714,000	14,745,037
4.63%, 02/15/2055	54,616,000	52,072,943
4.75%, 02/15/2045	41,533,000	40,929,474
4.75%, 05/15/2055	55,796,000	54,296,483
United States Treasury Inflation Indexed Bonds
1.63%, 10/15/2029	18,692,082	19,178,604
2.13%, 01/15/2035	64,823,804	66,645,352
United States Treasury Notes
3.50%, 09/30/2029	19,004,000	18,905,639
3.75%, 06/30/2027	28,171,000	28,220,519
3.88%, 06/30/2030	9,574,000	9,653,659
3.88%, 07/31/2030	2,364,000	2,383,392
4.00%, 05/31/2030	22,881,000	23,201,870
4.00%, 06/30/2032	9,408,000	9,457,980
4.13%, 10/31/2029	88,495,000	90,111,070
4.13%, 11/30/2029	47,135,000	48,005,893
4.25%, 01/31/2030	79,179,000	81,056,409
4.63%, 02/28/2026	9,953,000	9,980,155
Total U.S. Treasury Bonds		759,148,975

TOTAL GOVERNMENT BONDS
(Cost $754,301,380)		759,148,975

		Value
	Shares	(Note 2)
PREFERRED STOCK (2.52%)

Energy (0.08%)
Pipeline (0.08%)
Energy Transfer LP, Series B, 4.16%(a)(f)	1,712,000	$1,705,203

Total Energy		1,705,203

Financials (1.07%)
Banks (0.11%)
Bank of Hawaii., 8.000%(f)	86,678	2,305,635

		Value
	Shares	(Note 2)
Consumer Finance (0.16%)
Ally Financial, Inc., Series C, 7Y US TI + 3.481%(a)(f)	1,500,000	$1,371,659
American Express Co., 5Y US TI + 2.854%(a)(f)	1,817,000	1,775,239
		3,146,898

Diversified Banks (0.19%)
Bank of America Corp., 5Y US TI + 2.684%(a)(f)	3,500,000	3,612,028

Financial Services (0.59%)
Bank of New York Mellon Corp., Series G, 5Y US TI + 4.358%(a)(f)	3,500,000	3,501,432
Charles Schwab Corp., Series I, 5Y US TI + 3.168%(a)(f)	5,236,000	5,163,658
Goldman Sachs Group, Inc., Series X, 5Y US TI + 2.809%(a)(f)	2,159,000	2,271,775
Goldman Sachs Group, Inc., Series Y, 10Y US TI + 2.40%(a)(f)	1,170,000	1,174,902
		12,111,767

Life Insurance (0.02%)
Jackson Financial, Inc., 5Y US TI + 3.728%(a)(f)	16,545	431,825

Total Financials		21,608,153

Government (0.71%)
Government Agencies (0.71%)
CoBank ACB, Series M, 5Y US TI + 2.818%(a)(f)	3,826,000	3,929,893
Farm Credit Bank of Texas, Series 4, 5Y US TI + 5.415%(a)(d)(f)	6,560,000	6,564,756
Farm Credit Bank of Texas, 5Y US TI + 3.291%(a)(f)	2,543,000	2,653,997
Farm Credit Bank of Texas, Series 6, 5Y US TI + 3.01%(a)(f)	1,156,000	1,187,574
		14,336,220

Total Government		14,336,220

Health Care (0.22%)
Health Care Facilities & Services (0.22%)
CVS Health Corp.(a)(g)	4,200,000	4,383,154

Total Health Care		4,383,154
		Value
	Shares	(Note 2)
Utilities (0.44%)
Power Generation (0.11%)
Vistra Corp.(a)(d)(f)(g)	2,175,000	$2,221,547

Utilities (0.33%)
Entergy Corp., 5Y US TI + 2.67%(a)	1,758,000	1,835,270
National Rural Utilities Cooperative Finance Corp., 3M CME TERM SOFR + 3.172%(a)	1,796,000	1,796,349
National Rural Utilities Cooperative Finance Corp., 5Y US TI + 3.533%(a)	300,000	315,731
Sempra, 5Y US TI + 2.868%(a)	2,763,000	2,684,689

Total Utilities		8,853,586

TOTAL PREFERRED STOCK
(Cost $49,929,630)		50,886,316

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (1.38%)

Money Market Fund (1.38%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	4.20%	27,859,509	27,859,509

TOTAL SHORT TERM INVESTMENTS
(Cost $27,859,509)			27,859,509

TOTAL INVESTMENTS (99.48%)
(Cost $1,983,224,723)			$2,009,295,680

Other Assets In Excess Of Liabilities (0.52%)			10,475,180

NET ASSETS (100.00%)			$2,019,770,860

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

SOFRINDX - US SOFR Secured Overnight Financing Rate

Compounded Index

TI – Treasury Index

Reference Rates:

1M CME TERM SOFR - 1 Month CME TERM SOFR as of

August 31, 2025 was 4.27%

3M CME TERM SOFR - 3 Month CME TERM SOFR as of

August 31, 2025 was 4.17%

7Y US TI - 7 Year US Treasury Index as of August 31, 2025 was 3.92%

30D US SOFR - 30 Day SOFR as of August 31, 2025 was 4.35%

1D US SOFR - 1 Day SOFR as of August 31, 2025 was 4.34%

1M US SOFR - 1 Month SOFR as of August 31, 2025 was 4.36%

3M US SOFR - 3 Month SOFR as of August 31, 2025 was 4.36%

1Y US TI -  1 Year US TI as of August 31, 2025 was 3.83%

5Y US TI -  5 Year US TI as of August 31, 2025 was 3.68%

10Y US TI - 10 Year US TI as of August 31, 2025 was 4.23%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of August 31, 2025 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Interest only security.
(c)	Issued with zero coupon.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2025, the aggregate market value of those securities was $269,175,802, representing 13.33% of net assets.
(e)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.
(f)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	Non-Income Producing Security.

See Notes to Quarterly Statement of Investments.

Barron's 400 ETF
Schedule of Investments

As of August 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.60%)
Communication Services (4.44%)
Alphabet, Inc., Class A	2,429	$517,158
Charter Communications, Inc., Class A(a)(b)	1,131	300,371
Cinemark Holdings, Inc.(b)	15,950	411,510
Comcast Corp., Class A	11,034	374,825
EverQuote, Inc.(a)	14,066	327,035
Fox Corp.	8,106	442,182
Integral Ad Science Holding Corp.(a)(b)	44,130	396,729
Iridium Communications, Inc.	14,272	355,230
Meta Platforms, Inc., Class A	660	487,542
Netflix, Inc.(a)	419	506,257
New York Times Co., Class A	8,124	486,140
Nexstar Media Group, Inc., Class A(b)	2,285	467,351
Pinterest, Inc., Class A(a)	12,396	454,065
TEGNA, Inc.	22,526	477,551
T-Mobile US, Inc.	1,516	382,017
Verizon Communications, Inc.	9,323	412,356
Walt Disney Co.	3,997	473,165
Warner Music Group Corp., Class A	12,279	409,505
Yelp, Inc.(a)	11,606	366,982
Total Communication Services		8,047,971

Consumer Discretionary (12.24%)
ADT, Inc.	53,161	463,032
Adtalem Global Education, Inc.(a)	4,050	530,348
Airbnb, Inc., Class A(a)	3,135	409,212
Amazon.com, Inc.(a)	2,019	462,351
Booking Holdings, Inc.	87	487,117
Boyd Gaming Corp.	5,734	492,321
Brinker International, Inc.(a)	2,813	438,772
Build-A-Bear Workshop, Inc.	11,312	687,883
Burlington Stores, Inc.(a)	1,710	497,063
Carnival Corp.(a)	19,036	607,058
Chewy, Inc., Class A(a)	11,943	489,185
Chipotle Mexican Grill, Inc.(a)	7,945	334,802
Crocs, Inc.(a)(b)	3,791	330,575
Darden Restaurants, Inc.	2,120	438,713
Deckers Outdoor Corp.(a)	3,359	401,837
Dick's Sporting Goods, Inc.	2,016	429,005
Dorman Products, Inc.(a)	3,145	508,830
Dream Finders Homes, Inc.(a)(b)	16,552	459,980
Duolingo, Inc.(a)	1,340	399,132
Expedia, Inc.	2,393	514,016
Frontdoor, Inc.(a)	10,515	638,786
Gap, Inc.	19,832	436,502
Green Brick Partners, Inc.(a)	6,849	478,334
Home Depot, Inc.	1,131	460,057
Las Vegas Sands Corp.	9,138	526,623
Laureate Education, Inc.(a)	20,820	572,134
Security Description	Shares	Value
Consumer Discretionary (continued)
Mattel, Inc.(a)	20,054	$366,988
Monarch Casino & Resort, Inc.	4,714	491,812
Perdoceo Education Corp.	15,846	518,798
Pursuit Attractions and Hospitality, Inc.(a)	10,026	373,970
Ralph Lauren Corp.	1,798	533,880
Ross Stores, Inc.	3,163	465,467
Royal Caribbean Cruises, Ltd.	1,821	661,424
SharkNinja, Inc.(a)	4,407	515,443
Stride, Inc.(a)	3,259	531,836
Tapestry, Inc.	5,546	564,694
Taylor Morrison Home Corp., Class A(a)	6,770	456,095
Texas Roadhouse, Inc.	2,324	401,006
TJX Cos., Inc.	3,468	473,763
Tractor Supply Co.	7,424	458,506
Ulta Beauty, Inc.(a)	1,116	549,887
Universal Technical Institute, Inc.(a)	14,909	396,430
Valvoline, Inc.(a)	11,246	436,120
Visteon Corp.	5,005	620,420
Williams-Sonoma, Inc.	2,325	437,542
YETI Holdings, Inc.(a)	11,958	420,443
Total Consumer Discretionary		22,168,192

Consumer Staples (4.89%)
BJ's Wholesale Club Holdings, Inc.(a)	3,512	343,052
Brown-Forman Corp., Class A(b)	11,200	339,920
Cal-Maine Foods, Inc.	4,304	497,715
Casey's General Stores, Inc.	990	489,575
Coca-Cola Co.	5,674	391,449
Coca-Cola Consolidated, Inc.	3,036	355,941
Colgate-Palmolive Co.	4,355	366,125
Hershey Co.	2,340	429,975
Inter Parfums, Inc.	3,183	365,854
Kellogg Co.	4,834	384,303
Kimberly-Clark Corp.	2,843	367,145
Kroger Co.	5,988	406,226
Marzetti Company	2,177	397,520
Molson Coors Brewing Co., Class B, Class B(b)	6,642	335,355
Mondelez International, Inc., Class A	6,114	375,644
Monster Beverage Corp.(a)	7,064	440,864
National Beverage Corp.(a)	9,754	410,156
PepsiCo, Inc.	2,631	391,098
Pilgrim's Pride Corp.	7,961	353,866
Procter & Gamble Co.	2,353	369,515
Sprouts Farmers Market, Inc.(a)	2,823	396,744
Vital Farms, Inc.(a)	12,631	645,318
Total Consumer Staples		8,853,360

Energy (3.00%)
Baker Hughes Co.	9,089	412,641
Devon Energy Corp.	11,239	405,728
DHT Holdings, Inc.	37,683	441,645
Diamondback Energy, Inc.	2,585	384,545
EOG Resources, Inc.	3,223	402,295
Matador Resources Co.	7,998	402,779

Security Description	Shares	Value
Energy (continued)
ONEOK, Inc.	4,009	$306,207
Ovintiv, Inc.	9,696	408,395
Permian Resources Corp.	29,612	423,155
Schlumberger Ltd.	9,518	350,643
Targa Resources Corp.	2,025	339,714
TechnipFMC PLC	14,057	516,735
Texas Pacific Land Corp.(b)	295	275,377
Viper Energy, Inc.	9,241	368,208
Total Energy		5,438,067

Financials (22.24%)
1st Source Corp.	6,335	408,101
Acadian Asset Management, Inc.	15,837	807,212
Amalgamated Financial Corp.	13,282	383,717
Artisan Partners Asset Management, Inc., Class A(b)	9,837	460,273
Axos Financial, Inc.(a)	6,249	569,971
Bancorp, Inc.(a)	7,540	574,850
Bank OZK	9,013	472,912
Business First Bancshares, Inc.	16,147	403,836
Byline Bancorp, Inc.	15,081	435,992
Camden National Corp.(b)	9,618	393,280
City Holding Co.	3,381	434,391
Coinbase Global, Inc.(a)	2,099	639,229
Columbia Banking System, Inc.(b)	16,059	429,899
Community Trust Bancorp, Inc.	7,650	446,913
Corebridge Financial, Inc.	12,110	421,065
Cullen/Frost Bankers, Inc.	3,195	412,251
East West Bancorp, Inc.	4,443	467,137
Enova International, Inc.(a)	4,236	513,827
Enterprise Financial Services Corp.	6,964	426,475
Equity Bancshares, Inc.	9,880	400,436
Esquire Financial Holdings, Inc.(b)	5,586	547,987
Evercore, Inc., Class A	1,936	622,521
EZCORP, Inc., Class A(a)(b)	28,972	482,963
FactSet Research Systems, Inc.	902	336,735
First BanCorp	21,951	487,971
First Citizens BancShares, Inc., Class A	215	426,541
First Financial Bankshares, Inc.	11,034	410,134
First Mid Bancshares, Inc.	11,121	449,733
Goosehead Insurance, Inc., Class A	3,404	288,353
Hamilton Insurance Group, Ltd.(a)	19,824	472,604
Hamilton Lane, Inc., Class A	2,744	423,509
Hancock Whitney Corp.	7,728	486,246
HCI Group, Inc.	2,870	478,458
Home BancShares, Inc.	13,812	411,045
Independent Bank Corp.	12,825	421,814
Interactive Brokers Group, Inc.	9,139	568,811
International Bancshares Corp.	6,374	455,996
Jack Henry & Associates, Inc.	2,231	364,233
JPMorgan Chase & Co.	1,710	515,428
Kinsale Capital Group, Inc.	864	395,237
Lincoln National Corp.	10,652	457,290
Security Description	Shares	Value
Financials (continued)
Mastercard, Inc., Class A	753	$448,253
Mercantile Bank Corp.	8,869	436,798
Merchants Bancorp	10,311	334,283
Moody's Corp.	877	447,060
NewtekOne, Inc.	33,063	408,989
Nicolet Bankshares, Inc.(b)	3,449	476,962
Northeast Bank	4,294	474,745
Northrim BanCorp, Inc.	5,339	502,026
OFG Bancorp	9,763	436,894
Old Second Bancorp, Inc.	24,326	449,058
Pacific Premier Bancorp, Inc.	17,666	432,640
Palomar Holdings, Inc.(a)	2,968	365,123
Park National Corp.	2,617	449,522
Pathward Financial, Inc.	5,521	438,754
Paymentus Holdings, Inc.(a)	13,907	541,399
PayPal Holdings, Inc.(a)	5,716	401,206
Peoples Bancorp, Inc.	13,341	412,771
PJT Partners, Inc., Class A	2,851	510,329
Popular, Inc.	4,362	548,042
Preferred Bank	4,812	454,253
Progressive Corp.	1,375	339,707
Renasant Corp.	22,884	895,451
SEI Investments Co.	5,312	468,943
Sezzle, Inc.(a)(b)	10,101	955,555
Shift4 Payments, Inc.(a)(b)	4,531	409,738
Shore Bancshares, Inc.	29,493	506,985
Southside Bancshares, Inc.(b)	13,560	423,614
Stock Yards Bancorp, Inc.(b)	5,762	465,051
Synchrony Financial	7,433	567,435
The Hartford Financial Services Group, Inc.	3,299	436,491
Toast, Inc.(a)	11,427	515,358
TriCo Bancshares	9,754	443,027
Trinity Capital, Inc.	25,070	406,134
UMB Financial Corp.	3,914	477,117
United Bankshares, Inc.	11,318	433,932
Unum Group	4,966	346,925
Victory Capital Holdings, Inc., Class A(b)	6,767	482,352
Virtu Financial, Inc., Class A	11,180	468,666
Visa, Inc., Class A	1,195	420,377
Webster Financial Corp.	8,001	497,822
Westamerica BanCorp	7,982	399,180
World Acceptance Corp.(a)	3,283	562,805
WR Berkley Corp.	6,348	455,088
WSFS Financial Corp.	7,740	451,165
Zions Bancorp NA	8,330	483,223
Total Financials		40,286,624

Health Care (9.55%)
Abbott Laboratories	3,124	414,430
ACADIA Pharmaceuticals, Inc.(a)	23,438	609,154
ADMA Biologics, Inc.(a)	21,136	364,807
Agilent Technologies, Inc.	3,218	404,374
Amgen, Inc.	1,242	357,336
Biogen, Inc.(a)	2,773	366,646
BioMarin Pharmaceutical, Inc.(a)	5,515	321,359
Boston Scientific Corp.(a)	3,989	420,839

Security Description	Shares	Value
Health Care (continued)
Catalyst Pharmaceuticals, Inc.(a)	18,092	$372,514
Corcept Therapeutics, Inc.(a)	6,865	478,628
DaVita, Inc.(a)	2,667	367,406
Dexcom, Inc.(a)	5,536	417,082
Doximity, Inc., Class A(a)	6,373	432,982
Edwards Lifesciences Corp.(a)	5,636	458,432
Eli Lilly & Co.	480	351,638
Encompass Health Corp.	4,040	491,910
Exelixis, Inc.(a)	10,761	402,677
GE HealthCare Technologies, Inc.	4,784	352,724
Halozyme Therapeutics, Inc.(a)	6,346	464,210
Harmony Biosciences Holdings, Inc.(a)	11,497	424,124
Hims & Hers Health, Inc.(a)(b)	11,476	486,009
IDEXX Laboratories, Inc.(a)	930	601,794
Insulet Corp.(a)	1,512	513,899
Intuitive Surgical, Inc.(a)	823	389,522
iRadimed Corp.	7,712	558,657
Krystal Biotech, Inc.(a)	2,137	315,635
Lantheus Holdings, Inc.(a)(b)	3,845	211,091
LeMaitre Vascular, Inc.	4,636	442,112
Medpace Holdings, Inc.(a)	1,209	574,892
MiMedx Group, Inc.(a)	50,073	355,518
Molina Healthcare, Inc.(a)	1,252	226,399
Pfizer, Inc.	15,267	378,011
Protagonist Therapeutics, Inc.(a)	7,443	439,509
Quest Diagnostics, Inc.	2,295	416,864
Regeneron Pharmaceuticals, Inc.	578	335,645
ResMed, Inc.	1,759	482,863
Semler Scientific, Inc.(a)(b)	10,946	324,439
United Therapeutics Corp.(a)	1,248	380,340
Universal Health Services, Inc., Class B	2,283	414,547
Veeva Systems, Inc., Class A(a)	1,709	460,063
Waters Corp.(a)	1,086	327,755
Zoetis, Inc.	2,485	388,654
Total Health Care		17,297,490

Industrials (22.34%)
Acuity Brands, Inc.	1,493	487,420
Applied Industrial Technologies, Inc.	1,759	463,637
Argan, Inc.	3,283	749,246
Armstrong World Industries, Inc.	2,812	550,505
Automatic Data Processing, Inc.	1,332	404,995
Axon Enterprise, Inc.(a)	714	533,565
Blue Bird Corp.(a)	11,408	666,113
Booz Allen Hamilton Holding Corp.	3,424	372,257
Broadridge Financial Solutions, Inc.	1,709	436,855
Byrna Technologies, Inc.(a)(b)	20,564	419,506
Carlisle Cos., Inc.	1,154	445,317
Cintas Corp.	2,028	425,941
Security Description	Shares	Value
Industrials (continued)
Comfort Systems USA, Inc.	1,158	$814,514
Copart, Inc.(a)	7,337	358,119
Core & Main, Inc.(a)	8,296	536,917
CRA International, Inc.	2,285	442,742
Crane Co.	2,586	479,186
CSG Systems International, Inc.	6,506	417,425
Cummins, Inc.	1,211	482,511
Curtiss-Wright Corp.	1,219	582,865
Delta Air Lines, Inc.	8,512	525,871
Dover Corp.	2,185	390,809
DXP Enterprises, Inc.(a)	4,686	585,188
EMCOR Group, Inc.	1,011	626,820
Emerson Electric Co.	3,497	461,604
Enerpac Tool Group Corp., Class A	9,007	381,356
EnerSys	4,060	416,759
ESCO Technologies, Inc.	2,499	502,074
ExlService Holdings, Inc.(a)	8,469	370,773
Expeditors International of Washington, Inc.	3,374	406,702
Fastenal Co.	10,480	520,437
Federal Signal Corp.	5,083	625,158
Genpact, Ltd.	7,928	359,456
Greenbrier Cos., Inc.	7,102	331,166
Griffon Corp.	5,636	429,238
HEICO Corp., Class A	1,918	469,929
Howmet Aerospace, Inc.	3,077	535,706
IBEX Holdings, Ltd.(a)	15,717	464,123
IES Holdings, Inc.(a)(b)	2,123	741,585
Illinois Tool Works, Inc.	1,561	413,119
Innodata, Inc.(a)(b)	8,688	329,970
Interface, Inc.	20,502	547,813
ITT, Inc.	2,901	493,895
Leidos Holdings, Inc.	2,881	521,230
Lennox International, Inc.	677	377,671
Lincoln Electric Holdings, Inc.	2,089	506,854
Liquidity Services, Inc.(a)	13,186	350,616
LSI Industries, Inc.	22,996	527,298
Matson, Inc.	3,062	318,601
McGrath RentCorp	3,469	421,449
Mueller Industries, Inc.	4,893	469,434
Mueller Water Products, Inc.	14,172	373,574
NEXTracker, Inc.(a)	8,696	584,893
Norfolk Southern Corp.	1,707	477,926
Northrop Grumman Corp.	817	482,063
Old Dominion Freight Line, Inc.	2,402	362,630
Oshkosh Corp.	4,095	570,720
PACCAR, Inc.	3,901	390,022
Parker-Hannifin Corp.	635	482,187
Paychex, Inc.	2,693	375,552
Paycom Software, Inc.	1,849	420,000
Powell Industries, Inc.(b)	2,221	591,141
RB Global, Inc.	4,030	461,596
RBC Bearings, Inc.(a)	1,144	446,114
Republic Services, Inc.	1,697	397,047
REV Group, Inc.	13,264	705,777
Rollins, Inc.	7,614	430,496
SkyWest, Inc.(a)	4,495	545,693
Snap-on, Inc.	1,216	395,492

Security Description	Shares	Value
Industrials (continued)
SS&C Technologies Holdings, Inc.	4,812	$426,632
Sterling Infrastructure, Inc.(a)(b)	3,306	920,820
Uber Technologies, Inc.(a)	5,428	508,875
UL Solutions, Inc.(b)	7,580	478,829
Union Pacific Corp.	1,687	377,163
United Airlines Holdings, Inc.(a)	5,342	560,910
Upwork, Inc.(a)	30,935	476,090
Valmont Industries, Inc.	1,219	447,519
Vertiv Holdings Co.	4,572	583,159
Waste Management, Inc.	1,792	405,691
Watts Water Technologies, Inc., Class A	1,913	529,710
Willis Lease Finance Corp.(b)	2,252	334,827
Woodward, Inc.	2,228	549,915
WW Grainger, Inc.	410	415,535
Xylem, Inc.	3,289	465,591
Total Industrials		40,466,529

Information Technology (13.94%)
A10 Networks, Inc.	22,624	400,671
ACM Research, Inc., Class A(a)	13,259	374,169
Adeia, Inc.	29,006	436,250
Adobe, Inc.(a)	987	352,063
Amphenol Corp., Class A	6,215	676,565
Appfolio, Inc., Class A(a)	1,845	511,766
AppLovin Corp., Class A(a)	1,309	626,474
Arista Networks, Inc.(a)	4,641	633,729
Autodesk, Inc.(a)	1,535	483,065
Badger Meter, Inc.	1,996	365,108
Cadence Design Systems, Inc.(a)	1,546	541,765
Cirrus Logic, Inc.(a)	3,933	449,109
Clear Secure, Inc.(b)	15,358	557,649
Climb Global Solutions, Inc.	3,522	435,178
Cognizant Technology Solutions Corp., Class A	4,935	356,554
Coherent Corp.(a)	5,938	537,211
Digi International, Inc.(a)	13,442	466,706
Docusign, Inc.(a)	4,734	362,909
Dolby Laboratories, Inc., Class A	4,802	344,207
Dynatrace, Inc.(a)	7,925	401,005
F5, Inc.(a)	1,474	461,568
Fabrinet(a)	1,804	597,647
Flex, Ltd.(a)	11,297	605,745
Fortinet, Inc.(a)	4,088	322,012
Gartner, Inc.(a)	860	216,023
GoDaddy, Inc., Class A(a)	2,209	327,617
Hewlett Packard Enterprise Co.	25,404	573,368
InterDigital, Inc.(b)	1,822	495,056
International Business Machines Corp.	1,561	380,088
Intuit, Inc.	656	437,552
Itron, Inc.(a)	3,723	457,706
KLA Corp.	558	486,576
Lam Research Corp.	5,088	509,563
Microsoft Corp.	1,014	513,784
Monolithic Power Systems, Inc.	622	519,843
NVIDIA Corp.	3,323	578,800
Security Description	Shares	Value
Information Technology (continued)
OneSpan, Inc.	24,933	$377,112
Oracle Corp.	2,570	581,154
OSI Systems, Inc.(a)	2,108	484,945
Palantir Technologies, Inc., Class A(a)	4,559	714,441
Photronics, Inc.(a)	18,333	415,609
QUALCOMM, Inc.	2,525	405,843
Qualys, Inc.(a)	3,046	413,677
Rambus, Inc.(a)	7,287	537,562
Roper Technologies, Inc.	684	359,996
Salesforce, Inc.	1,408	360,800
Seagate Technology Plc	4,387	734,384
Super Micro Computer, Inc.(a)(b)	9,510	395,045
Synopsys, Inc.(a)	1,710	1,032,019
Trimble, Inc.(a)	5,664	457,765
Tyler Technologies, Inc.(a)	694	390,639
Verint Systems, Inc.(a)	17,800	362,942
Zoom Communications, Inc., Class A(a)	5,438	442,762
Total Information Technology		25,261,796

Materials (3.91%)
Air Products and Chemicals, Inc.	1,345	395,578
Alcoa Corp.	11,345	365,196
Axalta Coating Systems, Ltd.(a)	11,258	351,925
Carpenter Technology Corp.	2,167	521,987
CF Industries Holdings, Inc.	5,080	440,080
CRH PLC	4,050	457,447
Eastman Chemical Co.	4,324	304,150
Ecolab, Inc.	1,581	438,000
NewMarket Corp.	749	619,393
Newmont Corp.	8,354	621,538
Packaging Corp. of America	2,011	438,318
Royal Gold, Inc.	2,569	461,341
RPM International, Inc.	3,419	428,435
Sherwin-Williams Co.	1,154	422,168
Sylvamo Corp.	6,009	277,195
United States Lime & Minerals, Inc.	4,288	539,945
Total Materials		7,082,696

Utilities (2.05%)
Constellation Energy Corp.	1,825	562,064
NRG Energy, Inc.	4,133	601,599
Otter Tail Corp.	4,735	397,693
Southern Co.	4,391	405,289
Talen Energy Corp.(a)	1,923	728,663
Vistra Corp.	3,210	607,043
WEC Energy Group, Inc.	3,827	407,614
Total Utilities		3,709,965

TOTAL COMMON STOCKS
(Cost $141,300,360)		178,612,690

Security Description	Shares	Value
LIMITED PARTNERSHIPS (1.23%)
Energy (1.23%)
Cheniere Energy Partners LP	6,145	339,450

Security Description	Shares	Value
Energy (continued)
Enterprise Products Partners LP	11,632	$373,852
Hess Midstream LP, Class A	9,241	380,729
MPLX LP	7,223	367,434
Natural Resource Partners LP	3,725	385,761
Western Midstream Partners LP	9,732	381,592
Total Energy		2,228,818

TOTAL LIMITED PARTNERSHIPS
(Cost $1,782,891)		2,228,818

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.57%)
Money Market Fund (0.13%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $226,610)	4.22%	226,610	$226,610

Investments Purchased with Collateral from Securities Loaned (1.44%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.31%
(Cost $2,599,474)		2,599,474	2,599,474
TOTAL SHORT TERM INVESTMENTS
(Cost $2,826,084)			2,826,084

TOTAL INVESTMENTS (101.40%)
(Cost $145,909,335)			$183,667,592
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.40%)			(2,529,455)
NET ASSETS - 100.00%			$181,138,137

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $11,232,981.

See Notes to Quarterly Schedule of Investments.

Level Four Large Cap Growth Active ETF
Schedule of Investments

As of August 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.00%)
Communication Services (11.94%)
Alphabet, Inc., Class A	29,847	$6,354,725
Meta Platforms, Inc., Class A	4,599	3,397,281
Netflix, Inc.(a)	1,568	1,894,536
Walt Disney Co.	7,393	875,183
Total Communication Services		12,521,725

Consumer Discretionary (16.15%)
Amazon.com, Inc.(a)	25,146	5,758,434
Booking Holdings, Inc.	529	2,961,897
Etsy, Inc.(a)	12,912	684,465
Home Depot, Inc.	4,751	1,932,564
McDonald's Corp.	2,935	920,240
PulteGroup, Inc.	7,245	956,485
RH(a)	16,495	3,722,427
Total Consumer Discretionary		16,936,512

Consumer Staples (1.89%)
Celsius Holdings, Inc.(a)	22,904	1,440,203
Constellation Brands, Inc., Class A	3,335	540,070
Total Consumer Staples		1,980,273

Energy (1.08%)
Phillips 66	8,486	1,133,560

Financials (11.09%)
Blackrock, Inc.	3,038	3,424,251
Mastercard, Inc., Class A	3,481	2,072,204
Morgan Stanley	16,779	2,524,904
PayPal Holdings, Inc.(a)	36,718	2,577,237
Visa, Inc., Class A	2,913	1,024,735
Total Financials		11,623,331

Health Care (4.05%)
AbbVie, Inc.	5,700	1,199,280
Dexcom, Inc.(a)	13,278	1,000,365
UnitedHealth Group, Inc.	4,158	1,288,439
Vertex Pharmaceuticals, Inc.(a)	1,942	759,361
Total Health Care		4,247,445

Industrials (7.33%)
Fortive Corp.	10,896	521,483
Lockheed Martin Corp.	1,921	875,265
Paycom Software, Inc.	4,218	958,119
TransDigm Group, Inc.	628	878,497
Uber Technologies, Inc.(a)	35,138	3,294,187
United Rentals, Inc.	1,209	1,156,215
Total Industrials		7,683,766
Security Description	Shares	Value
Information Technology (43.54%)
Apple, Inc.	29,020	$6,736,703
Applied Materials, Inc.	8,458	1,359,708
Arista Networks, Inc.(a)	11,104	1,516,251
Broadcom, Inc.	10,088	3,000,070
Docusign, Inc.(a)	27,065	2,074,803
Lam Research Corp.	35,787	3,584,068
Micron Technology, Inc.	14,806	1,762,062
Microsoft Corp.	12,742	6,456,244
Monolithic Power Systems, Inc.	2,439	2,038,419
NVIDIA Corp.	32,654	5,687,675
Palo Alto Networks, Inc.(a)	5,369	1,022,902
Ralliant Corp.	3,527	147,464
Salesforce, Inc.	5,889	1,509,056
ServiceNow, Inc.(a)	2,183	2,002,815
Snowflake, Inc., Class A(a)	20,251	4,833,104
Twilio, Inc., Class A(a)	18,136	1,915,343
Total Information Technology		45,646,687

Real Estate (0.93%)
Zillow Group, Inc.(a)	11,530	972,094

TOTAL COMMON STOCKS
(Cost $72,556,998)		102,745,393

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.01%)
Money Market Fund (2.01%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.22%	2,107,532	$2,107,532

TOTAL SHORT TERM INVESTMENTS
(Cost $2,107,532)			2,107,532

TOTAL INVESTMENTS (100.01%)
(Cost $74,664,530)			$104,852,925
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.01%)			(8,296)
NET ASSETS - 100.00%			$104,844,629

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic Core Income ETF
Schedule of Investments

As of August 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (74.39%)
Communications (0.94%)
Comcast Corp.
4.150%, 10/15/2028	$169,000	$169,563
Total Communications		169,563

Consumer Discretionary (15.81%)
American Honda Finance Corp.
5.050%, 07/10/2031	208,000	213,479
Ford Motor Co.
9.625%, 04/22/2030	232,000	270,210
Ford Motor Credit Co. LLC
7.350%, 11/04/2027	384,000	399,911
General Motors Financial Co., Inc.
6.400%, 01/09/2033	577,000	612,731
Goodyear Tire & Rubber Co.
4.875%, 03/15/2027	168,000	166,920
Hyatt Hotels Corp.
5.750%, 04/23/2030	577,000	600,799
Lennar Corp.
5.200%, 07/30/2030	208,000	214,875
Marriott International, Inc.
4.000%, 04/15/2028(a)	385,000	383,863
Total Consumer Discretionary		2,862,788

Energy (9.90%)
Hess Midstream Operations LP
4.250%, 02/15/2030(b)	168,000	163,239
Kinetik Holdings LP
6.625%, 12/15/2028(b)	672,000	691,785
MPLX LP
5.000%, 01/15/2033	200,000	198,316
ONEOK, Inc.
5.400%, 10/15/2035	200,000	198,175
Phillips 66 Co.
5.250%, 06/15/2031	335,000	347,163
Williams Cos., Inc.
5.300%, 09/30/2035	194,000	194,265
Total Energy		1,792,943

Financials (21.80%)
Ares Capital Corp.
5.500%, 09/01/2030	208,000	210,752
Bank of America Corp.
4.250%, 10/22/2026	234,000	234,183
5Y US TI + 3.23%(c)(d)	416,000	420,907
Blue Owl Credit Income Corp.
7.750%, 01/15/2029	658,000	704,827
Citigroup, Inc.
4.450%, 09/29/2027	307,000	307,906
6.625%, 06/15/2032	102,000	112,514
Goldman Sachs Group, Inc.
1D US SOFR + 1.135%, 10/23/2030(c)	278,000	281,130
Security Description	Principal Amount	Value
Financials (continued)
Iron Mountain, Inc.
4.875%, 09/15/2027(b)	$327,000	$325,116
JPMorgan Chase & Co.
4.250%, 10/01/2027	199,000	200,310
Morgan Stanley
5.000%, 11/24/2025	355,000	355,308
PNC Financial Services Group, Inc.
5Y US TI + 3.238%(c)(d)	416,000	423,702
Royal Bank of Canada
6.000%, 11/01/2027	355,000	369,490
Total Financials		3,946,145

Health Care (1.32%)
CVS Health Corp.
4.300%, 03/25/2028	70,000	69,975
HCA, Inc.
5.375%, 09/01/2026	168,000	168,651
Total Health Care		238,626

Industrials (6.01%)
Ingersoll Rand, Inc.
5.700%, 08/14/2033	577,000	608,509
Johnson Controls International PLC / Tyco Fire & Security Finance SCA
4.900%, 12/01/2032	236,000	238,618
Textron, Inc.
5.500%, 05/15/2035	236,000	240,468
Total Industrials		1,087,595

Materials (0.95%)
DuPont de Nemours, Inc.
4.725%, 11/15/2028	168,000	171,398
Total Materials		171,398

Technology (9.34%)
Concentrix Corp.
6.850%, 08/02/2033	577,000	607,036
Flex, Ltd.
5.250%, 01/15/2032	236,000	240,965
HP, Inc.
5.400%, 04/25/2030	208,000	216,131
Microchip Technology, Inc.
5.050%, 02/15/2030	236,000	240,870
Micron Technology, Inc.
5.375%, 04/15/2028	375,000	386,735
Total Technology		1,691,737

Utilities (8.32%)
Dominion Energy, Inc.
4.250%, 06/01/2028	385,000	385,997
Public Service Enterprise Group, Inc.
5.850%, 11/15/2027	384,000	398,268
Southern California Gas Co.
5.200%, 06/01/2033	341,000	348,465

Security Description	Principal Amount	Value
Utilities (continued)
Vistra Operations Co. LLC
7.750%, 10/15/2031(b)	$351,000	$373,150
Total Utilities		1,505,880

TOTAL CORPORATE BONDS
(Cost $13,217,363)		13,466,675

GOVERNMENT BONDS (21.95%)
Mexico Government International Bond
6.000%, 05/13/2030	172,000	180,041
United States Treasury Bond
4.375%, 05/15/2034	278,000	283,489
4.750%, 02/15/2037	416,000	433,046
4.750%, 11/15/2043	2,096,000	2,077,251
4.000%, 11/15/2052	758,000	650,725
3.625%, 05/15/2053	435,000	347,924
TOTAL GOVERNMENT BONDS
(Cost $4,245,541)		3,972,476

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.39%)
Money Market Fund (2.39%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.22%	433,203	$433,203

TOTAL SHORT TERM INVESTMENTS
(Cost $433,203)			433,203

TOTAL INVESTMENTS (98.73%)
(Cost $17,896,107)			$17,872,354
OTHER ASSETS IN EXCESS OF LIABILITIES (1.27%)			230,610
NET ASSETS - 100.00%			$18,102,964

Investment Abbreviations:
SOFR - Secured Overnight Financing Rate
TI - Treasury Index

Reference Rates:
1D US SOFR - 1 Day SOFR as of August 31, 2025 was 4.34%
5Y US TI - 5 Year US TI as of August 31, 2025 was 3.68%

(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2025, the market value of those securities was $383,863, representing 2.12% of net assets.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,553,290, representing 8.58% of net assets.
(c)	Floating or variable rate security. Interest rate resets periodically on specific dates. The rate shown represents the coupon or interest rate in effect as of August 31, 2025. Security description includes the reference rate and spread if published and available.
(d)	Securities are perpetual and thus do not have a predetermined maturity date.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic US Dividend Advantage ETF
Schedule of Investments

As of August 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.06%)
Communication Services (4.25%)
Alphabet, Inc., Class A	3,482	$741,353
Alphabet, Inc., Class C	10,035	2,142,774
TEGNA, Inc.	26,927	570,852
Total Communication Services		3,454,979

Consumer Discretionary (10.84%)
Amazon.com, Inc.(a)	15,703	3,595,987
Ethan Allen Interiors, Inc.	15,755	464,930
H&R Block, Inc.	22,040	1,109,714
Perdoceo Education Corp.	67,690	2,216,171
TJX Cos., Inc.	7,846	1,071,842
Upbound Group, Inc.	13,657	347,024
Total Consumer Discretionary		8,805,668

Consumer Staples (2.69%)
Altria Group, Inc.	11,263	756,986
B&G Foods, Inc.(b)	102,936	464,241
Coca-Cola Co.	7,553	521,082
Philip Morris International, Inc.	2,630	439,552
Total Consumer Staples		2,181,861

Energy (7.24%)
Antero Midstream Corp.	81,465	1,449,262
Crescent Energy Co.(b)	75,154	716,969
Devon Energy Corp.	8,139	293,818
EOG Resources, Inc.	8,270	1,032,261
Exxon Mobil Corp.	7,121	813,859
Kinder Morgan, Inc.	41,389	1,116,675
VAALCO Energy, Inc.(b)	117,088	454,302
Total Energy		5,877,146

Financials (17.37%)
Fidelity National Information Services, Inc.	14,031	979,504
First Financial Corp.	15,655	923,645
First Horizon National Corp.	40,287	910,486
FNB Corp.	28,134	469,556
Fulton Financial Corp.	27,185	534,457
Hanmi Financial Corp.	35,441	891,696
Heritage Commerce Corp.	67,683	699,165
Old Republic International Corp.	33,226	1,328,043
OneMain Holdings, Inc.	11,036	682,687
Ready Capital Corp.(b)	37,002	157,629
Starwood Property Trust, Inc.	15,344	311,023
TrustCo Bank Corp. NY	19,885	791,224
Universal Insurance Holdings, Inc.	35,202	858,577
US Bancorp	25,226	1,231,786
Valley National Bancorp	52,954	553,899
Veritex Holdings, Inc.	19,144	657,596
Security Description	Shares	Value
Financials (continued)
Visa, Inc., Class A	3,164	$1,113,032
Washington Trust Bancorp, Inc.(b)	22,034	668,291
Western Union Co.(b)	39,724	344,407
Total Financials		14,106,703

Health Care (1.38%)
Amgen, Inc.	1,812	521,331
National Research Corp.	40,592	596,296
Total Health Care		1,117,627

Industrials (6.96%)
Apogee Enterprises, Inc.	13,127	577,260
Deluxe Corp.	36,981	727,046
Genco Shipping & Trading, Ltd.(b)	36,971	622,592
Lockheed Martin Corp.	1,005	457,908
MSC Industrial Direct Co. Inc, Class A, Class A(b)	5,103	460,444
Paychex, Inc.	3,647	508,592
Pitney Bowes, Inc.(b)	135,417	1,641,254
Trane Technologies PLC	1,570	652,492
Total Industrials		5,647,588

Information Technology (34.67%)
Apple, Inc.	26,511	6,154,264
Cisco Systems, Inc.	23,000	1,589,070
Hewlett Packard Enterprise Co.	64,110	1,446,963
International Business Machines Corp.	6,321	1,539,100
Microsoft Corp.	13,919	7,052,618
NVIDIA Corp.	54,639	9,517,021
QUALCOMM, Inc.	5,322	855,405
Total Information Technology		28,154,441

Materials (3.57%)
Greif, Inc.	6,499	443,752
Myers Industries, Inc.	61,392	1,027,702
Ramaco Resources, Inc.(b)	55,912	1,429,722
Total Materials		2,901,176

Real Estate (5.75%)
Camden Property Trust	3,965	444,000
Curbline Properties Corp.	20,864	470,066
Global Medical REIT, Inc.(b)	93,020	697,650
Invitation Homes, Inc.	13,489	422,071
Medical Properties Trust, Inc.	101,202	455,409
Piedmont Realty Trust, Inc., Class A	32,402	274,445
SITE Centers Corp.	10,243	125,784
Tanger, Inc.	26,845	917,562
Universal Health Realty Income Trust	21,227	861,604
Total Real Estate		4,668,591

Utilities (3.34%)
Clearway Energy, Inc., Class C	39,811	1,186,766
Evergy, Inc.	6,884	490,554

Security Description	Shares	Value
Utilities (continued)
Public Service Enterprise Group, Inc.	12,530	$1,031,595
Total Utilities		2,708,915

TOTAL COMMON STOCKS
(Cost $63,527,570)		79,624,695

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.11%)
Money Market Fund (1.87%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $1,521,807)	4.22%	1,521,807	$1,521,807

Investments Purchased with Collateral from Securities Loaned (1.23%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.31%
(Cost $999,398)		999,398	999,398
TOTAL SHORT TERM INVESTMENTS
(Cost $2,521,205)			2,521,205

TOTAL INVESTMENTS (101.17%)
(Cost $66,048,775)			$82,145,900
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.17%)			(946,220)
NET ASSETS - 100.00%			$81,199,680

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $5,151,808.

See Notes to Quarterly Schedule of Investments.

RiverFront Strategic Income Fund
Schedule of Investments

As of August 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (73.58%)
Communications (4.60%)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.500%, 05/01/2026(a)	$399,000	$399,659
Charter Communications Operating LLC / Charter Communications Operating Capital
6.150%, 11/10/2026	1,033,000	1,049,040
Netflix, Inc.
4.375%, 11/15/2026	716,000	720,506
Sirius XM Radio LLC
5.000%, 08/01/2027(a)	820,000	816,811
T-Mobile USA, Inc.
4.750%, 02/01/2028	1,236,000	1,238,790
Total Communications		4,224,806

Consumer Discretionary (13.16%)
Brink's Co.
6.500%, 06/15/2029(a)	952,000	979,706
Ford Motor Credit Co. LLC
6.950%, 03/06/2026	873,000	880,225
General Motors Financial Co., Inc.
5.400%, 04/06/2026	810,000	813,947
Group 1 Automotive, Inc.
6.375%, 01/15/2030(a)	991,000	1,017,253
Hilton Domestic Operating Co., Inc.
5.750%, 05/01/2028(a)	1,033,000	1,035,542
Hyatt Hotels Corp.
5.750%, 01/30/2027	835,000	850,436
Las Vegas Sands Corp.
6.000%, 08/15/2029	928,000	964,375
Lennar Corp.
4.750%, 11/29/2027	843,000	849,792
Marriott International, Inc.
4.900%, 04/15/2029	810,000	826,564
MGM Resorts International
5.500%, 04/15/2027	880,000	885,562
Newell Brands, Inc.
6.375%, 09/15/2027	1,033,000	1,047,649
Service Corp. International
5.750%, 10/15/2032	1,031,000	1,042,534
Volkswagen Group of America Finance LLC
6.450%, 11/16/2030(a)	825,000	887,924
Total Consumer Discretionary		12,081,509

Consumer Staples (1.00%)
Post Holdings, Inc.
6.250%, 02/15/2032(a)	892,000	917,436
Total Consumer Staples		917,436
Security Description	Principal Amount	Value
Energy (8.74%)
Columbia Pipelines Holding Co. LLC
6.042%, 08/15/2028(a)	$873,000	$913,519
EQT Corp.
6.375%, 04/01/2029(a)	1,220,000	1,265,153
Hess Midstream Operations LP
6.500%, 06/01/2029(a)	928,000	960,118
Hilcorp Energy I LP / Hilcorp Finance Co.
7.250%, 02/15/2035(a)	1,031,000	1,006,679
Kinetik Holdings LP
6.625%, 12/15/2028(a)	873,000	898,703
Murphy Oil Corp.
6.000%, 10/01/2032	1,031,000	1,004,685
Sunoco LP / Sunoco Finance Corp.
7.000%, 09/15/2028(a)	873,000	902,473
Venture Global Plaquemines LNG LLC
6.750%, 01/15/2036(a)	1,021,000	1,072,127
Total Energy		8,023,457

Financials (18.98%)
Aircastle, Ltd.
6.500%, 07/18/2028(a)	873,000	918,917
American Express Co.
5.850%, 11/05/2027	916,000	950,728
Ares Capital Corp.
7.000%, 01/15/2027	820,000	845,246
Avolon Holdings Funding, Ltd.
6.375%, 05/04/2028(a)	886,000	927,020
Block, Inc.
6.500%, 05/15/2032	904,000	937,226
Blue Owl Credit Income Corp.
7.750%, 01/15/2029	843,000	902,993
Blue Owl Technology Finance Corp.
6.750%, 04/04/2029	833,000	862,662
Citigroup, Inc.
4.450%, 09/29/2027	1,143,000	1,146,372
EPR Properties
4.750%, 12/15/2026	713,000	713,887
HAT Holdings I LLC / HAT Holdings II LLC
8.000%, 06/15/2027(a)	259,000	268,970
HSBC USA, Inc.
5.294%, 03/04/2027	892,000	908,217
Iron Mountain, Inc.
4.875%, 09/15/2027(a)	794,000	789,425
KeyBank NA/Cleveland OH
5.850%, 11/15/2027	873,000	900,708
Macquarie Airfinance Holdings, Ltd.
6.400%, 03/26/2029(a)	952,000	1,002,028
Omega Healthcare Investors, Inc.
5.250%, 01/15/2026	459,000	459,120
OneMain Finance Corp.
6.625%, 01/15/2028	928,000	952,035
6.625%, 05/15/2029	1,028,000	1,058,364

Security Description	Principal Amount	Value
Financials (continued)
Penske Truck Leasing Co. Lp / PTL Finance Corp.
6.050%, 08/01/2028(a)	$873,000	$913,805
Royal Bank of Canada
6.000%, 11/01/2027	916,000	953,388
Starwood Property Trust, Inc.
6.000%, 04/15/2030(a)	1,000,000	1,019,238
Total Financials		17,430,349

Health Care (2.77%)
DaVita, Inc.
4.625%, 06/01/2030(a)	794,000	764,999
GE HealthCare Technologies, Inc.
5.600%, 11/15/2025	873,000	874,262
HCA, Inc.
5.625%, 09/01/2028	880,000	907,784
Total Health Care		2,547,045

Industrials (8.85%)
Hillenbrand, Inc.
6.250%, 02/15/2029	880,000	900,058
L3Harris Technologies, Inc.
5.400%, 07/31/2033	1,096,000	1,132,667
MasTec, Inc.
4.500%, 08/15/2028(a)	764,000	759,751
Textron, Inc.
5.500%, 05/15/2035	1,288,000	1,312,383
TransDigm, Inc.
6.375%, 03/01/2029(a)	892,000	914,374
Trinity Industries, Inc.
7.750%, 07/15/2028(a)	928,000	960,211
United Rentals North America, Inc.
6.000%, 12/15/2029(a)	1,094,000	1,122,222
WESCO Distribution, Inc.
6.375%, 03/15/2029(a)	1,000,000	1,030,827
Total Industrials		8,132,493

Materials (9.97%)
Alcoa Nederland Holding BV
7.125%, 03/15/2031(a)	880,000	928,798
ArcelorMittal SA
6.550%, 11/29/2027	873,000	911,233
Avient Corp.
6.250%, 11/01/2031(a)	1,031,000	1,050,891
Ball Corp.
6.000%, 06/15/2029	880,000	903,819
Berry Global, Inc.
4.875%, 07/15/2026(a)	376,000	375,756
Celanese US Holdings LLC
7.050%, 11/15/2030	873,000	908,367
Freeport-McMoRan, Inc.
5.000%, 09/01/2027	403,000	403,094
Methanex Corp.
5.125%, 10/15/2027	725,000	722,231
Methanex US Operations, Inc.
6.250%, 03/15/2032(a)	580,000	585,623
Security Description	Principal Amount	Value
Materials (continued)
Qnity Electronics, Inc.
5.750%, 08/15/2032(a)	$1,000,000	$1,017,829
Sasol Financing USA LLC
4.375%, 09/18/2026	459,000	455,108
Sealed Air Corp./Sealed Air Corp US
6.125%, 02/01/2028(a)	880,000	893,251
Total Materials		9,156,000

Technology (2.57%)
CDW LLC / CDW Finance Corp.
3.569%, 12/01/2031	8,000	7,452
Concentrix Corp.
6.600%, 08/02/2028	1,236,000	1,308,775
Seagate Data Storage Technology Pte, Ltd.
5.875%, 07/15/2030(a)	1,028,000	1,042,906
Total Technology		2,359,133

Utilities (2.94%)
American Electric Power Co., Inc.
5.750%, 11/01/2027	916,000	945,220
NRG Energy, Inc.
5.750%, 01/15/2028	820,000	823,110
Vistra Operations Co. LLC
7.750%, 10/15/2031(a)	873,000	928,092
Total Utilities		2,696,422

TOTAL CORPORATE BONDS
(Cost $66,503,165)		67,568,650

GOVERNMENT BONDS (23.04%)
Mexico Government International Bond
6.000%, 05/13/2030	894,000	935,795
U.S. Treasury Note
4.625%, 09/30/2030	1,119,000	1,165,727
United States Treasury Bond
4.375%, 05/15/2034	1,119,000	1,141,096
4.750%, 02/15/2037	1,662,000	1,730,103
4.750%, 11/15/2043	3,952,000	3,916,648
4.500%, 02/15/2044	4,778,000	4,581,281
4.625%, 05/15/2044	1,497,000	1,456,651
4.000%, 11/15/2052	7,254,000	6,227,389
TOTAL GOVERNMENT BONDS
(Cost $22,894,033)		21,154,690

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.99%)
Money Market Fund (1.99%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.22%	1,824,917	$1,824,917

TOTAL SHORT TERM INVESTMENTS
(Cost $1,824,917)			1,824,917

TOTAL INVESTMENTS (98.61%)
(Cost $91,222,115)			$90,548,257
OTHER ASSETS IN EXCESS OF LIABILITIES (1.39%)			1,277,940
NET ASSETS - 100.00%			$91,826,197

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $31,288,035, representing 34.07% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS ETF Trust

Notes to Quarterly Schedules of Investments

August 31, 2025 (Unaudited)

1. Portfolio Valuation

Shares of the ALPS Active REIT ETF, the ALPS Electrification Infrastructure ETF, and the Level Four Large Cap Growth Active ETF are listed on the NASDAQ Stock Market LLC (“NASDAQ”). Shares of the the ALPS | O’Shares Global Internet Giants ETF, the ALPS | O’Shares International Developed Quality Dividend ETF (formerly ALPS | O’Shares Europe Quality Dividend ETF), the ALPS | O’Shares U.S. Quality Dividend ETF and the ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF are listed on the Cboe BZX Exchange, Inc. (the “Cboe BZX”). Shares of the Alerian Energy Infrastructure ETF, the Alerian MLP ETF, the ALPS Active Equity Opportunity ETF, the ALPS Clean Energy ETF, the ALPS Disruptive Technologies ETF, the ALPS Emerging Sector Dividend Dogs ETF, the ALPS Equal Sector Weight ETF, the ALPS Global Travel Beneficiaries ETF, the ALPS Intermediate Municipal Bond ETF, the ALPS International Sector Dividend Dogs ETF, the ALPS Medical Breakthroughs ETF, the ALPS REIT Dividend Dogs ETF, the ALPS Sector Dividend Dogs ETF, the ALPS | Smith Core Plus Bond ETF, the Barron’s 400SM ETF, the RiverFront Dynamic Core Income ETF, the RiverFront Dynamic US Dividend Advantage ETF, and the RiverFront Strategic Income Fund (each a “Fund” and along with ALPS Active REIT ETF, ALPS Electrification Infrastructure ETF, Level Four Large Cap Growth Active ETF, ALPS | O’Shares Global Internet Giants ETF, ALPS | O’Shares International Developed Quality Dividend ETF (formerly ALPS | O’Shares Europe Quality Dividend ETF), ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, collectively, the “Funds”) are listed on the New York Stock Exchange Arca, Inc. (“NYSE”). Each Fund’s Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the schedules of investments. The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the schedules of investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the schedules of investments and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Fund as a whole. ALPS Advisors, Inc. (the "Adviser") is the CODM for each Fund. Each Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance.

Portfolio securities listed on any exchange other than the NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee ("Valuation Designee") for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

The accounting records of each Fund are maintained in U.S. dollars.

Certain Funds may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund’s securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund’s ability to track their Index.

2. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, Exchange Traded Funds, Closed-End Funds and Limited Partnerships, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds may invest a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 2 in the hierarchy, due to their active trading, short-term maturity and liquidity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at August 31, 2025:

Alerian Energy Infrastructure ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Canadian Energy Infrastructure Companies*	$93,510,653	$–	$–	$93,510,653
Exchange Traded Fund	451,950	–	–	451,950
U.S. Energy Infrastructure Companies*	86,074,308	–	–	86,074,308
U.S. Energy Infrastructure MLPs*	89,717,196	–	–	89,717,196
U.S. General Partners*	46,802,535	–	–	46,802,535
Total	$316,556,642	$–	$–	$316,556,642

Alerian MLP ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Master Limited Partnerships*	$11,236,238,744	$–	$–	$11,236,238,744
Short Term Investments	169,953	–	–	169,953
Total	$11,236,408,697	$–	$–	$11,236,408,697

ALPS Active Equity Opportunity ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$21,416,010	$–	$–	$21,416,010
Short Term Investments	372,863	–	–	372,863
Total	$21,788,873	$–	$–	$21,788,873

ALPS Active REIT ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$43,856,082	$–	$–	$43,856,082
Short Term Investments	846,111	–	–	846,111
Total	$44,702,193	$–	$–	$44,702,193

ALPS Clean Energy ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$90,855,584	$–	$–	$90,855,584
Master Limited Partnerships*	6,058,001	–	–	6,058,001
Short Term Investments	10,368,817	–	–	10,368,817
Total	$107,282,402	$–	$–	$107,282,402

ALPS Disruptive Technologies ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$85,676,585	$–	$–	$85,676,585
Master Limited Partnerships*	819,711	–	–	819,711
Short Term Investments	3,919,513	–	–	3,919,513
Total	$90,415,809	$–	$–	$90,415,809

ALPS Electrification Infrastructure ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$66,689,509	$–	$–	$66,689,509
Short Term Investments	1,366,562	–	–	1,366,562
Total	$68,056,071	$–	$–	$68,056,071

ALPS Emerging Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*
Russia	$–	$–	$1,233	$1,233
Other*	26,594,620	–	–	26,594,620
Preferred Stock*	492,563	–	–	492,563
Short Term Investments	1,631,404	–	–	1,631,404
Total	$28,718,587	$–	$1,233	$28,719,820

ALPS Equal Sector Weight ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds*	$549,443,060	$–	$–	$549,443,060
Short Term Investments	419,788	–	–	419,788
Total	$549,862,848	$–	$–	$549,862,848

ALPS Intermediate Municipal Bond ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Government Bonds*	$–	$99,917	$–	$99,917
Municipal Bonds*	–	41,275,905	–	41,275,905
Short Term Investments	104,718	–	–	104,718
Total	$104,718	$41,375,822	$–	$41,480,540

ALPS International Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$379,594,012	$–	$–	$379,594,012
Short Term Investments	11,927,065	–	–	11,927,065
Total	$391,521,077	$–	$–	$391,521,077

ALPS Medical Breakthroughs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$80,906,406	$–	$–	$80,906,406
Short Term Investments	6,998,323	–	–	6,998,323
Total	$87,904,729	$–	$–	$87,904,729

ALPS | O'Shares Global Internet Giants ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$156,896,621	$–	$–	$156,896,621
Short Term Investments	58,037	–	–	58,037
Total	$156,954,658	$–	$–	$156,954,658

ALPS | O'Shares International Developed Quality Dividend ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$40,024,685	$–	$–	$40,024,685
Short Term Investments	844,065	–	–	844,065
Total	$40,868,750	$–	$–	$40,868,750

ALPS | O'Shares U.S. Quality Dividend ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$821,831,598	$–	$–	$821,831,598
Short Term Investments	213,937	–	–	213,937
Total	$822,045,535	$–	$–	$822,045,535

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$998,731,675	$–	$–	$998,731,675
Short Term Investments	520,249	–	–	520,249
Total	$999,251,924	$–	$–	$999,251,924

ALPS REIT Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$13,213,803	$–	$–	$13,213,803
Short Term Investments	4,684	–	–	4,684
Total	$13,218,487	$–	$–	$13,218,487

ALPS Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$1,233,033,399	$–	$–	$1,233,033,399
Short Term Investments	755,909	–	–	755,909
Total	$1,233,789,308	$–	$–	$1,233,789,308

ALPS | Smith Core Plus Bond ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Bank Loans*	$–	$17,095,780	$–	$17,095,780
Collateralized Mortgage Obligations*	–	91,241,877	–	91,241,877
Commercial Mortgage-Backed Securities*	–	10,307,917	–	10,307,917
Mortgage-Backed Securities*	–	246,650,328	–	246,650,328
Corporate Bonds*	–	806,104,978	–	806,104,978
Government Bonds*	–	759,148,975	–	759,148,975
Preferred Stock*	2,737,460	48,148,856	–	50,886,316
Short Term Investments	27,859,509	–	–	27,859,509
Total	$30,596,969	$1,978,698,711	$–	$2,009,295,680

Barron's 400 ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$178,612,690	$–	$–	$178,612,690
Limited Partnerships*	2,228,818	–	–	2,228,818
Short Term Investments	2,826,084	–	–	2,826,084
Total	$183,667,592	$–	$–	$183,667,592

Level Four Large Cap Growth Active ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$102,745,393	$–	$–	$102,745,393
Short Term Investments	2,107,532	–	–	2,107,532
Total	$104,852,925	$–	$–	$104,852,925

RiverFront Dynamic Core Income ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$13,466,675	$–	$13,466,675
Government Bonds*	–	3,972,476	–	3,972,476
Short Term Investments	433,203	–	–	433,203
Total	$433,203	$17,439,151	$–	$17,872,354

RiverFront Dynamic US Dividend Advantage ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$79,624,695	$–	$–	$79,624,695
Short Term Investments	2,521,205	–	–	2,521,205
Total	$82,145,900	$–	$–	$82,145,900

RiverFront Strategic Income Fund
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$67,568,650	$–	$67,568,650
Government Bonds*	–	21,154,690	–	21,154,690
Short Term Investments	1,824,917	–	–	1,824,917
Total	$1,824,917	$88,723,340	$–	$90,548,257

*	For a detailed sector, state or country breakdown, see the accompanying Schedule of Investments.

The Funds, except for the ALPS Emerging Sector Dividend Dogs ETF, did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the nine months ended August 31, 2025. As of August 31, 2025, the ALPS Emerging Sector Dividend Dogs ETF held securities classified as Level 3 in the fair value hierarchy valued at $1,233, which represents less than 0.005% of the Fund’s net assets.

3. Lending of Portfolio Securities

Alerian Energy Infrastructure ETF, ALPS Active Equity Opportunity ETF, ALPS Active REIT ETF, ALPS Clean Energy ETF, ALPS Disruptive Technologies ETF, ALPS Electrification Infrastructure ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS Equal Sector Weight ETF, ALPS Global Travel Beneficiaries ETF, ALPS International Sector Dividend Dogs ETF, ALPS Medical Breakthroughs ETF, ALPS | O’Shares Global Internet Giants ETF, ALPS | O’Shares International Developed Quality Dividend ETF, ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, ALPS REIT Dividend Dogs ETF, ALPS Sector Dividend Dogs ETF, ALPS | Smith Core Plus Bond ETF, Barron’s 400SM ETF, Level Four Large Cap Growth Active ETF, and RiverFront Dynamic US Dividend Advantage ETF have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. The Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held as SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower). The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Schedule of Investments as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of August 31, 2025:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Alerian Energy Infrastructure ETF	$21,943,333	$–	$22,921,577	$22,921,577
ALPS Clean Energy ETF	29,462,375	10,321,251	21,011,264	31,332,515
ALPS Disruptive Technologies ETF	7,609,284	3,769,241	4,156,887	7,926,128
ALPS Electrification Infrastructure ETF	1,326,988	1,295,877	97,788	1,393,665
ALPS Emerging Sector Dividend Dogs ETF	3,145,503	1,576,710	1,746,641	3,323,351
ALPS Equal Sector Weight ETF	24,638,854	321,125	24,850,361	25,171,486
ALPS International Sector Dividend Dogs ETF	24,622,728	11,205,117	14,824,752	26,029,869
ALPS Medical Breakthroughs ETF	22,280,817	6,901,796	16,252,940	23,154,736
ALPS | O'Shares Global Internet Giants ETF	515,904	53,637	503,093	556,730
ALPS | O'Shares International Developed Quality Dividend ETF	1,575,083	759,769	923,635	1,683,404
ALPS REIT Dividend Dogs ETF	1,123,812	–	1,141,002	1,141,002
Barron's 400 ETF	11,232,981	2,599,474	8,988,762	11,588,236
RiverFront Dynamic US Dividend Advantage ETF	5,151,808	999,398	4,429,123	5,428,521

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

4. Return of Capital Estimates

The Alerian MLP ETF (the “Alerian Fund”) expects a portion of the distributions it receives from Master Limited Partnerships (“MLPs”) to be treated as a tax-deferred return of capital, thus reducing the Alerian Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Alerian Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Alerian Fund.

5. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include, among other things, natural resource- based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners; the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

6. Affiliated Companies

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the nine months ended August 31, 2025, the Alerian MLP ETF held shares in the following affiliates, as defined by the Investment Company Act of 1940:

Security Name	Share Balance as of August 31, 2025	Market Value as of November 30, 2024	Purchases	Purchases In-Kind	Sales	Market Value as of August 31, 2025	Dividends*	Change in Unrealized Appreciation / (Depreciation)	Realized Gain/(Loss)
Delek Logistics Partners LP**	4,286,014	$96,286,255	$76,037,888	$22,595,250	$(18,496,709)	$187,813,134	$-	$26,064,075	$(1,259,721)
EnLink Midstream LLC	-	788,331,984	307,162	23,742,577	(718,492,675)	-	-	(526,595,591)	432,706,543
Genesis Energy LP	23,818,024	242,958,928	38,372,087	44,218,521	(37,972,057)	404,668,228	-	128,988,758	(421,203)
Global Partners LP	5,569,594	276,662,128	28,651,458	39,272,209	(31,812,779)	295,801,137	-	(3,152,243)	(1,535,288)
Hess Midstream LP, Class A	29,143,304	652,095,499	404,653,284	133,697,513	(58,932,832)	1,200,704,125	15,274,797	127,721,107	(3,744,169)
Plains All American Pipeline LP	76,005,339	1,251,024,723	204,382,223	184,664,269	(223,200,190)	1,368,096,102	-	38,101,650	(3,786,455)
Suburban Propane Partners LP	14,206,345	237,557,257	36,850,872	36,540,241	(27,188,695)	265,942,778	-	(2,391,754)	(1,985,881)
Sunoco LP	24,010,532	1,152,052,693	117,974,429	172,946,486	(86,992,560)	1,255,750,824	-	(34,163,218)	(3,836,651)
USA Compression Partners LP	15,957,027	320,598,737	59,370,561	53,101,604	(42,227,592)	383,926,070	-	20,526,828	(3,662,717)
Western Midstream Partners LP	35,096,607	1,222,175,509	136,995,702	182,972,283	(114,137,996)	1,376,137,960	-	41,942,272	(2,258,377)
						$6,738,840,358	$15,274,797	$(182,958,116)	$410,216,081

*	100% of the income received was estimated as Return of Capital.
**	Not an Affiliated Investment as of November 30, 2024.